Exhibit 99.3

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[REDACTED]	RCKT2023CES10016			27399112			Credit	Insurance	Insurance Documentation	Insurance	Flood Insurance Error: Policy effective date is not provided.		Actual insurance documents not found in file. Flood Insurance documents in file are Renewal Notifications and do not detail if the insurance was renewed after the [REDACTED] date.				Reviewer Comment (2023-04-28): Received the flood insurance policy which an new expiration date of [REDACTED]. Buyer Comment (2023-04-27): Please see the attached flood policy.	04/28/2023			1	C	A	C	A	C	A	C	A	C	A		AL	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10016			27399352			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Earlier receipt of documents not found in file.				Reviewer Comment (2022-12-16): Cert provided on [REDACTED] was added to loan package. Exception cleared Buyer Comment (2022-12-15): Please see the attached flood notice dated [REDACTED].	12/16/2022			1	B	A	B	A	B	A	B	A	B	A		AL	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10027	27669245	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Reviewer Comment (2023-04-04): Received the lender's detailed income calculation which is supported by the [REDACTED] YTD paystub and the 2021 [REDACTED]. DTI is now [REDACTED].

Buyer Comment (2023-04-04): [REDACTED]: Please see the updated calculation, we are averaging YTD income because the clients pay rate is truly fluctuating and not just [REDACTED] @ base, but had a tiered system where the borrowers base increases or decreases depending on time worked. Income is declining from [REDACTED].  Averaging base pay through
[REDACTED].  Salary [REDACTED] + Unplanned PTO [REDACTED] + Salary Adjustment
[REDACTED] + Prof Development [REDACTED] + Planned PTO [REDACTED] + Personal
Significance Days [REDACTED] - PTO Adjustment [REDACTED] = [REDACTED]/[REDACTED] =
[REDACTED].  Averaging OT thourgh [REDACTED].  Retro OT [REDACTED] + Salary
Adjust OT [REDACTED] + [REDACTED] [REDACTED] = [REDACTED].  Commission is declining from [REDACTED].  Averaging commission through [REDACTED].
[REDACTED]/[REDACTED] = [REDACTED].  Qualifying Income: [REDACTED] + [REDACTED] +
[REDACTED] = [REDACTED].
																		04/04/2023			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10027	27669288	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Borrower was qualified with monthly OT of [REDACTED] but YTD earnings only support [REDACTED] resulting in DTI of [REDACTED]	Reviewer Comment (2023-04-04): Received the lender's detailed income calculation which is supported by the [REDACTED] YTD paystub and the 2021 [REDACTED]. DTI is now [REDACTED].

Buyer Comment (2023-04-04): [REDACTED]: Please see the updated calculation, we are averaging YTD income because the clients pay rate is truly fluctuating and not just [REDACTED] @ base, but had a tiered system where the borrowers base increases or decreases depending on time worked. Income is declining from [REDACTED].  Averaging base pay through
[REDACTED].  Salary [REDACTED] + Unplanned PTO [REDACTED] + Salary Adjustment
[REDACTED] + Prof Development [REDACTED] + Planned PTO [REDACTED] + Personal
Significance Days [REDACTED] - PTO Adjustment [REDACTED] = [REDACTED]/[REDACTED] =
[REDACTED].  Averaging OT thourgh [REDACTED].  Retro OT [REDACTED] + Salary
Adjust OT [REDACTED] + [REDACTED] [REDACTED] = [REDACTED].  Commission is declining from [REDACTED].  Averaging commission through [REDACTED].
[REDACTED]/[REDACTED] = [REDACTED].  Qualifying Income: [REDACTED] + [REDACTED] +
[REDACTED] = [REDACTED].
																		04/04/2023			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10027	27669332	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower was qualified with monthly OT of [REDACTED] but YTD earnings only support [REDACTED] resulting in DTI of [REDACTED]	Reviewer Comment (2023-04-04): Received the lender's detailed income calculation which is supported by the [REDACTED] YTD paystub and the 2021 [REDACTED]. DTI is now [REDACTED]. Received the lender's detailed income calculation which is supported by the [REDACTED] YTD paystub and the 2021 [REDACTED]. DTI is now [REDACTED].

Buyer Comment (2023-04-04): [REDACTED]: Please see the updated calculation, we are averaging YTD income because the clients pay rate is truly fluctuating and not just [REDACTED]@ base, but had a tiered system where the borrowers base increases or decreases depending on time worked. Income is declining from [REDACTED].  Averaging base pay through
[REDACTED].  Salary [REDACTED] + Unplanned PTO [REDACTED] + Salary Adjustment
[REDACTED] + Prof Development [REDACTED] + Planned PTO [REDACTED] + Personal
Significance Days [REDACTED] - PTO Adjustment [REDACTED] = [REDACTED]/[REDACTED] =
[REDACTED].  Averaging OT thourgh [REDACTED].  Retro OT [REDACTED] + Salary
Adjust OT [REDACTED] + [REDACTED] [REDACTED] = [REDACTED].  Commission is declining from [REDACTED].  Averaging commission through [REDACTED].
[REDACTED]/[REDACTED]= [REDACTED].  Qualifying Income:[REDACTED] + [REDACTED] +
[REDACTED] = [REDACTED].
																		04/04/2023			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10027	27674157	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on 1026.43(c)(5) of [REDACTED] moderately exceed the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Borrower was qualified with monthly OT of [REDACTED] but YTD earnings only support [REDACTED] resulting in DTI of [REDACTED]	Reviewer Comment (2023-04-04): Received the lender's detailed income calculation which is supported by the [REDACTED] YTD paystub and the 2021 [REDACTED]. DTI is now [REDACTED].

Buyer Comment (2023-04-04): [REDACTED]: Please see the updated calculation, we are averaging YTD income because the clients pay rate is truly fluctuating and not just [REDACTED]@ base, but had a tiered system where the borrowers base increases or decreases depending on time worked. Income is declining from [REDACTED].  Averaging base pay through
[REDACTED].  Salary [REDACTED] + Unplanned PTO [REDACTED] + Salary Adjustment
[REDACTED] + Prof Development [REDACTED] + Planned PTO [REDACTED] + Personal
Significance Days [REDACTED] - PTO Adjustment [REDACTED] = [REDACTED]/[REDACTED] =
[REDACTED].  Averaging OT thourgh [REDACTED].  Retro OT [REDACTED] + Salary
Adjust OT [REDACTED] + [REDACTED] [REDACTED] = [REDACTED].  Commission is declining from [REDACTED].  Averaging commission through [REDACTED].
[REDACTED]/[REDACTED] = [REDACTED].  Qualifying Income: [REDACTED] + [REDACTED] +
[REDACTED] = [REDACTED].
																		04/04/2023			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10029			27686973			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of [REDACTED].	Loan is ATR Fail due to missing income documentation for Sole proprietor businesses for borrower				Reviewer Comment (2023-03-29): Income from second [REDACTED] job was removed from qualification. Third Party Verification was no longer needed. Exception no longer valid. Buyer Comment (2023-03-29): The [REDACTED] income for "[REDACTED]" is not needed to qualify and can be removed from qualifying income, please see the attached updated 1008.	03/29/2023			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10029			27686974			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Please provide third party verification with evidence of Real Estate Broker license evidencing start date and length of time in business with evidence still active at time of loan closing				Reviewer Comment (2023-03-29): Third Party Verification has been provided to satisfy exception. Reviewer Comment (2023-01-25): Real estate business doc provided and associated the same. exception cleared. Buyer Comment (2023-01-24): Please see the attached Real estate License for [REDACTED].	03/29/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10029			27686975			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Please provide third party verification of Care giver business verifying start date, length of time in business and active at time of loan closing				Reviewer Comment (2023-03-29): Income from second [REDACTED] job was removed from qualification. Third Party Verification was no longer needed. Exception no longer valid. Buyer Comment (2023-03-29): The [REDACTED] income for "[REDACTED]" is not needed to qualify and can be removed from qualifying income, please see the attached updated 1008.	03/29/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10029			27686976			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Please provide third party verification with evidence of Real Estate Broker license evidencing start date and length of time in business with evidence still active at time of loan closing				Reviewer Comment (2023-01-25): Real estate business doc provided and associated the same. exception cleared. Buyer Comment (2023-01-24): Please see the attached Real estate License for [REDACTED].	01/25/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10029			27686977			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Please provide third party verification of Care giver business verifying start date, length of time in business and active at time of loan closing				Reviewer Comment (2023-03-29): Income from second [REDACTED] job was removed from qualification. Third Party Verification was no longer needed. Exception no longer valid. Buyer Comment (2023-03-29): The [REDACTED] income for "[REDACTED]" is not needed to qualify and can be removed from qualifying income, please see the attached updated 1008.	03/29/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10029			27686978			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Ability to Repay not satisfied due to missing income documentation. Missing income documentation will eliminate this exception				Reviewer Comment (2023-03-29): Income from second [REDACTED] job was removed from qualification. Third Party Verification was no longer needed. Exception no longer valid.	03/29/2023			1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10029			27687043			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Please provide missing income documents.				Reviewer Comment (2023-03-29): Income from second [REDACTED] job was removed from qualification. Third Party Verification was no longer needed. Exception no longer valid. Buyer Comment (2023-03-29): The [REDACTED] income for "[REDACTED]" is not needed to qualify and can be removed from qualifying income, please see the attached updated 1008.	03/29/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064			28011086			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-03-02): Proof borrower received appraisal was provided. Exception cleared. Buyer Comment (2023-03-01): Please see the attached screen shot from our online documents portal showing the client viewed the appraisal on [REDACTED].	03/02/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064			28011087			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	There was no proof in file that borrower acknowledged receipt of appraisal at least three days prior to closing.				Reviewer Comment (2023-03-02): Proof borrower received appraisal was provided. Exception cleared. Buyer Comment (2023-03-01): Please see the attached screen shot from our online documents portal showing the client viewed the appraisal on [REDACTED].	03/02/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064	28011372	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Result of using 2021 schedule E for rental income. Loss increased to [REDACTED]versus [REDACTED] increasing DTI above [REDACTED].	Borrower has worked in the same position for more than [REDACTED]. Borrower has been employed in the same industry for more than [REDACTED]. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [REDACTED].	Median FICO is [REDACTED] Borrower #2 has been with the current employer [REDACTED] years Over [REDACTED] years of Mortgage payment history on the credit report with No Lates Housing Ratio is [REDACTED]	SitusAMC SitusAMC SitusAMC,Originator	Buyer Comment (2023-03-09): Seller acknowledges the exception, no change to grading

Reviewer Comment (2023-03-06): Median FICO is [REDACTED]
Borrower #2 has been with the current employer [REDACTED] years
Over [REDACTED] years of Mortgage payment history on the credit report with No Lates
Housing Ratio is [REDACTED]

Reviewer Comment (2023-03-02): Exception remains EV-3 as DTI exceeds clients guidelines.

Buyer Comment (2023-03-01): Please review for a regrade using compensating factors: Qualifying FICO is [REDACTED], [REDACTED] years of mortgage history with 0 late payments, Borrower #2 has been with their employer for [REDACTED] years.
																				03/09/2023	2	C	B	C	B	C	B	C	B	C	B		MN	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064			28011380			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Result of using 2021 schedule E for rental income. Loss increased to [REDACTED] versus [REDACTED] increasing DTI above [REDACTED].				Reviewer Comment (2023-03-10): Non QM. Reviewer Comment (2023-03-02): Exception remains EV-3 as DTI exceeds clients guidelines. Buyer Comment (2023-03-01): Please review for a regrade using compensating factors: Qualifying FICO is [REDACTED], [REDACTED] years of mortgage history with [REDACTED] late payments, Borrower #2 has been with their employer for [REDACTED] years.	03/10/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064			28031612			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO Schedule E Method Test	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method). File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E.	Schedule E for 2021 was illegible.				Reviewer Comment (2023-03-02): Legible signed 1040s for [REDACTED] were provided to satisfy exception. Exception cleared. Buyer Comment (2023-03-01): Tax transcripts/signed returns are not required per [REDACTED] guidelines, fully executed form [REDACTED] is included in your loan file to meet this guideline. Please review to clear.	03/02/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064			28031626			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Result of DTI exceeding guides and illegible 2021 schedule E				Reviewer Comment (2023-03-02): Legible signed 1040s for [REDACTED] were provided to satisfy exception. Exception cleared. Buyer Comment (2023-03-01): Please review for a regrade using compensating factors: Qualifying FICO is [REDACTED], [REDACTED] years of mortgage history with 0 late payments, Borrower #2 has been with their employer for [REDACTED] years.	03/02/2023			1	B	A	C	A	B	A	C	A	B	A		MN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10064			28031627			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Result of DTI exceeding guides and illegible 2021 schedule E				Reviewer Comment (2023-03-02): Legible signed 1040s for [REDACTED] were provided to satisfy exception. Exception cleared.	03/02/2023			1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064			28031676			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	2021 Schedule E was not legible.				Reviewer Comment (2023-03-02): Attached & updated [REDACTED]. Buyer Comment (2023-03-01): Please see the attached for a legible tax return.	03/02/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064	28031709	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on [REDACTED] of [REDACTED] moderately exceed the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Result of using [REDACTED] schedule E for rental income. Loss increased to [REDACTED] versus [REDACTED] increasing DTI above [REDACTED].	Borrower has worked in the same position for more than [REDACTED]. Borrower has been employed in the same industry for more than [REDACTED]. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [REDACTED].	Median FICO is [REDACTED] Borrower #2 has been with the current employer [REDACTED] years Over [REDACTED] years of Mortgage payment history on the credit report with No Lates Housing Ratio is [REDACTED]	SitusAMC SitusAMC SitusAMC,Originator	Buyer Comment (2023-03-10): Seller acknowledges the exception, no change to grading.

Reviewer Comment (2023-03-06): Compensating Factors:
Median FICO is [REDACTED]
Borrower #2 has been with the current employer [REDACTED] years
Over [REDACTED] years of Mortgage payment history on the credit report with No Lates
Housing Ratio is [REDACTED]

Reviewer Comment (2023-03-02): Exception remains EV-3 as DTI exceeds clients guidelines.

Buyer Comment (2023-03-01): Please review for a regrade using compensating factors: Qualifying FICO is [REDACTED], [REDACTED] years of mortgage history with 0 late payments, Borrower #2 has been with their employer for [REDACTED] years.
																				03/10/2023	2	C	B	C	B	C	B	C	B	C	B		MN	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10064			28070640			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2023-03-10): Non QM.	03/10/2023			1		A		A		A		A		A		MN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10057			27701265			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Notice of Special Flood Hazard is missing the signature from the borrower and date received.				Buyer Comment (2023-02-01): .			02/01/2023	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10082			28017099			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	First mortgage appears to have an approved forbearance with lower P&I however, updated P&I payment has not been documented.				Reviewer Comment (2023-04-04): Loan is [REDACTED].	04/04/2023			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10082	28017100	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on [REDACTED] of [REDACTED] moderately exceed the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	DTI is not matching as per guidelines as the lender qualified lesser PITI for 1st lien of [REDACTED] actual [REDACTED].	The representative FICO score exceeds the guideline minimum by at least [REDACTED] points. Borrower has owned the subject property for at least [REDACTED]. Borrower has verified disposable income of at least [REDACTED].	• Zero adverse credit marks on the credit report with history dating back to [REDACTED] • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • Borrower paid off debt with this transaction outside of the [REDACTED] lien mortgage, consolidating [REDACTED] in monthly payments into one [REDACTED] Closed End Second P&I, decreasing monthly obligations by [REDACTED] • [REDACTED] FICO • Client has [REDACTED] in residual income • Co-client employed with the same employer for [REDACTED] years • [REDACTED] residence transaction and only REO owned by the borrower	SitusAMC SitusAMC SitusAMC,Originator	Buyer Comment (2023-04-04): Seller acknowledges exception, no change to grading.

Reviewer Comment (2023-04-03): • Zero adverse credit marks on the credit report with history dating back to [REDACTED]
• Consecutive mortgage history dating back to [REDACTED] with zero adverse marks
• Borrower paid off debt with this transaction outside of the[REDACTED] lien mortgage, consolidating [REDACTED] in monthly payments into one[REDACTED] Closed End Second P&I, decreasing monthly obligations by $[REDACTED]
• [REDACTED]
• Client has [REDACTED] in residual income
• Co-client employed with the same employer for[REDACTED] years
• [REDACTED] transaction and only REO owned by the borrower
																				04/04/2023	2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10082	28017143	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	First mortgage appears to have an approved forbearance with lower P&I however, updated P&I payment has not been documented.	The representative FICO score exceeds the guideline minimum by at least [REDACTED] points. Borrower has owned the subject property for at least [REDACTED]. Borrower has verified disposable income of at least [REDACTED].	• Zero adverse credit marks on the credit report with history dating back to [REDACTED] • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • Borrower paid off debt with this transaction outside of the [REDACTED] lien mortgage, consolidating [REDACTED] in monthly payments into one [REDACTED] Closed End Second P&I, decreasing monthly obligations by [REDACTED] • [REDACTED] FICO • Client has [REDACTED] in residual income • Co-client employed with the same employer for [REDACTED] years • [REDACTED] residence transaction and only REO owned by the borrower	SitusAMC SitusAMC SitusAMC,Originator	Buyer Comment (2023-04-04): Seller acknowledges exception, no change to grading.

Reviewer Comment (2023-04-03): • Zero adverse credit marks on the credit report with history dating back to [REDACTED]
• Consecutive mortgage history dating back to [REDACTED] with zero adverse marks
• Borrower paid off debt with this transaction outside of the[REDACTED] lien mortgage, consolidating [REDACTED] in monthly payments into one[REDACTED] Closed End Second P&I, decreasing monthly obligations by $[REDACTED]
• [REDACTED]
• Client has [REDACTED] in residual income
• Co-client employed with the same employer for[REDACTED] years
• [REDACTED] transaction and only REO owned by the borrower
																				04/04/2023	2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10082			28018221			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	First mortgage appears to have an approved forbearance with lower P&I however, updated P&I payment has not been documented.				Reviewer Comment (2023-04-04): Guideline exceptions have been regraded to EV2-B. LD being set to [REDACTED].	04/04/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10004			28366638			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the credit report for both borrowers. Upon receipt of the missing credit report, additional conditions may apply.				Reviewer Comment (2023-05-02): File is Updated with the borrower's credit report. Buyer Comment (2023-05-01): Please see the attached credit report.	05/02/2023			1	D	A	D	A	D	A	D	A	D	A		IN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10004			28366765			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Due to missing the borrowers credit report, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-02): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-01): Credit report provided.	05/02/2023			1	B	A	C	A	B	A	C	A	B	A		IN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10004			28366766			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File is missing borrower's credit report. Upon receipt of the missing credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-02): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-01): Credit report provided.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10004			28366767			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing the credit report for both borrowers, the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-02): Received the borrowers credit report dated [REDACTED]	05/02/2023			1	A	A	A	A	A	A	A	A	A	A		IN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10034			28367582			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10055			28399265			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Right to Cancel is on Form H-8 however, the Title Search does not verify the first lien mortgage lender and file is missing the original note, mortgage or settlement statement for the most recent mortgage.				Buyer Comment (2023-05-05): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10055	28399861	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Evidence of cure for the increase of $[REDACTED] was not provided. Recording Fee was disclosed as $[REDACTED] on the Initial Loan Estimate, but disclosed as $[REDACTED] on the Final Closing Disclosure. COC dated [REDACTED] disclosed a valid reason for the Recording Fee increase however, the fee increase was not disclosed to the borrower until the Closing Disclosure dated [REDACTED], which is not within 3 business days of discovery.	Reviewer Comment (2023-05-25): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]), Copy of Refund Check for $[REDACTED] and Corrected CD.

Buyer Comment (2023-05-24): proof of delivery attached

Buyer Comment (2023-05-23): Evidence the package has been mailed attached

Reviewer Comment (2023-05-22): Received the cure documentation however, per UPS Tracking the mailing label was only created on [REDACTED]. This exception cannot be rereviewed until the package is enroute to the borrower.

Buyer Comment (2023-05-18): please see the redisclosure pkg attached to cure the [REDACTED] and [REDACTED] tolerance violation

Reviewer Comment (2023-05-09): [REDACTED] received LOX lieu of Lender rebuttal comment stating that  the Deed was required and ordered on [REDACTED] and the fee disclosed within 3 days requirement. However, the recording fee increased on CD dated [REDACTED], for which we do not have a valid COC. Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2023-05-08): see attached

Reviewer Comment (2023-05-08): [REDACTED] received Changed Circumstance ,  but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information/ supporting document  is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2023-05-05): Please see the CIC form attached which confirms a $[REDACTED] increase to  recording fees for the quitclaim deed. They were initally disclosed as $[REDACTED]
making the tolerance $[REDACTED]. The $[REDACTED] increase with a valid CIC set the  baseline to $[REDACTED] and tolerance $[REDACTED]. In the end, the client paid $[REDACTED] and a $[REDACTED] credit was applied
																			05/25/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10055	28399887	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Title - Document Preparation Fee was disclosed as $[REDACTED] on Initial Loan Estimate, but disclosed as $[REDACTED] on the Final Closing Disclosure. COC dated [REDACTED] disclosed a valid reason for the Title - Document Preparation Fee increase however, the fee increase was not disclosed to the borrower until the Closing Disclosure dated [REDACTED], which is not within 3 business days of discovery. Evidence of cure for the increase of $[REDACTED] was not provided.	Reviewer Comment (2023-05-25): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]), Copy of Refund Check for $[REDACTED] and Corrected CD.

Buyer Comment (2023-05-24): proof of delivery attached to the other exception

Buyer Comment (2023-05-23): Evidence the package has been mailed attached

Reviewer Comment (2023-05-22): Received the cure documentation however, per UPS Tracking the mailing label was only created on [REDACTED]. This exception cannot be rereviewed until the package is enroute to the borrower.

Buyer Comment (2023-05-18): please see redisclosure attached to cure the [REDACTED] and [REDACTED] tolerance violation

Reviewer Comment (2023-05-09): [REDACTED] received LOX lieu of Lender rebuttal comment stating that  the Deed was required and ordered on [REDACTED] and the fee disclosed within 3 days requirement. However, the Title - Document Preparation fee added on CD dated [REDACTED] and further increased on [REDACTED] CD, for which we do not have a valid COC. Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2023-05-08): see attached

Reviewer Comment (2023-05-08): [REDACTED] received Changed Circumstance,  but it does not give sufficient information on why the fee was increased as the fee got added and then again increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2023-05-05): Please see the CIC form attached which confirms the $[REDACTED] increase for deed prep on [REDACTED] was the result of the quitclaim deed
																			05/25/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10063	28369704	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	Subject property was originated as a [REDACTED]. Final 1003 and Initial 1003 Declaration Sections disclosed the borrower will occupy the property as their [REDACTED] and also disclosed that the borrower has not had ownership interest in another property in the last 3 years. Final 1003 disclosed the borrower owns [REDACTED] properties. Unable to determine if the loan would be High Cost and/or HPML if ran as a primary residence.	Reviewer Comment (2023-05-11): Received the corrected Final 1003 that disclosed the borrower will not reside the subject property as a [REDACTED].

Buyer Comment (2023-05-10): Please see attached updated 1003.

Reviewer Comment (2023-05-08): Final 1003 declarations state that borrower will reside.  If [REDACTED], subject will not be primary.  1003 has not been revised to reflect correct answers.

Buyer Comment (2023-05-04): [REDACTED]: The client will occupy the property for some time, however will still sometimes occupy the residence he already owns. We proceeded as a [REDACTED] so that we did not have to flesh out which one he stays at more than the other.
																		05/11/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10094			28366658			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Per [REDACTED] attestation and FEMA disaster website, this disaster began on [REDACTED]. The subject property was appraised on [REDACTED] after the FEMA disaster start date. PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-02): Per [REDACTED] attestation and FEMA disaster website, this disaster began on [REDACTED] The subject property was appraised on [REDACTED] after the FEMA disaster start date. PDI is not required per client guides. Buyer Comment (2023-05-01): The incident start date for this disaster was [REDACTED] Per guidelines,a disaster start date isnot required if the appraisal occured on or after the incident start date. Appraisal occured on[REDACTED]. Disaster inspection not required.			05/02/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10106			28369787			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Insurance Verification missing in the file for REO property [REDACTED].	Borrower has verified disposable income of at least [REDACTED].	• $[REDACTED] per month in disposable income • [REDACTED] adverse credit marks on the credit report dating back to [REDACTED] • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • [REDACTED] FICO • Employment with the same company since [REDACTED]	SitusAMC,Originator	Buyer Comment (2023-05-26): . Reviewer Comment (2023-05-26): • $[REDACTED] per month in disposable income • Zero adverse credit marks on the credit report dating back to [REDACTED] • Consecutive mortgage history dating back to [REDACTED]with zero adverse marks • [REDACTED] FICO • Employment with the same company since [REDACTED] Reviewer Comment (2023-05-03): This investment property is a single family residence per the property history report. Insurance policy is required. Exception remains. Buyer Comment (2023-05-02): Non-subject property is free and clear and does not require insurance.			05/26/2023	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10106			28369795			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		ERRONEOUS: Policy coverage is sufficient per guidelines.				Reviewer Comment (2023-05-03): Upon further review this exception has been cleared. Buyer Comment (2023-05-02): Please review, this is still showing as an open grade 3 despite comments indicating erroneous and exception cleared. Reviewer Comment (2023-05-01): Only proof of policy is required. Coverage does not matter. Exception cleared.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10106			28376997			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Combined High loan to value discrepancy.		Verified the CLTV/HLTV of [REDACTED] exceeds guidelines of [REDACTED]. Supporting documentation is missing from the file which reflects the lower balance used to qualify.				Reviewer Comment (2023-05-03): Received a mortgage printout that verified a lower mortgage balance as of [REDACTED]. LTV/CLTV is now [REDACTED]. Buyer Comment (2023-05-02): Please see attached internal screenshot indicating the correct UPB used for qualifying.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10106			28376998			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.		Verified the CLTV/HLTV of [REDACTED] exceeds guidelines of [REDACTED]. Supporting documentation is missing from the file which reflects the lower balance used to qualify.				Reviewer Comment (2023-05-03): Received a mortgage printout that verified a lower mortgage balance as of [REDACTED]. LTV/CLTV is now [REDACTED]. Buyer Comment (2023-05-02): Please see attached internal screenshot indicating the correct UPB used for qualifying.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10124			28367983			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)	We are unable to determine the lender at the time of origination of prior loan to confirm if correct form was used				Reviewer Comment (2023-05-03): Received the property history report which verifies the current first mortgage lender. Buyer Comment (2023-05-01): 5/1: See prior mortgage history, [REDACTED] didn't originate first mortgage.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10124			28368455			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [REDACTED] is less than amount of binding Lender Credit previously disclosed in the amount of [REDACTED].	CD dated [REDACTED] disclosed a Lender Credit in the amount of [REDACTED] which decreased to [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the decrease of [REDACTED] was not provided.				Reviewer Comment (2023-05-03): [REDACTED] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2023-05-02): [REDACTED]: See the attached cure docs.		05/03/2023		2	C	B	C	B	C	B	C	B	C	B		PA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10128	28369489	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to cancel is on [REDACTED], however, the title search does not verify this loan is for the same lender. We are unable to identify the original lender as no other valid supporting documentation was found in the file.	Reviewer Comment (2023-05-09): Security Instrument with [REDACTED] from [REDACTED] confirms transaction is same lender [REDACTED]. Exception cleared.

Buyer Comment (2023-05-08): Please see the attached deed confirming [REDACTED] was the previous lender.

Reviewer Comment (2023-05-04): Received a property report which does verify the last recorded mortgage. Exception remains.

Buyer Comment (2023-05-03): Please see the attached title search confirming the previous lender was [REDACTED].

Reviewer Comment (2023-05-02): The title search with the mortgage recording information, the original note or original mortgage/deed of trust are required to verify the original lender. A mortgage statement or payoff statement cannot be used. Exceptions remains.

Buyer Comment (2023-05-01): The mortgage coupon on page 398/658 of the loan file confimrs the transaction is a [REDACTED] to [REDACTED] [REDACTED].
																		05/09/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10166			28387297			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED] Difference of [REDACTED] is due to lender qualified the borrower with a monthly insurance payment of [REDACTED] however, the insurance policy provided verifies an annual premium of [REDACTED], which is [REDACTED] per month.				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10178			28367865			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [REDACTED] is less than amount of binding Lender Credit previously disclosed in the amount of [REDACTED].	CD on [REDACTED] discloses lender credits of [REDACTED]. Lender credits are eliminated on [REDACTED] final CD without valid COC.				Reviewer Comment (2023-05-03): [REDACTED]received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure. Buyer Comment (2023-05-02): Please see attached PCCD curing the issue.		05/03/2023		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10196			28367256			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-02): Received proof the borrower viewed the appraisal on [REDACTED] Buyer Comment (2023-05-01): [REDACTED]: waterfall due to appraisal exception. Please clear.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10196			28367281			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-03): Seller accepts. No change to grading. Reviewer Comment (2023-05-02): Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan due to the [REDACTED] APR Threshold was exceeded. This exception was not caused by the appraisal delivery date. Exception remains. Buyer Comment (2023-05-01): [REDACTED]: waterfall due to appraisal exception. Please clear.			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10196			28367314			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-02): Received proof the borrower viewed the appraisal on [REDACTED] Buyer Comment (2023-05-01): Please see the attached screenshot from our LOS confirming the appraisal was viewed on [REDACTED] which is at least 3 days before the closing on [REDACTED]	05/02/2023			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10196			28367357			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-03): Seller accepts. No change to grading. Reviewer Comment (2023-05-02): Subject loan has tested as a [REDACTED] [REDACTED] due to the [REDACTED] APR Threshold was exceeded. This exception was not caused by the appraisal delivery date. Exception remains. Buyer Comment (2023-05-01): [REDACTED]: waterfall due to appraisal exception. Please clear.			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10196	28370340	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the insurance policy and HOA dues verification for the [REDACTED] investment property, which was verified as a [REDACTED]. Upon receipt of the missing property expense verifications, additional conditions may apply.	Reviewer Comment (2023-05-16): Received the HOA dues verification for this PUD property. HOA dues were not included in the qualifying DTI and the addition caused the DTI to increase by[REDACTED] from [REDACTED] to [REDACTED].

Buyer Comment (2023-05-15): Please see the attached non subject hoa bill. HOA dues are paid twice annually.

Reviewer Comment (2023-05-11): The county report verifies the subject property is located in the Subdivision of [REDACTED] P.U.D. HOA Dues verification is required. Exception remains.

Buyer Comment (2023-05-10): Please see the attached property documentation from the county. There  is no indication on any document other than proeprty hub that property is a  PUD.

Reviewer Comment (2023-05-09): HOI does not confirm that subject is not a PUD. Legal Description from [REDACTED] can confirm if subject is a PUD.  Documentation from county has not been provided to satisfy exception .  Exception Remains.

Buyer Comment (2023-05-08): Thank you for the clarification. Multiple pieces of documentation have been provided to refute the property type on property hub.

Reviewer Comment (2023-05-04): Property Hub Report (page 401) reflects the Property Type as [REDACTED].

Buyer Comment (2023-05-03): The reviewer to confirm what information they received to verifty the property is a PUD. All evidence in the loan file, including the HOI policy provided, confirm the property is a [REDACTED].

Reviewer Comment (2023-05-02): Received the insurance policy however, the property history report does not verify that this pUD property does not have HOA dues and the [REDACTED] HOA dues lookup was not uploaded to the file. Unable to verify that the property does not have HOA dues as stated in the prior comment. Exception remains.

Reviewer Comment (2023-05-02): EXCEPTION HISTORY - Exception Explanation was updated on [REDACTED] PRIOR Exception Explanation: HOA Verification, Insurance Verification

Buyer Comment (2023-05-01): Please see the attached hoi dec page for the non subject as well as the property hub document confirming no HOA dues. [REDACTED] also confirms no hoa dues.
																		05/16/2023			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10200			28370218			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Loan Discount Point fee was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of [REDACTED] was not provided.				Reviewer Comment (2023-05-12): [REDACTED] Discount point can increased until loan is locked. Buyer Comment (2023-05-11): The [REDACTED] discount points were disclosed before the rate was locked. Therefore, pricingf was subject to change until [REDACTED].	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10200			28370255			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10203	28367305	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [REDACTED] is less than amount of binding Lender Credit previously disclosed in the amount of [REDACTED].	Lender credit of [REDACTED] was disclosed on [REDACTED] CD. There werent any valid COCs provided reducing lender credit in file. Cure for difference was not provided	Reviewer Comment (2023-05-08): [REDACTED] received PCCD, LOE and copy of refund check.

Buyer Comment (2023-05-05): [REDACTED]: see attached redisclosure package.

Reviewer Comment (2023-05-02): [REDACTED] received rebuttal to see [REDACTED] changed circumstance as the entire product changed and pricing updated.  However, the changed circumstance history reflects that the [REDACTED] CD updated the pricing and product from [REDACTED] to [REDACTED].  The following CD and changed circumstance dated [REDACTED] only states discount points lowered with no additional information that supports a product change or relock.  [REDACTED] CD reflect like program as [REDACTED] CD.  Loan amount did decrease, but changed circumstance does not reflect any information related to that and the lender credit did not change proportionately with the loan amount, as went from $[REDACTED] to [REDACTED].   Please provide additional documentation and information to support the removal of the lender credit to include reason and when lender became aware to meet SFA TRID GRID 4.0 requirements.

Reviewer Comment (2023-05-02): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: [REDACTED] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [REDACTED]  is less than amount of binding Lender Credit previously disclosed in the amount of [REDACTED] (9300)

Buyer Comment (2023-05-01): [REDACTED]: See the valid change on [REDACTED], the entire product changed which changes pricing as well as fees charged to completed the new product. This is a valid change in circumstance and is documented on our valid change in circumstance form.
																			05/08/2023		2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10203			28368100			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Re-inspection fee of [REDACTED] was added to CD on [REDACTED] without a valid COC as appraisal was completed on [REDACTED] that a re-inspection would be required. Fee increased to [REDACTED] total on [REDACTED] CD. Increase to [REDACTED] was not documented.				Reviewer Comment (2023-05-02): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing. Buyer Comment (2023-05-02): [REDACTED]: See the attached cure docs. Tracking: [REDACTED]		05/02/2023		2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10210			28370050			Compliance	Compliance	State Compliance	State Defect	[REDACTED] Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	[REDACTED] Consumer Credit Code: Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.	File is missing the lender's clear and specific statement in writing to the consumer setting forth the cost of the insurance if obtained from the lender and stating that the consumer may choose the person through whom the insurance is to be obtained as required by [REDACTED]. Rev. Stat. § 5-2-202.				Reviewer Comment (2023-05-03): Per lender attestation, the lender does not offer homeowner's insurance. Buyer Comment (2023-05-02): We don't offer insurance so we cannot provide this disclosure.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10210			28376450			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VVOE for the borrower's employment dated [REDACTED] is [REDACTED] business days from the Note dated [REDACTED]. File is missing a Verbal VOE dated no more than [REDACTED] business days prior to the note date as required by [REDACTED].				Reviewer Comment (2023-05-03): Received the VVOE screenshot dated [REDACTED]. Buyer Comment (2023-05-02): Please see attached confirmign the VOE was recertified on [REDACTED]	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10214			28370405			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10214			28377073			Credit	1003	Missing Document	1003	Missing Lender's Initial 1003/Application.		Final 1003 with income is missing from file. 1003 in file marked final has no income. Please provide final 1003 with income signed by borrower.				Reviewer Comment (2023-05-11): Received the corrected Final 1003 with the borrower's income disclosed. Buyer Comment (2023-05-10): Please see updated 1003 attached reflecting clients income of [REDACTED]	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10214			28377085			Credit	Missing Document	General	Missing Document	Document "Loan Underwriting and Transmittal Summary (1008) / MCAW" is missing.		Loan Underwriting and Transmittal Summary (1008) in file has no income reported. Please provide final 1008 with income used to qualify borrower.				Reviewer Comment (2023-05-11): Received the corrected Final 1008 with the borrower's income losted and ratio calculated. Buyer Comment (2023-05-10): please see updated 1008 attached	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10226			28396221			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10226			28396222			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10262			28368770			Compliance	Compliance	State Compliance	State Late Charge	[REDACTED] Late Charge Percent and Amount Testing	[REDACTED] Late Charge: Note late charge amount of [REDACTED]exceeds the state maximum of [REDACTED].	Note does not specify [REDACTED] maximum or [REDACTED] late charge as per [REDACTED] Late Charge regulation.				Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10270			28394594			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10270	28394606	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the revised Loan Estimate dated [REDACTED] and on the Final Closing Disclosure. COC dated [REDACTED] disclosed the reason for the change as "Product Flip from a 30-year conforming to a 20 year closed-end second" which is not a valid reason for the increase in the Appraisal Fee. Evidence of cure for the increase of [REDACTED] was not provided.	Reviewer Comment (2023-05-09): [REDACTED] received comment and COC suffice the requirements.

Buyer Comment (2023-05-08): The product changed entirely. It went from a [REDACTED] year conforming [REDACTED] lien product which allowed for a data collection apprasial which is cheaper, to a [REDACTED] year closed end [REDACTED] lien product which requires a full interior/exterior appraisal which is a valid CIC for the increase to the appraisal fee.

Reviewer Comment (2023-05-08): [REDACTED] received Lender rebuttal and Changed Circumstance dated[REDACTED] Loan Term has changed from [REDACTED] years is not a valid reason for increase in Appraisal fee. Please provide a valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2023-05-05): The client changed product with us on [REDACTED], signed the intent to proceed with the new product on [REDACTED]. Signed a new application with the new product on [REDACTED], and our underwriting system shows when specifically the banker changed products. See the attached impact statement completed on [REDACTED] explaining that the banker set up the new product with the clients expectations in mind on [REDACTED].

Reviewer Comment (2023-05-05): [REDACTED] received clarification in comment,  but it does not give sufficient information on why Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is nece[REDACTED]ry on reason fee increase and when lender became aware of the change along with supporting documents.  A valid Changed Circumstance or cure requirements of Corrected CD, LOE to borrower, proof of mailing and copy of refund check are required.

Buyer Comment (2023-05-04): [REDACTED]: Product change is a valid change in circumstance because the previous product allowed for a Data Collection appraisal, however this product does not thus the increased cost of a full appraisal.
																		05/09/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10270			28394617			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		File is missing the Flood Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Flood Insurance Policy, additional conditions may apply.				Reviewer Comment (2023-05-05): Updated & attached flood insurance policy Buyer Comment (2023-05-04): [REDACTED]: see attached flood policy.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10271			28369760			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however, the Title Search does not verify lender.				Reviewer Comment (2023-05-02): Received the Deed of Trust for the existing first lien mortgage which verifies the original lender is the same as the subject loan lender. Buyer Comment (2023-05-01): [REDACTED]: see attached prior mortgage showing [REDACTED] originated first mortgage.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10273			28367536			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	[REDACTED] for the borrower's employment dated [REDACTED] is not within 10 business days from the Note dated [REDACTED]. File is missing a [REDACTED] dated no more than 10 business days prior to the note date as required by [REDACTED].	Borrower has worked in the same position for more than [REDACTED] years. Borrower has been employed in the same industry for more than [REDACTED] years. Borrower has verified disposable income of at least $[REDACTED].	• $[REDACTED] per month in disposable income • Zero adverse credit marks on the credit report dating back to [REDACTED] • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • [REDACTED] FICO • [REDACTED] residence transaction and only owned REO • Verification of employment confirming client is actively employed since [REDACTED] obtained 18 days prior to closing	SitusAMC SitusAMC SitusAMC,Originator	Buyer Comment (2023-05-25): . Reviewer Comment (2023-05-25): • $[REDACTED] per month in disposable income • Zero adverse credit marks on the credit report dating back to [REDACTED] • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • [REDACTED] FICO • [REDACTED] residence transaction and only owned REO • Verification of employment confirming client is actively employed since [REDACTED] obtained [REDACTED] days prior to closing			05/25/2023	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10290			28368440			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the borrower's & co-borrower's credit report. Upon receipt of the missing credit report for the borrower's & co-borrower, additional conditions may apply.				Reviewer Comment (2023-05-02): File is Updated with the borrower's credit report. Buyer Comment (2023-05-01): [REDACTED]: see attached.	05/02/2023			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10290			28368496			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	As per QM Findings, Result is ATR [REDACTED] hence the Loan Designation is selected as [REDACTED] as per deal documents.				Reviewer Comment (2023-05-02): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-01): [REDACTED]: see attached.	05/02/2023			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10290			28368497			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Credit Report is missing				Reviewer Comment (2023-05-02): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-01): [REDACTED]: see attached.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10290			28368498			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Credit report is missing				Reviewer Comment (2023-05-02): Received the borrowers credit report dated [REDACTED]	05/02/2023			1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10290			28369098			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. ([REDACTED] was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Unable to verify Original Lender; no credit report on file, not listed or captured on either Title Search or Statement(s)				Reviewer Comment (2023-05-02): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-01): [REDACTED]: see attached.	05/02/2023			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10309			28401087			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Evidence of cure of [REDACTED] was not provided.Title - Attorney Review Fee was not disclosed on the Initial Loan Estimate, but disclosed as [REDACTED] in Section B (which is subject to [REDACTED] tolerance testing) on the Final Closing Disclosure without a valid Change of Circumstance.				Reviewer Comment (2023-05-11): [REDACTED] Received corrected PCCD dated [REDACTED] along with copy of check, proof of mailing and LOE. Buyer Comment (2023-05-10): Please see attached PCCD curing the issue.		05/11/2023		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10309			28401093			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Cost over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals Estimated Property Cost over Year 1 of [REDACTED]. Difference of [REDACTED] is due to borrower was qualified with monthly HOA dues of [REDACTED], however, the appraisal verifies the monthly HOA dues are [REDACTED] or [REDACTED] annually.				Buyer Comment (2023-05-05): .			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10313			28368697			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the credit report for both borrowers. Upon receipt of the missing credit report, additional conditions may apply.				Reviewer Comment (2023-05-03): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-02): credit report attached	05/03/2023			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10313			28368832			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10313			28368880			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File is missing the credit report for both borrowers. Upon receipt of the missing credit report, additional conditions may apply.				Reviewer Comment (2023-05-03): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-02): please see response to other exception where the credit report was provided	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10313			28368881			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File is missing the credit report for both borrowers. Upon receipt of the missing credit report, additional conditions may apply.				Reviewer Comment (2023-05-03): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-02): please see response to other exception where the credit report was provided	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10313			28368891			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File is missing the credit report for both borrowers. Upon receipt of the missing credit report, additional conditions may apply.				Reviewer Comment (2023-05-03): Received the borrowers credit report dated[REDACTED] Buyer Comment (2023-05-02): please see response to other exception where the credit report was provided	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10313			28368910			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing both the borrowers credit report, the subject loan designation is [REDACTED] Fail.				Reviewer Comment (2023-05-03): Received the borrowers credit report dated [REDACTED] Buyer Comment (2023-05-02): please see response to other exception where the credit report was provided	05/03/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10313			28368918			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing the credit report for both borrowers, the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-03): Received the borrowers credit report dated [REDACTED]	05/03/2023			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10392			28415016			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Loan Origination Fee was not disclosed on the Initial Loan Estimate but disclosed as $[REDACTED] on the revised Loan Estimate dated [REDACTED] and on the Final Closing disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $[REDACTED] was not provided.				Reviewer Comment (2023-05-10): [REDACTED] Received valid COC dated [REDACTED] which suffice exception. Buyer Comment (2023-05-09): Please see the CIC form attached which confirms this was the result of a product change from [REDACTED] to a [REDACTED]	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10392	28419788	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search verifies the subject second mortgage paid off an existing second mortgage originated by a different lender. Right to Cancel should be on Form H-8.	Reviewer Comment (2023-05-23): Cure documentation received.

Buyer Comment (2023-05-23): Please clear and approve as the RTC expiration date has now passed

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package is enroute to the borrower. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-16): please see attached

Reviewer Comment (2023-05-11): Per the exception comment, the subject loan paid off an existing second mortgage originated by a different lender [REDACTED]. Right to Cancel should be on Form H-8. Exception remains.

Buyer Comment (2023-05-10): Please see recorded mortgage attached for the first lien which confirms [REDACTED] was the prior lender. [REDACTED] is the same company as [REDACTED] prior to our rebranding. This should be sufficient to verify this is a same lender transaction and use of the H9 is acceptable. Please escalate this to be cleared
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		ID	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10398	28369963	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or [REDACTED])	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. ([REDACTED] Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Right to cancel is on Form [REDACTED], however, the title search does not identify the original lender and no other valid supporting documentation was found in the file.	Reviewer Comment (2023-05-05): Received the property history report which verifies the first lien lender is not the same as the subject lender.

Buyer Comment (2023-05-04): [REDACTED]: See attachment.

Reviewer Comment (2023-05-03): The mortgage statement cannot be used to verify the original first lien lender. The title search with the latest recorded mortgage information, the original note, original mortgage, settlement statement or the property history report is required to rereview this exception.

Buyer Comment (2023-05-01): [REDACTED]: see attached mtg statemetn showing [REDACTED] is the first lender, and also see credit report no prior [REDACTED] exists for this client.
																		05/05/2023			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10399	28376868	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. ([REDACTED] Form was used and property is in the 3rd circuit)	We are unable to determine the Lender at the time of origination of prior loan hence unable to confirm which form is correct.	Reviewer Comment (2023-05-05): Received the property history report which verifies the first lien lender is not the same as the subject lender.

Buyer Comment (2023-05-04): Please see the attached property search confirming the previous lender.

Reviewer Comment (2023-05-03): The mortgage coupon cannot be used to verify the original first lien lender. The title search with the latest recorded mortgage information, the original note, original mortgage, settlement statement or the property history report is required to rereview this exception.

Buyer Comment (2023-05-01): The mortgage coupon on page 454/477 confirms the previous lender was [REDACTED]
																		05/05/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10423			28370116			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-10): Received proof the borrower viewed the appraisal on [REDACTED] Buyer Comment (2023-05-09): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10423			28370129			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing self-employed income documentation, the subject loan designation is [REDACTED] Fail.				Reviewer Comment (2023-05-10): Received the co-borrower's business license. Buyer Comment (2023-05-09): Please see attached business license.	05/10/2023			1	B	A	C	A	B	A	C	A	B	A		TN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10423			28370130			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	File is missing a disinterested 3rd Party Verification of the borrower's business dated with 120 calendar days prior to the note date as required by [REDACTED] guidelines.				Reviewer Comment (2023-05-10): Received the co-borrower's business license. Buyer Comment (2023-05-09): Please see attached business license.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10423			28370131			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The [REDACTED] form was used instead of the[REDACTED] form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form [REDACTED] however, the Title Search does not verify the first lien mortgage lender and file is missing the original note, mortgage or settlement statement for the most recent mortgage.				Reviewer Comment (2023-05-10): Received the original note for the first lien mortgage which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-09): Please see attached note for first lien.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10423			28370257			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [REDACTED] business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-10): Received proof the borrower viewed the appraisal on [REDACTED] Buyer Comment (2023-05-09): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10423			28370258			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous. Client will not supply senior lien note.				Reviewer Comment (2023-05-10): Received the first lien note. Reviewer Comment (2023-05-08): Client informed[REDACTED] that the First Note on CES files will not be provided in [REDACTED] meeting.	05/10/2023			1	D	A	D	A	D	A	D	A	D	A		TN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10445	28368043	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	File is missing documentation to verify the original first mortgage lender. Title Search does not verify the original recorded mortgage and the note or settlement statement from the purchase of the subject property was not provided in the file.	Reviewer Comment (2023-05-03): Received the Deed of Trust to verify the original first lien lender.

Buyer Comment (2023-05-02): Please see the recorded mortgage attached which confirms this is a  same lender transaction, but this is a closed end second-not a refinance.   [REDACTED] takes the stance that even though we are not refinancing the [REDACTED]  originated first lien mortgage, we are extending additional credit to the same client and property with the Closed End Second and thus used the H9  rescission form.  The H9 gives the right of rescission to the amount of new credit and contains verbiage that more accurately depicts the scenario.
																		05/03/2023			1	C	A	C	A	C	A	C	A	C	A		NE	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10445			28386544			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the Closing Disclosure dated [REDACTED] on the Final Closing Disclosure. COC dated [REDACTED] disclosed a valid reason for the addition of the Appraisal Re-Inspection Fee however, the Appraisal Re-Inspection Fee was lumped in with the Appraisal Fee instead of being disclosed separately therefore, the COC cannot be applied. Evidence of cure for the increase of [REDACTED] was not provided.				Reviewer Comment (2023-05-03): [REDACTED] Received valid COC Dated [REDACTED] which suffice exception. Buyer Comment (2023-05-02): The reinspection fee is allowed to be lumped in as part of the appraisal fee. The increase is properly documented on the CIC form(see attached), and this is a valid CIC which was disclosed in good faith in the required timeframe per TRID. Please clear this exception or provide regulation that clearly states the fee must be broken out separately	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		NE	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10449			28368951			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10449			28368952			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	[REDACTED] Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable					Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10462			28369791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	The final Cd did not disclose amount of escrowed property costs over year 1; the property taxes [REDACTED], insurance [REDACTED] is not equal to final CD page 4 [REDACTED] amount				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10462			28414862			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Unable to verify; information not on file within Title Search or Statement within the file				Reviewer Comment (2023-05-09): Property History Report confirms transaction is not a same lender refi and correct RTC form was used. Exception cleared. Buyer Comment (2023-05-08): Please see attached transaction history indicating [REDACTED] did not originate the first lien.	05/09/2023			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10466			28369562			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Most recent property inspection report dated [REDACTED] is after the FEMA disaster SEVERE WINTER STORMS, FLOODING, LANDSLIDES AND MUDSLIDES Declaration date [REDACTED] with no declared end date, File is missing a property inspection or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Received the post-disaster inspection dated [REDACTED] which is after the FEMA disaster start date of [REDACTED] that does not have a declared end date Additional PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-02): Received the post-disaster inspection dated [REDACTED] which is after the FEMA disaster start date of [REDACTED] that does not have a declared end date Additional PDI is not required per client guides. Buyer Comment (2023-05-01): [REDACTED]: See attached.			05/02/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10466			28369652			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	A verbal VOE performed within [REDACTED] business days of closing was missing from file.				Reviewer Comment (2023-05-02): Received the VVOE dated [REDACTED] Buyer Comment (2023-05-01): [REDACTED]: See attached.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10475	28367523	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Evidence of cure for the increase of [REDACTED] was not provided. Title - Attorney's Fee Fee was not disclosed on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure in Section B without a valid Change of Circumstance.	Reviewer Comment (2023-05-04): [REDACTED] Received COC dated [REDACTED] with a valid reason for change.

Buyer Comment (2023-05-03): [REDACTED]: See the attached CD. Loan is in an attorney closing state, and client opted to have us provide a witness which added an additional charge.

Reviewer Comment (2023-05-03): [REDACTED] received evidence of system snip on [REDACTED]. But there is no CD dated within that time frame. However, the fee was added on CD dated [REDACTED] without VCC's. In order to determine if the changed circumstance is valid more information is nece[REDACTED]ry on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2023-05-02): [REDACTED]: See the attached response, client requested witness and it was disclosed same day.
																		05/04/2023			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10483			28369955			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] . File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Received the property inspection report dated [REDACTED] which is prior to the FEMA disaster dated [REDACTED] that has no declared end date. Additional PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-02): Received the property inspection report dated [REDACTED] which is prior to the FEMA disaster dated [REDACTED] that has no declared end date. Additional PDI is not required per client guides. Buyer Comment (2023-05-01): Please see attached disaster inspection noting no damage.			05/02/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10485	28399097	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Insufficient or no cure was provided to the borrower.	[REDACTED] Percent Fee Tolerance of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Evidence of cure of $[REDACTED] was not provided. Recording Fee was disclosed as $[REDACTED] on the Initial Loan Estimate, but disclosed as $[REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance.	Reviewer Comment (2023-05-25): [REDACTED] received lender attestation that the Title-Doc prep fee was outsourced by [REDACTED] due to capacity issues and as such fee is included in [REDACTED] calculation

Buyer Comment (2023-05-24): • [REDACTED] is an on list service provider and is an affiliate of [REDACTED]
• [REDACTED] outsourced this function of the title work to Deed Pro due to capacity
• The fee was correctly disclosed in section B
• [REDACTED] should not be testing this to [REDACTED] tolerance, it should be subject to [REDACTED] and a valid CIC has been provided (capacity)
• We do not feel a letter of attestation is required to remedy the issue and have never been asked to provide this is the past

Reviewer Comment (2023-05-24): [REDACTED] received rebuttal that Title-Doc Prep fee for $[REDACTED] was outsourced by title company provider listed on the SSPL disclosure and to be held to [REDACTED] tolerance as was added on CD in Section B.  In order to utilize this as outsourced fee by provider listed on SSPL disclosure and non-shoppable, we require an Attestation by the Title Company or the Lender confirming these facts.  We can then test as [REDACTED] tolerance.

Buyer Comment (2023-05-24): The client went with [REDACTED] who is an on-list service provider. [REDACTED] outsourced the Document Prep function of the title work to Deed Pro due to capacity issues. This is a valid CIC and the fee is correctly disclosed in section B for that reason. The change is not detailed on our CIC form as it occurred between the final LE and initial CD (dated [REDACTED]).

Reviewer Comment (2023-05-09): [REDACTED] agreed that the below lender rebuttal comment. However, the Title - Document Preparation fee added on CD dated [REDACTED] and was not charged on LE. Also, fee disclosed is in section B borrower cannot shopped for services section, hence the fee automatically default under [REDACTED] tolerance testing. The Total of [REDACTED] Tolerance fee on LE is $[REDACTED]+[REDACTED] ($[REDACTED])=$[REDACTED]. whereas on Final CD Title -Document prep fee $[REDACTED] and Recording fee $[REDACTED]on Final CD total of [REDACTED] Tolerance is $[REDACTED]. therefore, the fees are exceeds [REDACTED] tolerance in the amount of $[REDACTED] ($[REDACTED]- $[REDACTED]). Please provide refund cure with Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2023-05-08): Please see the CD addendum attached which confirms the client received a $[REDACTED] lender credit and only paid $[REDACTED] which is the tolerance ($[REDACTED]x[REDACTED] =$[REDACTED]). There is no tolerance violation
																		05/25/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10505	28370276	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	As per Title Search we are unable to identify the Original lender with no other valid supporting documentation found in the file.	Reviewer Comment (2023-05-12): Cure documentation received.

Buyer Comment (2023-05-11): Rescission date has passed, please clear and approve

Reviewer Comment (2023-05-04): Received the corrected Right to Cancel and verified that the package was delivered to the borrower on [REDACTED]. Exception cannot be reviewed until the right to cancel expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-03): [REDACTED]: see attached redisclosure package.

Tracking: [REDACTED]

Reviewer Comment (2023-05-02): Right to Cancel is on Form H-9 however, the subject loan paid off an existing loan by a different lender. Right to Cancel should be on Form H-8.

Exception remains.

Reviewer Comment (2023-05-02): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Buyer Comment (2023-05-01): [REDACTED]: see prior mortgage showing we originated first mortgage.
																			05/12/2023		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10517			28369749			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to lender qualified the borrower with a monthly insurance payment of [REDACTED] however, the insurance policy provided verifies an annual premium of [REDACTED] which is [REDACTED] per month and borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED] and the Tax Record verifies monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10547	28369144	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Evidence of cure for the increase of [REDACTED] was not provided. Recording Fee was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance.	Reviewer Comment (2023-05-04): [REDACTED] received Post CD,LOX, Copy of refund check and Proof of mailing.

Buyer Comment (2023-05-03): [REDACTED]: See the correct attachment.

Reviewer Comment (2023-05-02): [REDACTED] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. However, provide document shows different borrower name and Property address, which is not matching with the Closing documents in file with provided disclosures. Please provide correct Cure documents to reevaluate this exception.

Buyer Comment (2023-05-02): [REDACTED]: See the attached cure docs.

Tracking: [REDACTED]
																			05/04/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10552			28381516			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure:[REDACTED] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [REDACTED] is less than amount of binding Lender Credit previously disclosed in the amount of [REDACTED].	Closing Disclosure dated [REDACTED] disclosed a lender credit of[REDACTED] which decreased to [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure was not provided.				Reviewer Comment (2023-05-03): [REDACTED] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2023-05-02): [REDACTED]: See the attached cure docs. Tracking: [REDACTED]		05/03/2023		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10561	28401229	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on 1026.43(c)(5) of [REDACTED] moderately exceed the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Borrowers were qualified with total debts of $[REDACTED] and a DTI of [REDACTED]. Verified debts are $[REDACTED] resulting in a DTI of [REDACTED]. Difference in the debts is $[REDACTED] and the co-borrower's debts which were not disclosed on the co-borrower's Final 1003 are $[REDACTED].	Reviewer Comment (2023-05-26): Client provided internal guides to confirm to exclusion of Note payment in one year with line 1 cash is sufficient to cover note. DTI is now under [REDACTED]. Exception cleared.

Reviewer Comment (2023-05-25): Updated income for co-borrower to reflect $[REDACTED] for [REDACTED], $[REDACTED] for [REDACTED] and  $[REDACTED] for [REDACTED]. Most recent income was used of [REDACTED] since 2021 loss was higher.  DTI is still over [REDACTED] at [REDACTED]

Buyer Comment (2023-05-25): DTI is [REDACTED] adding back amortization for for both [REDACTED] and [REDACTED] businesses and using 2020 and 2021 average for [REDACTED]. Please see attached 2020 [REDACTED] and [REDACTED] for [REDACTED] and updated 1008.
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10561	28401272	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Borrowers were qualified with total debts of $[REDACTED] and a DTI of [REDACTED]. Verified debts are $[REDACTED] resulting in a DTI of [REDACTED]. Difference in the debts is $[REDACTED] and the co-borrower's debts which were not disclosed on the co-borrower's Final 1003 are $[REDACTED].	Reviewer Comment (2023-05-26): Client provided internal guides to confirm to exclusion of Note payment in one year with line 1 cash is sufficient to cover note. DTI is now under [REDACTED]. Exception cleared.

Reviewer Comment (2023-05-25): Updated income for co-borrower to reflect $[REDACTED] for [REDACTED], $[REDACTED] for [REDACTED] and  $[REDACTED] for [REDACTED]. Most recent income was used of [REDACTED] since 2021 loss was higher.  DTI is still over [REDACTED] at [REDACTED]

Reviewer Comment (2023-05-25): EXCEPTION HISTORY - Exception Explanation was updated on [REDACTED] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of [REDACTED] exceeds Guideline total debt ratio of [REDACTED].

Buyer Comment (2023-05-25): DTI is [REDACTED] adding back amortization for for both [REDACTED] and [REDACTED] businesses and using 2020 and 2021 average for [REDACTED]. Please see attached 2020 [REDACTED] and [REDACTED] for [REDACTED] and updated 1008.
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10561	28401404	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to the co-borrower's debts of $[REDACTED] were not included in the total debts used for qualification and a DTI of [REDACTED], the subject loan is at ATR Risk.	Reviewer Comment (2023-05-26): Client provided internal guides to confirm to exclusion of Note payment in one year with line 1 cash is sufficient to cover note. DTI is now under [REDACTED]. Exception cleared.

Reviewer Comment (2023-05-25): Updated income for co-borrower to reflect $[REDACTED] for [REDACTED], $[REDACTED] for [REDACTED] and  $[REDACTED] for [REDACTED]. Most recent income was used of [REDACTED] since 2021 loss was higher.  DTI is still over [REDACTED] at [REDACTED]

Buyer Comment (2023-05-25): DTI is [REDACTED] adding back amortization for for both [REDACTED] and [REDACTED] businesses and using 2020 and 2021 average for [REDACTED]. Please see attached 2020 [REDACTED] and [REDACTED] for [REDACTED] and updated 1008.
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10561	28419953	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to the co-borrower's debts of $[REDACTED] were not included in the total debts used for qualification and a DTI of [REDACTED], the subject loan designation is ATR Risk.	Reviewer Comment (2023-05-26): Client provided internal guides to confirm to exclusion of Note payment in one year with line 1 cash is sufficient to cover note. DTI is now under [REDACTED]. Exception cleared.

Reviewer Comment (2023-05-25): Updated income for co-borrower to reflect $[REDACTED] for [REDACTED], $[REDACTED] for [REDACTED] and  $[REDACTED] for [REDACTED]. Most recent income was used of [REDACTED] since [REDACTED] loss was higher.  DTI is still over [REDACTED] at [REDACTED]

Buyer Comment (2023-05-25): DTI is [REDACTED] adding back amortization for for both [REDACTED] and [REDACTED] businesses and using [REDACTED] and [REDACTED] average for [REDACTED]. Please see attached [REDACTED] [REDACTED] and [REDACTED] for [REDACTED] and updated 1008.
																		05/26/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10569	28381552	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Unable to verify Original Lender; not listed or captured on either Title Search or Statement(s)	Reviewer Comment (2023-05-05): Received the property history report which verifies the first lien lender is not the same as the subject lender.

Buyer Comment (2023-05-04): Please see attached transaction history confirming [REDACTED] did not originate any liens prior to the subject lien.

Reviewer Comment (2023-05-03): The mortgage statement cannot be used to verify the original first lien lender. The title search with the latest recorded mortgage information, the original note, original mortgage, settlement statement or the property history report is required to rereview this exception.

Buyer Comment (2023-05-01): Please see attached mortgage coupon showing we did not originate the first lien.
																		05/05/2023			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10599			28381217			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-04): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-03): Please see attached	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10599			28381218			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [REDACTED] business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-04): Received proof the borrower viewed the appraisal on [REDACTED] Buyer Comment (2023-05-03): Please see attached	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10607			28381543			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	We are unable to determine the Lender at the time of Origination of prior loan to confirm if correct form was used.				Reviewer Comment (2023-05-02): Received the existing first lien mortgage which verifies the original lender is the same as the subject lender. Buyer Comment (2023-05-01): [REDACTED]: see attached prior mortgage.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10609	28400861	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final CD disclosed an APR of [REDACTED] however, based on fees listed on final CD, APR was calculated at [REDACTED] which is more than [REDACTED].	Reviewer Comment (2023-05-25): [REDACTED] received lender attestation on title-notary on purpose that would include in finance charges.

Reviewer Comment (2023-05-05): "[REDACTED] received attestations on Notary and Appraisal management fees being included in lender's APR and finance charge calculations.  We have accepted the attestation related to the appraisal management fee and included that fee in the finance charge/APR calculation.  We are unable to include the Title-Notary fee as a finance charge based on the attestation.  As it pertains to the Title-Notary Fee, 1026.4(c)(7) allows for the exclusion of Notary Fees from finance charge. I assume [REDACTED] request to have included is a result of a portion of the fee being used for services such as signing/mobile fee (which would be a finance charge) vs. the actual notarization service itself (an excludable 4c7 fee). If [REDACTED] can provide a breakdown of the fee for the portion that is for signing/mobile service vs that which is for notarial services, we can include the former portion as a finance charge while excluding the notary portion as a 4c7 fee.  Loan has been re-tested including the appraisal management fee as finance charge, but APR calculation is still off by more than .[REDACTED] and still valid.  If applicable, provide the additional information as it pertains to Title-Notary.

"

Buyer Comment (2023-05-04): Please see the attached attestations to consider when calculating the APR.
																		05/25/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10615			28381674			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	We are unable to determine the Lender at the time of Origination of prior loan to confirm if correct form was used.				Reviewer Comment (2023-05-12): Received the first lien Final CD which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-11): Please see the attached CD from the 1st lien mortgage showing this was originated by [REDACTED][REDACTED] [REDACTED]. Also, subject property is not under Circuit 3 (court)	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10616	28382363	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search does not verify the first and second lien mortgage lenders recorded on title. Unable to verify if the Right to Cancel is on the correct form.	Reviewer Comment (2023-05-10): Received the property history report which verifies the first lien lender is the same as the subject lender.

Buyer Comment (2023-05-05): [REDACTED]: See the attached redisclosure package.

Reviewer Comment (2023-05-03): Received the property history report which verifies the existing 2nd mortgage lender is different from the subject lender. Right to Cancel was on Form H-9, instead of Form H-8. Exception remains.

Reviewer Comment (2023-05-03): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Buyer Comment (2023-05-02): [REDACTED]: see attached recording history.
																		05/10/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10617			28375564			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	As per Title Search we are unable to identify the Original lender with no other valid supporting documentation found in the file.				Reviewer Comment (2023-05-03): Property History Report confirms that another lender originated previous loan and transaction is not a same lender refi. Correct RTC was used. Exception cleared Buyer Comment (2023-05-01): [REDACTED]: see prior history, [REDACTED] didn't originate prior mortgage.	05/03/2023			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10627			28376551			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or[REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Evidence of Cure for the increase of [REDACTED] was not provided. Recording Fee was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance.				Reviewer Comment (2023-05-19): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]), Copy of Refund Check for $[REDACTED] and Corrected CD. Buyer Comment (2023-05-16): Please see the attached for the LOE to client, the corrected CD, UPS label and check copy		05/19/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10627			28415271			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to a DTI of [REDACTED], the subject loan designation is ATR Risk.				Reviewer Comment (2023-05-18): Loan is [REDACTED]	05/18/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10627			28415272			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on [REDACTED] of [REDACTED] moderately exceed the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Borrower was qualified with a monthly insurance payment of [REDACTED] for the subject property and a DTI of [REDACTED]. Calculated DTI is [REDACTED] due to the hazard insurance policy provided verifies an annual premium of[REDACTED], which is [REDACTED] per month.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [REDACTED]. Borrower has worked in the same position for more than [REDACTED]. Borrower has been employed in the same industry for more than [REDACTED].	Compensating Factors: • No Adverse Credit history (installment/Revolving accts). • Median qualifying FICO [REDACTED]. • CLTV is [REDACTED]. • [REDACTED] years of mortgage history, 0 Late payments. • Client has been with the qualifying employer [REDACTED] Years. • Consolidated over [REDACTED] in debt with this transaction.	SitusAMC SitusAMC SitusAMC,Originator	Buyer Comment (2023-05-18): . Reviewer Comment (2023-05-17): Compensating Factors: • No Adverse Credit history (installment/Revolving accts). • Median qualifying [REDACTED] • [REDACTED] • [REDACTED] of mortgage history, 0 Late payments. • Client has been with the qualifying employer[REDACTED]. • Consolidated over[REDACTED] in debt with this transaction.			05/18/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10627			28415273			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to lender qualified the borrower with a monthly insurance payment of [REDACTED]; however, the insurance policy provided verifies an annual premium of [REDACTED], which is [REDACTED] per month.				Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10627			28415284			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Borrower was qualified with a monthly insurance payment of [REDACTED] for the subject property and a DTI of [REDACTED]. Calculated DTI is [REDACTED] due to the hazard insurance policy provided verifies an annual premium of $[REDACTED], which is $[REDACTED]per month.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [REDACTED]. Borrower has worked in the same position for more than [REDACTED]. Borrower has been employed in the same industry for more than [REDACTED].	Compensating Factors: • No Adverse Credit history (installment/Revolving accts). • Median qualifying FICO [REDACTED]. • CLTV is [REDACTED]. • [REDACTED] years of mortgage history, [REDACTED} Late payments. • Client has been with the qualifying employer [REDACTED] Years. • Consolidated over [REDACTED] in debt with this transaction.	SitusAMC SitusAMC SitusAMC,Originator	Buyer Comment (2023-05-18): . Reviewer Comment (2023-05-17): Compensating Factors: • No Adverse Credit history (installment/Revolving accts). • Median qualifying [REDACTED] • [REDACTED] • [REDACTED] of mortgage history, [REDACTED] Late payments. • Client has been with the qualifying employer [REDACTED]. • Consolidated over [REDACTED] in debt with this transaction.			05/18/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10627			28415660			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to a DTI of [REDACTED], the subject loan is at ATR Risk.				Reviewer Comment (2023-05-18): Lender provided compensating factors for DTI.	05/18/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10639			28375235			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10653			28395359			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.					Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10653			28395360			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10669			28377208			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [Redacted] or Final Disclosure APR of [Redacted] is equal to or greater than the threshold of APOR [Redacted] + [Redacted] , or [Redacted] Compliant Higher Priced Loan.					Buyer Comment (2023-05-08): Seller accepts. No change to grading.			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10674			28399426			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous: Client will not provide senior lien note.				Reviewer Comment (2023-05-10): First lien note was provided. Reviewer Comment (2023-05-04): Out of scope - Client will not supply.	05/10/2023			1	D	A	D	A	D	A	D	A	D	A		MN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10674			28399984			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The borrower's most recent paystub and [REDACTED] W-2 were not provided. Upon receipt of the paystub and [REDACTED] W-2, additional conditions may apply.				Reviewer Comment (2023-05-10): Received the Work Number income VOE to verify the co-borrower's income. Buyer Comment (2023-05-09): Please see the attached wvoe confirming the details of [REDACTED] earnings.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10674			28400229			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [Redacted]. Estimated Property Costs are [Redacted] per month, which equals calculated Estimated Property Costs over Year 1 of [Redacted]. Difference of [Redacted] is due to lender qualified the borrower with a monthly HOA payment of [Redacted] versus the documented HOA amount of [Redacted] per month as per the appraisal and the lender qualified the borrower with an HO-6 amount of [Redacted] versus the HO-6 insurance document in the loan file verifies monthly HO-6 of [Redacted].				Buyer Comment (2023-05-11): . Reviewer Comment (2023-05-10): The master condo policy states the contents extra expense coverage is actual loss sustained not to exceed one year. The policy does not verify that the subject unit has Walls-In coverage that would extend through the life of the loan. Because the HO-6 policy was in the file, the annual premium must be included in the loan payment. Buyer Comment (2023-05-09): An HO-6 policy is not required to be noted in the loan file or included in DTI if a master condo policy exists and covers the unit.			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10674			28400230			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9; however, the Title Search does not verify the first lien mortgage lender. Unable to verify if the Right to Cancel is on the correct form.				Reviewer Comment (2023-05-10): Received the note for the first lien mortgage which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-09): Please see the attached Note confirming [REDACTED] AKA [REDACTED]e was the previous lender.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10674			28405662			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Borrower was qualified with wage income that was only verified with a Work Number VVOE and the lender's VVOE. File is missing the borrower's paystub and [REDACTED] W-2 therefore, this income has been excluded. Calculated DTI of [Redacted] exceeds the guideline maximum DTI of [Redacted].				Reviewer Comment (2023-05-10): Received the Work Number income VOE to verify the co-borrower's income. DTI is now [REDACTED] Buyer Comment (2023-05-09): Please see the attached wvoe confirming the details of [REDACTED] earnings.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10674			28405668			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redacted] significantly exceeds the guideline maximum of [Redacted]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Borrower was qualified with wage income that was only verified with a Work Number VVOE and the lender's VVOE. File is missing the borrower's paystub and [REDACTED] W-2 therefore, this income has been excluded. Calculated DTI of [Redacted] exceeds the guideline maximum DTI of [Redacted].				Reviewer Comment (2023-05-10): Received the Work Number income VOE to verify the co-borrower's income. DTI is now [REDACTED] Buyer Comment (2023-05-09): Please see the attached wvoe confirming the details of [REDACTED] earnings.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10674			28405670			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to missing the borrower's income documentation and a DTI of [Redacted], the subject loan designation is ATR Risk.				Reviewer Comment (2023-05-10): Received the Work Number income VOE to verify the co-borrower's income. DTI is now [REDACTED] Buyer Comment (2023-05-09): Please see the attached wvoe confirming the details of [REDACTED] earnings.	05/10/2023			1	B	A	C	A	B	A	C	A	B	A		MN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10674			28405676			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing the borrower's income documentation and a DTI of [Redacted], the subject loan is at ATR Risk.				Reviewer Comment (2023-05-10): Received the Work Number income VOE to verify the co-borrower's income. DTI is now [REDACTED] Buyer Comment (2023-05-09): Please see the attached wvoe confirming the details of [REDACTED] earnings.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10689	28382218	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or [REDACTED])	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Unable to verify Original Lender; not listed or captured on either Title Search or Statement(s)	Reviewer Comment (2023-05-05): Received the property history report which verifies the first lien lender is not the same as the subject lender.

Buyer Comment (2023-05-04): Please see attached deed history to show [REDACTED] did not originate the first lien.

Reviewer Comment (2023-05-03): Title does not confirm lender that origination previous loan.  Mortgage statement does not confirm either.  A property history was not provided to confirm original lender.  Exception remains.

Buyer Comment (2023-05-02): Please see attached first lien mortgage coupon to show [REDACTED] did not originate the first lien.
																		05/05/2023			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10701			28381348			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [Redacted] or Final Disclosure APR of [Redacted] is equal to or greater than the threshold of APOR [Redacted] + [Redacted], or [Redacted] Compliant Higher Priced Loan.					Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10701			28381396			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to lender qualified the borrower with a monthly insurance payment of [REDACTED] however, the insurance policy provided verifies an annual premium of [REDACTED], which is [REDACTED] per month.				Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10713			28376553			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus[Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Evidence of cure for the increase of [Redacted] was not provided. Title - Abstract/Title Search was disclosed as [Redacted] on the Initial Loan Estimate, but disclosed as [Redacted] on the Final Closing Disclosure without a valid Change of Circumstance. Title - Attorney Review Fee was not disclosed on the Initial Loan Estimate, but disclosed as [Redacted] on the Final Closing Disclosure without a valid Change of Circumstance. Title-Closing Protection Letter Fee was not disclosed on the Initial Loan Estimate, but was disclosed as[Redacted] on the Final Closing Disclosure without a valid Change of Circumstance. Title-Copy of Fax Fee was not disclosed on the Initial Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure without a valid Change of Circumstance. Title - Title Update Fee was not disclosed on the Initial Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure without a valid Change of Circumstance. Title - Lender's Title Insurance Fee was not disclosed on the Initial Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure without a valid Change of Circumstance. Title - Processing Fee was not disclosed on the Initial Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure without a valid Change of Circumstance. Title - Courier/Express Mail/Messenger Fee was not disclosed on the Initial Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure without a valid Change of Circumstance. Title -Insurance Binder Fee was not disclosed on the Initial Loan Estimate, but was disclosed as [Redacted] on the Final Closing Disclosure without a valid Change of Circumstance.				Reviewer Comment (2023-05-02): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing. Buyer Comment (2023-05-02): [REDACTED]: See the attached cure docs. Tracking: [REDACTED]		05/02/2023		2	C	B	C	B	C	B	C	B	C	B		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10713			28396793			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Attorney Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted] Insufficient or no cure was provided to the borrower.	[Redacted] received Post CD,LOX,Copy of refund check and proof of mailing.				Reviewer Comment (2023-05-02): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing.		05/02/2023		2		B		B		B		B		B		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10713			28396794			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Copy Or Fax Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	[Redacted] received Post CD,LOX,Copy of refund check and proof of mailing.				Reviewer Comment (2023-05-02): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing.		05/02/2023		2		B		B		B		B		B		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10713			28396795			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:[REDACTED] Percent Fee Tolerance exceeded for Title - Processing Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	[Redacted] received Post CD,LOX,Copy of refund check and proof of mailing.				Reviewer Comment (2023-05-02): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing.		05/02/2023		2		B		B		B		B		B		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10713			28396796			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Title Update. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	[Redacted] received Post CD,LOX,Copy of refund check and proof of mailing.				Reviewer Comment (2023-05-02): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing.		05/02/2023		2		B		B		B		B		B		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10713			28396797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	[Redacted] received Post CD,LOX,Copy of refund check and proof of mailing.				Reviewer Comment (2023-05-02): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing.		05/02/2023		2		B		B		B		B		B		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10713			28396798			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	[Redacted] received Post CD,LOX,Copy of refund check and proof of mailing.				Reviewer Comment (2023-05-02): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing.		05/02/2023		2		B		B		B		B		B		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10717			28376850			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redacted] or Final Disclosure APR of [Redacted] is equal to or greater than the threshold of APOR [Redacted] + [Redacted], or [Redacted]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-03): Proof borrower received appraisal at least three business days prior to closing was confirmed. Exception Cleared. Buyer Comment (2023-05-02): Loan is compliant with evidence appraisal was viewed atleast 3 days prior to close.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10717			28376851			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [Redacted] with an expected received date of [Redacted] which is not at least 3 business days prior to closing on [Redacted] File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-03): Proof borrower received appraisal at least three business days prior to closing was confirmed. Exception Cleared. Buyer Comment (2023-05-02): Please see the attached screenshot from our LOS confirming the appraisal was viewed on [REDACTED] which is at least 3 days before the closing on [REDACTED]	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10717	28376995	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Result of DTI exceeding [Redacted] guidelines	Reviewer Comment (2023-05-19): Received a revised income calculation worksheet which explained the dollar amounts of the incomes used in qualification ([REDACTED], [REDACTED] and [REDACTED]), which were not clearly defined on the borrower's [REDACTED] YTD [REDACTED] and the [REDACTED] verification. DTI is now [REDACTED]

Buyer Comment (2023-05-18): Per the income calculation provided yesterday, YTD [REDACTED] income is [REDACTED] and [REDACTED] [REDACTED] is [REDACTED].  The year end paystubs supports the [REDACTED] [REDACTED] amount with [REDACTED] in flat [REDACTED] and [REDACTED]for oncall pay. YTD [REDACTED] supports [REDACTED]with [REDACTED] and [REDACTED] On Call pay. Again income calculation provided yesterday [REDACTED]/[REDACTED], page [REDACTED]/[REDACTED]of the loan file states YTD [REDACTED] is [REDACTED]for average of [REDACTED] per month. Please review most recent calcs provided to clear.

Reviewer Comment (2023-05-17): Received the lender's income calculations. The discrepancies are as follows:

[REDACTED]: Lender's calculation states YTD [REDACTED] is [REDACTED] and [REDACTED] [REDACTED] is[REDACTED].  [REDACTED] YTD [REDACTED] and the[REDACTED] verify YTD [REDACTED] is [REDACTED] and [REDACTED] [REDACTED] is [REDACTED] Verified[REDACTED] average [REDACTED] is [REDACTED]
[REDACTED]: Lender's calculation states "projected" [REDACTED] for [REDACTED] is[REDACTED] /[REDACTED] months =[REDACTED]2023 YTD [REDACTED] and the [REDACTED] verify YTD [REDACTED] are [REDACTED] and [REDACTED] [REDACTED] are[REDACTED] Verified [REDACTED] average [REDACTED] [REDACTED] is [REDACTED][REDACTED] income cannot be projected.

Exception reamins with a DTI of[REDACTED]

Buyer Comment (2023-05-17): Please see the revised income calculation explanations. The DTI is[REDACTED]

Reviewer Comment (2023-05-03): Client [REDACTED] earnings from rebuttal of [REDACTED] cannot be confirmed with documentation provided. in [REDACTED] [REDACTED] earnings were [REDACTED] + [REDACTED] for [REDACTED] month average of [REDACTED]  Exception remains

Buyer Comment (2023-05-02): Income documentation provided to clarify ot and bonus calculations.
																		05/19/2023			1	B	A	C	A	B	A	C	A	B	A		NC	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10717	28377027	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Borrower's income was calculated as [Redacted] for OT, [Redacted] commissions, and [Redacted]for on call (bonus) earnings. This is less than income borrower was qualified with leaving DTI to exceed [Redacted].	Reviewer Comment (2023-05-19): Received a revised income calculation worksheet which explained the dollar amounts of the incomes used in qualification ([REDACTED], [REDACTED] and [REDACTED]), which were not clearly defined on the borrower's [REDACTED] YTD [REDACTED] and the [REDACTED] income verification. DTI is now [REDACTED]

Buyer Comment (2023-05-18): Per the income calculation provided yesterday, YTD [REDACTED] income is [REDACTED] and [REDACTED] [REDACTED] is [REDACTED].  The year end paystubs supports the [REDACTED] [REDACTED] amount with [REDACTED] in flat [REDACTED] and [REDACTED]for oncall pay. YTD [REDACTED] supports [REDACTED]with [REDACTED] and [REDACTED] On Call pay. Again income calculation provided yesterday [REDACTED]/[REDACTED], page [REDACTED]/[REDACTED]of the loan file states YTD [REDACTED] is [REDACTED]for average of [REDACTED] per month. Please review most recent calcs provided to clear.

Reviewer Comment (2023-05-17): Received the lender's income calculations. The discrepancies are as follows:

[REDACTED]: Lender's calculation states YTD [REDACTED] is [REDACTED]and [REDACTED] [REDACTED] is [REDACTED].  [REDACTED] YTD [REDACTED] and the[REDACTED] verify YTD [REDACTED] is [REDACTED] and [REDACTED] [REDACTED] is [REDACTED]. Verified [REDACTED]average [REDACTED] is [REDACTED]

[REDACTED]: Lender's calculation states "projected" [REDACTED] for [REDACTED] is[REDACTED] / [REDACTED] = [REDACTED] paystub and the [REDACTED] verify YTD [REDACTED] are [REDACTED] and [REDACTED] [REDACTED] are[REDACTED]. Verified [REDACTED] average [REDACTED] income is [REDACTED]. [REDACTED] income cannot be projected.

Exception reamins with a DTI of[REDACTED]

Buyer Comment (2023-05-17): Please see the revised income calculation explanations. The DTI is [REDACTED]

Reviewer Comment (2023-05-03): Client OT earnings from rebuttal of [REDACTED] cannot be confirmed with documentation provided. in [REDACTED] [REDACTED] earnings were [REDACTED] + [REDACTED] for [REDACTED] month average of [REDACTED].  Exception remains

Buyer Comment (2023-05-02): Income documentation provided to clarify ot and bonus calculations.
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10717	28377030	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower's income was calculated as [Redacted] for OT, [Redacted] commissions, and [Redacted] for on call (bonus) earnings. This is less than income borrower was qualified with leaving DTI to exceed [Redacted].	Reviewer Comment (2023-05-19): Received a revised income calculation worksheet which explained the dollar amounts of the incomes used in qualification ([REDACTED], [REDACTED] and [REDACTED]), which were not clearly defined on the borrower's [REDACTED] YTD [REDACTED] and the [REDACTED]income verification. DTI is now [REDACTED]

Buyer Comment (2023-05-18): Per the income calculation provided yesterday, YTD [REDACTED] income is [REDACTED] and [REDACTED] [REDACTED] is [REDACTED].  The year end paystubs supports the [REDACTED] [REDACTED] amount with [REDACTED] in flat [REDACTED] and [REDACTED]for oncall pay. YTD [REDACTED] supports [REDACTED]with [REDACTED] and [REDACTED] On Call pay. Again income calculation provided yesterday [REDACTED]/[REDACTED], page [REDACTED]/[REDACTED]of the loan file states YTD [REDACTED] is [REDACTED]for average of [REDACTED] per month. Please review most recent calcs provided to clear.

Reviewer Comment (2023-05-17): Received the lender's income calculations. The discrepancies are as follows:

[REDACTED]: Lender's calculation states YTD [REDACTED] is [REDACTED] and [REDACTED] [REDACTED] is [REDACTED].  [REDACTED] YTD [REDACTED] and the [REDACTED] verify YTD [REDACTED] is [REDACTED] and [REDACTED] [REDACTED] is [REDACTED]. Verified[REDACTED] average [REDACTED] is[REDACTED].

[REDACTED]: Lender's calculation states "projected" [REDACTED] for [REDACTED] is [REDACTED]YTD / [REDACTED] months x [REDACTED]= [REDACTED] [REDACTED] and the [REDACTED] verify YTD [REDACTED] are [REDACTED] and [REDACTED] [REDACTED] are [REDACTED]. Verified [REDACTED] + YTD average [REDACTED] income is [REDACTED]. [REDACTED] income cannot be projected.

Exception reamins with a DTI of [REDACTED]

Buyer Comment (2023-05-17): Please see the revised income calculation explanations. The DTI is [REDACTED]

Reviewer Comment (2023-05-03): Client [REDACTED] earnings from rebuttal of [REDACTED] cannot be confirmed with documentation provided. in [REDACTED] [REDACTED] earnings were [REDACTED] + [REDACTED] for [REDACTED]month average of [REDACTED].  Exception remains

Buyer Comment (2023-05-02): Income documentation provided to clarify ot and bonus calculations.
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10717	28387666	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(c)(5) of [Redacted] significantly exceed the guideline maximum of [Redacted]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Reviewer Comment (2023-05-19): Received a revised income calculation worksheet which explained the dollar amounts of the incomes used in qualification (base, [REDACTED] and commissions), which were not clearly defined on the borrower's 2023 YTD paystub and the Work Number income verification. DTI is now [REDACTED]

Buyer Comment (2023-05-18): Per the income calculation provided yesterday, YTD [REDACTED] income is [REDACTED]and [REDACTED] [REDACTED] is [REDACTED].  The year end [REDACTED] supports the [REDACTED] [REDACTED] amount with[REDACTED] in flat [REDACTED] and [REDACTED] for oncall pay. YTD paystub supports [REDACTED] with [REDACTED] and[REDACTED]On Call pay. Again income calculation provided yesterday[REDACTED], page 280/437 of the loan file states YTD [REDACTED] is[REDACTED] for average of[REDACTED] per month. Please review most recent calcs provided to clear.

Reviewer Comment (2023-05-17): Received the lender's income calculations. The discrepancies are as follows:

[REDACTED]: Lender's calculation states YTD [REDACTED] is [REDACTED]and [REDACTED] [REDACTED] is [REDACTED].  2023 YTD paystub and the Work Number WVOE verify YTD [REDACTED] is [REDACTED] and [REDACTED] [REDACTED] is [REDACTED]. Verified [REDACTED] + YTD average [REDACTED] is [REDACTED].

Commissions: Lender's calculation states "projected" commission for 2023 is [REDACTED] / [REDACTED] x [REDACTED] months =[REDACTED]. 2023 YTD paystub and the Work Number WVOE verify YTD commissions are [REDACTED] and [REDACTED] commissions are[REDACTED]. Verified [REDACTED] + YTD average commission income is [REDACTED]. Commission income cannot be projected.

Exception reamins with a DTI of [REDACTED].

Buyer Comment (2023-05-17): Please see the revised income calculation explanations. The DTI is [REDACTED]

Reviewer Comment (2023-05-03): Client [REDACTED] earnings from rebuttal of [REDACTED] cannot be confirmed with documentation provided. in [REDACTED] [REDACTED] earnings were [REDACTED]+ [REDACTED] for[REDACTED] month average of [REDACTED].  Exception remains

Buyer Comment (2023-05-02): Please see the attached calculation explanations for clarity on base, ot and bonus income used to qualify.

Reviewer Comment (2023-05-01): Borrower's income was calculated as [REDACTED] for OT, [REDACTED] commissions, and [REDACTED] for on call (bonus) earnings. This is less than income borrower was qualified with leaving DTI to exceed [REDACTED].
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10718			28382605			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Title search did not confirm first lien holder				Buyer Comment (2023-05-04): . Reviewer Comment (2023-05-03): Title does not confirm lender that origination previous loan. Mortgage statement does not confirm either. A property history was not provided to confirm original lender. Exception remains. Buyer Comment (2023-05-01): Please see attached first lien mortgage coupon indicating [REDACTED] did not originate the first lien.			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10725			28377078			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [Redacted]. Estimated Property Costs are [Redacted] per month, which equals calculated Estimated Property Costs over Year 1 of[Redacted]. Difference of [Redacted] is due to lender qualified the borrower with a monthly insurance payment of [Redacted] however, the insurance policy provided verifies an annual premium of [Redacted], which is [Redacted] per month.				Buyer Comment (2023-05-01): .			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10752			28381833			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of [Redacted]. Difference of [Redacted] is due to borrowers were qualified with monthly HOA Dues of [Redacted] however, the appraisal verifies the monthly HOA Dues are [Redacted]				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10757			28381583			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of [Redacted]. Estimated Property Costs are [Redacted] per month, which equals calculated Estimated Property Costs over Year 1 of [Redacted]. Difference of [Redacted] is due to borrowers were qualified with monthly HOA Dues of [Redacted] however, the appraisal verifies the monthly HOA Dues are [Redacted].				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10765			28382391			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [Redacted] Estimated Property Costs are [Redacted]per month, which equals calculated Estimated Property Costs over Year 1 of [Redacted]. Difference of [Redacted]is due to lender qualified the borrower with a monthly insurance payment of [Redacted] however, the insurance policy provided verifies an annual premium of [Redacted], which is [Redacted] per month.				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10766	28405691	Compliance	Compliance	State Compliance	State Defect	[REDACTED] Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	[REDACTED] Consumer Credit Code: Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.	Reviewer Comment (2023-05-12): Received the lender's attestation that the lender does not offer insurance.

Buyer Comment (2023-05-11): Please be advised [REDACTED] does not offer insurance, please review to clear.

Reviewer Comment (2023-05-10): The [REDACTED] Anti-Coercion Insurance Disclosure does not contain the verbiage required under the [REDACTED] Insurance Rules Statute: [REDACTED]. Rev. Stat. § [REDACTED]

For insurance against loss of or damage to property or against liability, a lender must furnish a clear and specific statement in writing to the consumer setting forth the cost of the insurance if obtained from the lender and stating that the consumer may choose the person through whom the insurance is to be obtained.

Exception remains.

Buyer Comment (2023-05-05): Please see attached to satisfy the requirement in the exception.
																		05/12/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10772			28386546			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	As per Title Search we are unable to identify the Original lender with no other valid supporting documentation found in the file.				Reviewer Comment (2023-05-05): Received the original note which verifies the first lien lender is not the same as the subject lender. Buyer Comment (2023-05-04): Please see attached note confirming we are the first lien originator. Reviewer Comment (2023-05-03): Title does not confirm lender that origination previous loan. Mortgage statement does not confirm either. A property history was not provided to confirm original lender. Exception remains. Buyer Comment (2023-05-02): This should be downgraded to a 2 because the home is not in Circuit 3 per job settings. Please review.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10772			28386743			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous. Client will not supply senior lien note.				Reviewer Comment (2023-05-05): Received the first lien note. Reviewer Comment (2023-05-05): Received the original note. Reviewer Comment (2023-05-01): Out of scope - client will not supply.	05/05/2023			1	D	A	D	A	D	A	D	A	D	A		IN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10773			28385838			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Most recent property inspection report dated [Redacted] is after the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [Redacted] however, the disaster end date has not been declared.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property Disaster Inspection dated [REDACTED] is after the FEMA disaster start date of [REDACTED] however, the disaster does not have a declared end date. An additional PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-01): Property Disaster Inspection dated [REDACTED] is after the FEMA disaster start date of [REDACTED]however, the disaster does not have a declared end date. An additional PDI is not required per client guides.			05/01/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10773			28387742			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Right to Cancel is on Form H-8 however, the Title Search does not verify the first lien mortgage lender. Unable to verify if the the Right to Cancel is on the correct form.				Reviewer Comment (2023-05-05): Received the property history report which verifies the first lien lender is not the same as the subject lender. Buyer Comment (2023-05-04): Please see attached deed history to show [REDACTED] did not originate the first lien. Reviewer Comment (2023-05-03): Title does not confirm lender that origination previous loan. Mortgage statement does not confirm either. A property history was not provided to confirm original lender. Exception remains. Buyer Comment (2023-05-02): Please see attached mortgage coupon showing [REDACTED] did not originate the first lien.	05/05/2023			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10816			28388259			Compliance	Compliance	State Compliance	State Late Charge	[REDACTED] Late Charge Percent and Amount Testing	[REDACTED] Late Charge: Note late charge amount of [Redacted] exceeds the state maximum of [Redacted].	Note verifies the late charge is [Redacted], which exceeds the lesser of [Redacted] as required by the State of [REDACTED].				Buyer Comment (2023-05-08): Seller accept. No change to grading.			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10857			28376548			Compliance	Compliance	State Compliance	State Late Charge	[REDACTED] Late Charge Percent and Amount Testing	[REDACTED] Late Charge: Note late charge amount of [REDACTED] exceeds the state maximum of [REDACTED].					Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10857			28414866			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Tax verification not provided.				Reviewer Comment (2023-05-09): Tax Cert was provided to confirm tax expense. Exception Cleared. Buyer Comment (2023-05-08): please see attached	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10857			28415361			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	2021 1040 Schedule C is not provided.				Reviewer Comment (2023-05-11): Received the co-borrower's [REDACTED] [REDACTED]. Buyer Comment (2023-05-10): please see the [REDACTED] 1040 with [REDACTED] attached. thank you Reviewer Comment (2023-05-09): Per final 1003 and 1008 [REDACTED] income from [REDACTED] was used for qualification for coborrower [REDACTED][REDACTED]from [REDACTED] returns were not in file. Exception remains. Buyer Comment (2023-05-08): [REDACTED] would not be required as [REDACTED] income was not used to qualify	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10863	28394806	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-8 however, the Title Search does not verify the first lien mortgage lender and file is missing the original note, mortgage or settlement statement for the most recent mortgage.	Reviewer Comment (2023-05-23): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-23): Please clear as rescission period has ended.

Reviewer Comment (2023-05-18): Upon further review, the subject loan paid off an existing second mortgage. Right to Cancel was on Form H-9.

Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package was delivered the borrowers. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Reviewer Comment (2023-05-18): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Buyer Comment (2023-05-18): Please see attached first lien recorded mortgage originated by [REDACTED], see also page 206/518 [REDACTED] of the final CD showing we paid off a second lien with [REDACTED] which is why rescission was reopened.

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel, mailing label and letter of explanation. However as stated in exception comment, the Title Search does not verify the first lien mortgage lender and file is missing the original note, mortgage or settlement statement for the most recent mortgage in order to determine the correct Right to Cancel form.

Buyer Comment (2023-05-16): Please see attached package mailed to client.
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10863			28394871			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Storms, Tornadoes and Flooding) dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-10): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-09): Please see attached DI noting no damage.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10863			28396029			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The property history report verifies the borrower owns the [REDACTED] property however, this property was not disclosed on the Final 1003. File is missing the mortgage statement and insurance policy and upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2023-05-10): Property history report verifies taxes and also verified no constructed home is on the property. Insurance is not required. Buyer Comment (2023-05-09): Please see attached verifying property taxes and evidence of a vacant lot at [REDACTED].	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10863			28401743			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The property history report verifies the borrower owns the [REDACTED] property however, this property was not disclosed on the Final 1003 in the REO section.				Reviewer Comment (2023-05-10): Received the corrected Final 1003 with the borrower's investment property now disclosed in the REO section. Buyer Comment (2023-05-09): Please see attached corrected 1003, the non-subject property was always included in DTI but did not print to the 1003 due to a technology error.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10867			28377079			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to lender qualified the borrower with a monthly insurance payment of [REDACTED] however, the insurance policy provided verifies an annual premium of [REDACTED], which is [REDACTED] per month.				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES10898			28399977			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.	MA Higher Priced Mortgage Loan document is missing, Loan is [REDACTED] above threshold.				Buyer Comment (2023-05-04): seller accepts with no change to grading			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10917	28377448	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of [REDACTED].	Due to adding Child Alimony debt and a DTI of [REDACTED] exceeds the [REDACTED], the subject loan designation is ATR Fail.	Reviewer Comment (2023-05-17): Received the revised [REDACTED] Findings dated [REDACTED] which corrected the loan designation to [REDACTED].

Buyer Comment (2023-05-17): Please see attached updated QM findings showing [REDACTED].

Reviewer Comment (2023-05-10): The original comment was incorrect. This exception was not caused by the[REDACTED]This exception is a result of the loan exceeding the [REDACTED] APR threshold. Calculated APR of [REDACTED] exceeds the threshold maximum of [REDACTED] Exception remains.

Buyer Comment (2023-05-09): Please refer to page 20/585 showing the alimony was included in ratios, DTI mentioned in exception of [REDACTED] is incorrect as alimony was already accounted for.
																		05/17/2023			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10917	28377449	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM (APOR) Threshold Fail	Qualified Mortgage: QM APR on subject loan of [REDACTED] is equal to or greater than the threshold of [REDACTED].	Reviewer Comment (2023-05-17): Received the revised QM Findings dated [REDACTED] which corrected the loan designation to Non-QM.

Buyer Comment (2023-05-17): Please see attached updated QM findings showing [REDACTED].

Reviewer Comment (2023-05-10): This exception was not caused by the[REDACTED] This exception is a result of the loan exceeding the [REDACTED] APR threshold. Calculated APR of[REDACTED] exceeds the threshold maximum o[REDACTED]. Exception remains.

Buyer Comment (2023-05-09): Please refer to page 20/585 showing the alimony was included in ratios on final signed 1003, DTI mentioned in exception of [REDACTED] is incorrect as alimony was already accounted for.
																		05/17/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10917			28381171			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Loan discount points [REDACTED] exceeds the tolerance of [REDACTED] without a valid Change of Circumstance.				Reviewer Comment (2023-05-17): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking the cure package was delivered on [REDACTED] Copy of Refund Check for [REDACTED]and Corrected CD. Buyer Comment (2023-05-17): Please see attached evidence of delivery today by noon. Reviewer Comment (2023-05-12): [REDACTED] received LOE, corrected PCCD, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure Buyer Comment (2023-05-11): Please see attached CD curing the issue.		05/17/2023		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10917	28381172	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Transfer Tax [REDACTED] exceeds the tolerance of [REDACTED] without a valid Change of Circumstance.	Reviewer Comment (2023-05-17): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking the cure package was delivered on [REDACTED], Copy of Refund Check for[REDACTED], and Corrected CD.

Buyer Comment (2023-05-17): Please see attached evidence of delivery today by noon.

Reviewer Comment (2023-05-12): [REDACTED] received LOE, corrected PCCD, copy of refund check, and shipping label.  Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure

Buyer Comment (2023-05-11): Please see attached CD curing the issue.
																			05/17/2023		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10917	28420190	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided	Borrower was qualified with assets of [REDACTED] which were only verified with a lender list of accounts. File is missing the bank statements for all [REDACTED] accounts or a Verification of Deposit completed by the depository institution.	Reviewer Comment (2023-05-17): Received the revised 1008 which approved the subject loan with $[REDACTED] in assets.

Buyer Comment (2023-05-17): Please see attached corrected 1008 with no assets.

Reviewer Comment (2023-05-10): 1008 in the file has [REDACTED] in verified assets. A corrected 1008 with no assets, or the bank statements for all [REDACTED] accounts, or a Verification of Deposit completed by the depository institution is required to rereview this exception.

Buyer Comment (2023-05-09): This is a cash out product on a primary residence, there are no reserve requirements. While the assets were on file, they are not a guideline requirement. Please review to clear.
																		05/17/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10928			28377241			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-04): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-03): Please see the screen shot attached from our internal UW system which confirms the client viewed the appraisal on [REDACTED] which was 6 days prior to closing on [REDACTED]	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10928			28377242			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-04): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-03): please see attached	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10928	28386450	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search does not verify the first lien mortgage lender. Unable to verify if the Right to Cancel is on the correct form.	Reviewer Comment (2023-05-23): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-23): Please clear and approve as the RTC expiration date has now passed

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package is enroute to the borrowers. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-16): please see attached

Reviewer Comment (2023-05-11): Right to Cancel in the file is on Form H-9. Transaction History Report verifies the first lien lender [REDACTED] is not the same as the subject 2nd mortgage lender. Form H-8 should have been used. Exception remains.

Buyer Comment (2023-05-10): Please see attached confirming we were not the previous lender

Reviewer Comment (2023-05-03): [REDACTED] did not originate loan and Right to Cancel must be issued on for H-8.  Exception remains.

Reviewer Comment (2023-05-03): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Buyer Comment (2023-05-02): Please see the recorded mortgage attached which confirms this is a same lender transaction, but this is a closed end second-not a refinance. [REDACTED] takes the stance that even though we are not refinancing the [REDACTED] originated first lien mortgage, we are extending additional credit to the same client and property with the Closed End Second and thus used the H9 rescission form.  The H9 gives the right of rescission to the amount of new credit and contains verbiage that more accurately depicts the scenario.
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10933			28377300			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		File is missing the Flood Certificate for the subject property. Upon receipt of the missing Flood Certificate, additional conditions may apply.				Reviewer Comment (2023-05-09): Flood Cert was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-08): Please see the attached Flood cert.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10933			28381144			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing the real estate tax verification and insurance policy for the [REDACTED]. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2023-05-09): 1040s confirms expenses for RE taxes and insurance for this REO property. Additional documentation is not required. Exception cleared. Buyer Comment (2023-05-08): Taxes and insurance for non subject are documented on the 1040 provided.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10933			28381148			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing the real estate tax verification and insurance policy for the [REDACTED]. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2023-05-09): 1040s confirms expenses for RE taxes and insurance for this REO property. Additional documentation is not required. Exception cleared. Buyer Comment (2023-05-08): Taxes and insurance for non subject are documented on the 1040 provided.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10933			28381188			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or [REDACTED])	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	[REDACTED] was original lender on first lien but RTC was provided on form H-9.				Buyer Comment (2023-05-10): Seller accepts. No change to grading. Reviewer Comment (2023-05-09): Documentation was provided to confirm [REDACTED] and original lender but RTC was not provided on form H-9. Exception remains. Buyer Comment (2023-05-08): Please see the attached property history search confirming [REDACTED] was the previous lender.			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10933			28466476			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or [REDACTED])	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Buyer Comment (2023-05-15): .			05/15/2023	2		B		B		B		B		B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10947	28399538	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final CD disclosed APR of [REDACTED] however, based on fees charged calculated APR was only [REDACTED]	Reviewer Comment (2023-05-11): Title - Notary fee has been included in finance charge.

Buyer Comment (2023-05-10): Please include the notary fee as well in the APR. Please see attached attestation.

Reviewer Comment (2023-05-05): [REDACTED] received attestation on Appraisal Management fee purpose and why included in finance charges.  Accept fee to be tested as finance charge and retested.  Exception still remains however and calculated [REDACTED] is over .[REDACTED] off from disclosed of [REDACTED].  Timing not met

Buyer Comment (2023-05-04): The APR is correct. Please see attached regarding the appraisal management fee. This should be included.
																		05/11/2023			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10950			28381169			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Disclosure dated [REDACTED] was not signed and dated by the borrowers. File is missing evidence the borrowers received the Initial Closing Disclosure at least 3 business days prior to the closing date of [REDACTED].				Reviewer Comment (2023-05-02): [REDACTED] received tracking stating initial cd was received on [REDACTED] Buyer Comment (2023-05-02): Please see the evidentiary document attached which confirms the initial CD was disclosed on[REDACTED] and acknowledged the same date electronically	05/02/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10950	28387983	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however, the Title Search does not verify the first lien mortgage lender and the file is missing the original first mortgage note or settlement statement. Unable to verify if the Right to Cancel is on the correct form.	Reviewer Comment (2023-05-08): Note from first mortgage transaction was provided to confirm first mortgage was orginationed with [REDACTED]and transaction is same lender transaction and H-9 is correct form. Exception cleared.

Buyer Comment (2023-05-05): Recorded mortgage provided shows "[REDACTED] as the lender on  page 1 under section C. Loan#[REDACTED]is a match to REO. No second liens were paid off with this transaction. H9 is the correct form to use for a  same lender transaction

Reviewer Comment (2023-05-03): Evidentiary Document and Note from this close end second transaction does not confirm original creditor.  Exception remains.

Buyer Comment (2023-05-02): Note attached

Buyer Comment (2023-05-02): Please see the Note attached which confirms this is a same lender     transaction, but this is a closed end second-not a refinance.  [REDACTED] takes the stance that even though we are not refinancing the [REDACTED] originated first lien mortgage, we are extending additional credit to the  same client and property with the Closed End Second and thus used the H9   rescission form.  The H9 gives the right of rescission to the amount of new credit and contains verbiage that more accurately depicts the scenario.
																		05/08/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10951			28387232			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the credit report for both borrowers. The credit report that was uploaded to the file on [REDACTED] is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-03): Please see attached credit report.	05/04/2023			1	D	A	D	A	D	A	D	A	D	A		TN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10951			28387477			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Due to missing the credit report for both borrowers, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-03): Please see attached credit report.	05/04/2023			1	B	A	C	A	B	A	C	A	B	A		TN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10951			28387478			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File is missing the credit report for both borrowers. The credit report that was uploaded to the file on [REDACTED] is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-03): Please see attached credit report.	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10951			28387479			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing the credit report for both borrowers, the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared.	05/04/2023			1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10951	28387872	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the subject loan paid off an existing loan by a different lender. Right to Cancel should be on Form H-8.	Reviewer Comment (2023-05-23): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-23): Please clear as rescission period has ended.

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package was delivered to the borrowers. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-16): Please see attached package mailed to client and evidence of delivery by [REDACTED] at noon.
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10964	28382053	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Per fees from final CD, Actual APR was calculated at [REDACTED] versus [REDACTED] on page 5 of final CD.	Reviewer Comment (2023-05-26): [REDACTED] received documentation fee is LOL fee.

Buyer Comment (2023-05-23): Please see the attached screenshot of the compliance tab indicating the tax cert fee is not being included in the finance charge calculation. Based on the reviewer comment below from [REDACTED] " which includes the following fees: Appraisal Mgmt $[REDACTED], Origination $[REDACTED], Tax Cert $[REDACTED], Credit Monitoring $[REDACTED], and Title-Settlement Closing $[REDACTED], Flood Cert $[REDACTED], MERS $[REDACTED], Prepaid Int $[REDACTED]." The fee can be included and once the tax cert fee is properly included and calculated the finance charge/APR will be corrected. The total amount of finance charge in the review comment does not equal $[REDACTED] as stated. Please review.

Reviewer Comment (2023-05-19): APR calculated at [REDACTED] which includes the following fees: Appraisal Mgmt $[REDACTED], Origination $[REDACTED], Tax Cert $[REDACTED], Credit Monitoring $[REDACTED], and Title-Settlement Closing $[REDACTED], Flood Cert $[REDACTED], MERS $[REDACTED], Prepaid Int $[REDACTED].  Total finance charges $[REDACTED]. Timing was not met based on calculated APR being off.

Buyer Comment (2023-05-16): Please see attached regulation indicating the title-abstract fee is not considered a finance charge and can be excluded from the finance charge calculation which would affect the APR. According to the regulation this can be excluded as a title search would be needed on a cash transaction as well.

Reviewer Comment (2023-05-11): [REDACTED] received lender attestation on purpose of appraisal management fee and have included into finance charge calculation.  However, Calculated APR is still off by more than .[REDACTED] of the final CD APR disclosed.  APR calculated at [REDACTED] which includes the following fees: Appraisal Mgmt $[REDACTED], Origination $[REDACTED], Tax Cert $[REDACTED], Title-Abstract-search $[REDACTED] and Title-Settlement Closing $[REDACTED].  Timing was not met based on calculated APR being off.

Buyer Comment (2023-05-10): Please refer to the document that was uploaded on [REDACTED] (page 445/445) to properly recalculate the finance charge which will effect the APR calculation as well.

Reviewer Comment (2023-05-04): Calculated APR is [REDACTED] which is over .[REDACTED] difference from the disclosed [REDACTED] and did not meet timing requirement for APR requirement.

Buyer Comment (2023-05-03): Please see attached response.

Reviewer Comment (2023-05-02): [REDACTED] received a breakdown sating what APR was disclosed.  However, The calculated APR is [REDACTED] and was off by more than .[REDACTED] at closing and borrower did not receive 3 business days prior to closing waiting period.  Disclosed at [REDACTED]. calculated amount financed $[REDACTED] and calculated finance charge was $[REDACTED].  Finance charges totaled $[REDACTED].

Buyer Comment (2023-05-02): Please see attached breakdown calculation of the APR that matches the final CD.
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10965			28382111			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VVOE for the borrower's current employment is dated [REDACTED] which is [REDACTED] business days from the Note dated [REDACTED]. File is missing a Verbal VOE dated no more than 10 business days prior to the note date as required by [REDACTED].				Reviewer Comment (2023-05-03): Updated VVOE performed on [REDACTED] was provided to confirm a verbal performed within 10 days of note date. Exception cleared. Buyer Comment (2023-05-02): Please see attached VOE completed [REDACTED], within 10 business days (Mon-Fri) of closing.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10965			28388052			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of [REDACTED])	Right to Cancel is on Form H-8 however, the Title Search does not verify the first lien mortgage lender and the file is missing the original first mortgage note or settlement statement. Unable to verify if the Right to Cancel is on the correct form.				Buyer Comment (2023-05-25): . Buyer Comment (2023-05-24): Please see attached transaction history report confirming [REDACTED] did not originate the first lien. Reviewer Comment (2023-05-03): Title does not confirm lender that origination previous loan. Mortgage statement does not confirm either. A property history was not provided to confirm original lender. Exception remains. Buyer Comment (2023-05-02): Please see attached mortgage coupon as evidence that [REDACTED] did not originate the first lien.			05/25/2023	2	B	B	B	B	B	B	B	B	B	B		NM	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10981			28381428			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The credit report uploaded to the file on [REDACTED] is illegible. Upon receipt of the legible credit report, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): credit report attached Reviewer Comment (2023-05-03): Credit report provided is not legible. Please provide better copy for review. Buyer Comment (2023-05-02): please see response to the other exception which contains the credit report Buyer Comment (2023-05-02): credit report attached	05/08/2023			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10981			28381478			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	The credit report uploaded to the file on [REDACTED] is illegible. Upon receipt of the legible credit report, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): credit report attached Reviewer Comment (2023-05-03): Credit report provided is not legible. Please provide better copy for review. Buyer Comment (2023-05-02): please see response to the other exception where the credit report was uploaded	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10981			28381479			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of[REDACTED].	The credit report uploaded to the file on [REDACTED] is illegible. Due to missing the borrower's credit report, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): please see the credit report attached Reviewer Comment (2023-05-03): Credit report provided is not legible. Please provide better copy for review. Buyer Comment (2023-05-02): please see response to the other exception which contains the credit report	05/08/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10981			28381480			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	The credit report uploaded to the file on [REDACTED] is illegible. Upon receipt of the legible credit report, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): please see the credit report attached Reviewer Comment (2023-05-03): Credit report provided is not legible. Please provide better copy for review. Buyer Comment (2023-05-02): please see response to the other exception which contains the credit report	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10981			28381482			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The credit report uploaded to the file on [REDACTED] is illegible. Due to missing the borrower's credit report, the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared.	05/08/2023			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10985			28377331			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED]+ [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-03): Proof client received appraisal three days prior to closing was confirmed. Exception cleared. Buyer Comment (2023-05-02): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10985			28377332			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED] which is not at least 3 business days prior to closing on [REDACTED] File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-03): Proof client received appraisal three days prior to closing was confirmed. Exception cleared. Buyer Comment (2023-05-02): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10988			28387238			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [REDACTED]exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	HOA/Condo Questionnaire Fee was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the revised Loan Estimate dated [REDACTED] and on the Final Closing Disclosure. COC dated [REDACTED] did not disclose what new information warranted an increase in HOA/Condo Questionnaire Fee. Evidence of cure for the increase of [REDACTED] was not provided.				Reviewer Comment (2023-05-02): [REDACTED] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. Buyer Comment (2023-05-02): [REDACTED]: See the attached cure docs. Tracking: [REDACTED]		05/02/2023		2		B		B		B		B		B		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	A	B	A	A	A	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101006	28398300	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Revised Closing Disclosure dated [REDACTED] disclosed an APR of [REDACTED], which decreased to [REDACTED] on the Final Closing Disclosure. File is missing evidence to verify the borrowers received the Final Closing Disclosure at least 3 business days prior to closing on [REDACTED] due the change in APR.	Reviewer Comment (2023-05-12): [REDACTED] received Attestation Letter in regard to Notary and AMC fee.

Buyer Comment (2023-05-11): The appraisal management fee as well as notary fee should be included. Please include in the APR.

Reviewer Comment (2023-05-10): [REDACTED] received Final CD acknowledgement date by borrower.  However, the issue relates to the APR was not accurately disclosed to borrower at closing and was over [REDACTED] from the actual calculated APR for which borrower was not given a 3 business day review period prior to closing.  Calculated APR is [REDACTED] as compared to disclosed at [REDACTED].  The finance charges included in calculation are: Credit monitoring $[REDACTED], Flodo Cert $[REDACTED], Discount $[REDACTED], Prepaid Int $[REDACTED], Processing fee $[REDACTED] and Title-Settlement $[REDACTED].  Timing was not met on APR inaacuracy over tolerance.

Buyer Comment (2023-05-09): The final CD issued on[REDACTED] disclosed the APR of [REDACTED] which was acknowledged by the client the same day. Please see attached screenshots confirming this to be the CD sent to the borrower. The timestamps align with the timeline. Please review to clear this condition.

Buyer Comment (2023-05-09): The final CD issued on [REDACTED] disclosed the APR of [REDACTED] which was acknowledged by the client the same day. Please see attached screenshots confirming this to be the CD sent to the borrower. The timestamps align with the timeline. Please review to clear this condition.
																		05/12/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101006			28399554			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to a DTI of [REDACTED], the subject loan designation is ATR Risk.				Reviewer Comment (2023-05-11): Loan is [REDACTED]	05/11/2023			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101006			28399555			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [REDACTED]% moderately exceeds the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Borrower was qualified without a Home Improvement installment loan payment ([REDACTED]) of [REDACTED] and a DTI of [REDACTED]. File is missing proof the loan was paid in full and closed. The payment has been added back to the borrower's debts resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	Borrower has been employed in the same industry for more than [REDACTED].	• Client has documented assets of [REDACTED], over [REDACTED] months of PITIA reserves • Only one late payment across [REDACTED] accounts going back over [REDACTED] years on the credit report. • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • Qualifying FICO of [REDACTED] • Borrowers have [REDACTED] in residual income. • Primary borrower with the same employer for over [REDACTED] years • CLTV of [REDACTED]	SitusAMC,Originator	Buyer Comment (2023-05-11): . Reviewer Comment (2023-05-10): • Client has documented assets of $[REDACTED], over [REDACTED] months of PITIA reserves • Only one late payment across [REDACTED] accounts going back over [REDACTED] years on the credit report. • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • Qualifying FICO of [REDACTED] • Borrowers have $[REDACTED] in residual income. • Primary borrower with the same employer for over [REDACTED] years • CLTV of [REDACTED]			05/11/2023	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101006			28399640			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Borrower was qualified without a Home Improvement installment loan payment ([REDACTED]) of [REDACTED]and a DTI of [REDACTED]. File is missing proof the loan was paid in full and closed. The payment has been added back to the borrower's debts resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	Borrower has been employed in the same industry for more than [REDACTED].	• Client has documented assets of [REDACTED], over [REDACTED] months of PITIA reserves • Only one late payment across [REDACTED] accounts going back over [REDACTED] years on the credit report. • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • Qualifying FICO of [REDACTED] • Borrowers have [REDACTED] in residual income. • Primary borrower with the same employer for over [REDACTED] years • CLTV of [REDACTED]	SitusAMC,Originator	Buyer Comment (2023-05-11): . Reviewer Comment (2023-05-10): • Client has documented assets of $[REDACTED], over [REDACTED] months of PITIA reserves • Only one late payment across [REDACTED] accounts going back over [REDACTED] years on the credit report. • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • Qualifying FICO of [REDACTED] • Borrowers have $[REDACTED] in residual income. • Primary borrower with the same employer for over [REDACTED] years • CLTV of [REDACTED]			05/11/2023	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101006			28399690			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to a DTI of [REDACTED], the subject loan is at ATR Risk.				Reviewer Comment (2023-05-11): Lender provided compensating factors for DTI.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101011	28395985	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	We are unable to determine the Lender at the time of Origination of prior loan to confirm if correct form was used.	Reviewer Comment (2023-05-05): Received the Deed of Trust which verifies the the first lien lender is the same as the subject loan lender.

Buyer Comment (2023-05-04): Please see the recorded mortgage attached which confirms this is a   same lender transaction, but this is a closed end second-not a refinance. [REDACTED] takes the stance that even though we are not refinancing the [REDACTED] originated first lien mortgage, we are extending
additional credit to the same client and property with the Closed End   Second and thus used the H9 rescission form.  The H9 gives the right of rescission to the amount of new credit and contains verbiage that more
																		05/05/2023			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101016			28385961			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to lender qualified the borrower with a monthly total insurance payment (including flood insurance) of [REDACTED] however, the hazard and flood insurance policies verify an total monthly payment of [REDACTED].				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101025			28386027			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-08): Seller accpets. No change to grading.			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101035			28387801			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-03): Proof client received appraisal three days prior to closing was confirmed. Exception cleared. Buyer Comment (2023-05-02): Please see attached confirming the borrower viewed the appraisal on [REDACTED]. This will clear the federal compliance condition as well.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101035			28387802			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-03): Proof client received appraisal three days prior to closing was confirmed. Exception cleared. Buyer Comment (2023-05-02): Please see attached confirming the borrower viewed the appraisal on [REDACTED]. This will clear the federal compliance condition as well.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101035			28388238			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search does not verify the first lien mortgage lender and the file is missing the original first mortgage note or settlement statement. Unable to verify if the Right to Cancel is on the correct form.				Reviewer Comment (2023-05-04): Received the original note for the first lien mortgage which verifies the lender is the same as the subject lender. Buyer Comment (2023-05-04): Please see attached note to confirm we are the original first lien originator. Reviewer Comment (2023-05-03): Per [REDACTED] compliance, Exception grade is accurate as EV3. Exception cannot be downgraded Buyer Comment (2023-05-02): This should be downgraded to an EV2 as the property is not in circuit 3 per job settings. Please review.	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101038			28391962			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-05): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-04): Please see attached	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101038			28394461			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED] and is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-05): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-04): Please see attached	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101038			28400635			Compliance	Compliance	Federal Compliance	Missing Required Data	(Missing Data) Unable to determine if loan is a same lender refi	Original Lender was not able to be determined. Unable to conclusively determine compliance with fee restrictions under the [REDACTED] Consumer Credit Code.	Right to Cancel is on Form H-9 however, the Title Search does not verify the first lien mortgage lender and file is missing the original note, mortgage or settlement statement for the most recent mortgage.				Reviewer Comment (2023-05-05): Received the Deed of Trust for the first mortgage to verify the lender is the same as the subject loan lender. Buyer Comment (2023-05-04): Response to the other exception should clear this	05/05/2023			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101038	28400636	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however, the Title Search does not verify the first lien mortgage lender and file is missing the original note, mortgage or settlement statement for the most recent mortgage.	Reviewer Comment (2023-05-05): Received the Deed of Trust for the first mortgage to verify the lender is the same as the subject loan lender.

Buyer Comment (2023-05-04): Please see the recorded mortgage attached which confirms this is a same lender transaction, but this is a closed end second-not a refinance.
[REDACTED] takes the stance that even though we are not refinancing the [REDACTED]
originated first lien mortgage, we are extending
additional credit to the same client and property with the Closed End
Second and thus used the H9 rescission form.  The H9 gives the right of rescission to the amount of new credit and contains verbiage that more accurately depicts the scenario.
																		05/05/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101050			28389731			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-04): Proof borrower received appraisal at least three business days from closing was provided. Exception cleared. Buyer Comment (2023-05-03): [REDACTED]: PLease clear waterfall exception.	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101050			28389733			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to the HO-6 policy premium provided was not included and the borrower was qualified with a monthly insurance payment of [REDACTED]. The insurance policy provided verifies an annual premium of [REDACTED], which is [REDACTED]per month.				Buyer Comment (2023-05-03): Seller accepts. No change to grading.			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101050			28389744			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-04): Proof borrower received appraisal at least three business days from closing was provided. Exception cleared. Buyer Comment (2023-05-03): Please see the attached screenshot confirming the borrower viewed the appraisal on [REDACTED]. Which is at least 3 business days prior to closing on [REDACTED].	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101050	28395881	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	HOA/Condo Questionnaire was disclosed as [REDACTED] on the Initial Loan Estimate , but disclosed as [REDACTED] on the revised Loan Estimate dated [REDACTED] and on the Final Closing Disclosure. COC issued on [REDACTED] disclosed the reason for the change as "Condo Co-op Questionnaire" however, the COC did not disclose what new information warranted an increase in the HOA/Condo Questionnaire Fee. Evidence of cure for the increase of [REDACTED] was not provided.	Reviewer Comment (2023-05-11): [REDACTED] Received PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2023-05-10): Please see the attached post close corrected CD, copy of refund check, lox to the client and proof of shipping.

Reviewer Comment (2023-05-04): [REDACTED] received LOC with rebuttal comment stating as "Appraisal viewed [REDACTED] and Condo Cert provided on [REDACTED]". However, The  borrower viewed the appraisal prior to closing and the receipt of an invoice is not a valid changed circumstance to be re-baselined. In order to determine if the changed circumstance is valid more information is [REDACTED] on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2023-05-03): Per the attached invoice, [REDACTED] was notified of a fee increase by the third party that provides the condo certs on [REDACTED]. The next day,the fee  increase was disclosed in good faith.
																			05/11/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101055	28381587	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Per fee charges on final CD, final APR was calculated at [REDACTED] however, APR listed on final CD was [REDACTED]	Reviewer Comment (2023-05-11): [REDACTED] received lender attestation clarifying purpose of the Title-Notary fee for this transaction and fee would not have been charged in a similar cash transaction. Accepted lender attestation of purpose and included fee in finance charges.

Buyer Comment (2023-05-10): Please include the notary fee in the APR calculation as well. With this included the APR is a match. Please see attached attestation letter.

Reviewer Comment (2023-05-05): Appraisal management fee was included in calculations.  Exception remains.

Buyer Comment (2023-05-04): The APR is correct. Please see attached regarding the appraisal management fee. This should be included.
																		05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101055			28381625			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	The final CD disclosed the Amount of Escrowed Property Costs over Year [REDACTED] as [REDACTED] on page 4; however the Property Taxes ([REDACTED]), Insurance [REDACTED] and HOA [REDACTED] total [REDACTED] per year.				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101070			28401293			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: [REDACTED]	SitusAMC,Originator	Reviewer Comment (2023-05-08): PDI supplied on [REDACTED]. No Damage. Buyer Comment (2023-05-05): Please see attached DI noting no damage.			05/08/2023	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101087			28381824			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Earliest Right to Receive a Copy of the Appraisal Disclosure was provided to the borrower on [REDACTED], which was not within 3 business days of application of application on [REDACTED].				Buyer Comment (2023-05-18): .			05/18/2023	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101087			28381826			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Affiliated Business Arrangement Disclosure was provided to the borrower on [REDACTED], which was not within 3 business days of application of application on [REDACTED].				Buyer Comment (2023-05-18): .			05/18/2023	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101087			28381827			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations was provided to the borrower on [REDACTED], which was not within 3 business days of application of application on [REDACTED].				Buyer Comment (2023-05-18): .			05/18/2023	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101087	28381828	Compliance	Compliance	State Compliance	State Defect	[REDACTED] CHL Complaint Agency Disclosure Timing Test	[REDACTED] Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	[REDACTED] Complaint Agency Disclosure was signed and dated by the borrower on [REDACTED], which was not at the time of application on [REDACTED].	Reviewer Comment (2023-05-19): Per [REDACTED] compliance department:

Section 37-23-70(D) states that "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

[REDACTED] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition.  The [REDACTED] Compliant Agency Disclosure provided on [REDACTED] was within 3 days of the initial 1003 date of [REDACTED].

Buyer Comment (2023-05-18): Please see attached. This was esigned on [REDACTED] which was the same date the 1003 URLA was esigned. TIRD has a different definition of application which requires a LE to be disclosed within 3 days of receiving the 6th data point, that was done to meet regulation
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101087	28381829	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate dated [REDACTED] was provided to the borrower within 3 business days of application of application on [REDACTED].	Reviewer Comment (2023-05-24): [REDACTED] received [REDACTED] Initial LE

Buyer Comment (2023-05-24): Please see [REDACTED] LE attached, this was disclosed within 3 business days as [REDACTED] was a Sunday

Reviewer Comment (2023-05-19): Evidentiary Document verifies the 6 pieces of data were received on [REDACTED], which is the application date. The earliest Initial LE in the file is dated [REDACTED], which is not within 3 business days of application. Exception remains.

Buyer Comment (2023-05-18): please see the evidentiary document attached which confirms the client received the LE within 3 business days after the 6th data point was received
																		05/24/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101087	28415391	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2023-05-24): [REDACTED] received [REDACTED] Initial LE

Buyer Comment (2023-05-24): please see attached

Buyer Comment (2023-05-24): Please see [REDACTED] LE attached, this was disclosed within 3 business days as [REDACTED] was a Sunday

Reviewer Comment (2023-05-19): Received a screenshot to verify the borrower viewed the appraisal on [REDACTED] however, this document cannot be used to clear this exception.

Subject loan has tested as a [REDACTED] High Cost Mortgage Loan. This exception is being caused by the calculated APR of [REDACTED] and the Final CD APR of [REDACTED] exceed the maximum Federal APR of  [REDACTED]. Exception remains.

Buyer Comment (2023-05-18): please see attached
																		05/24/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101087	28415392	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - HPML Timing	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Earliest Right to Receive a Copy of the Appraisal Disclosure was provided to the borrower on [REDACTED], which was not within 3 business days of application of application on [REDACTED].	Reviewer Comment (2023-05-24): [REDACTED] received [REDACTED] Initial LE

Buyer Comment (2023-05-24): please see attached

Reviewer Comment (2023-05-19): Received a screenshot to verify the borrower viewed the appraisal on [REDACTED] however, this document cannot be used to clear this exception.

Subject loan has tested as a [REDACTED] High Cost Mortgage Loan. The Evidentiary Document verifies the 6 pieces of data were received on [REDACTED], which is the application date. The earliest Right to Receive a Copy of the Appraisal Disclosure in the file is dated [REDACTED], which is not within 3 business days of application. Exception remains.

Buyer Comment (2023-05-18): please see attached
																		05/24/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101090	28386551	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED] compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Revised Closing Disclosure dated [REDACTED] disclosed an APR of [REDACTED], which increased to [REDACTED] on the Final Closing Disclosure. File is missing evidence to verify the borrower received the Final Closing Disclosure at least 3 business days prior to closing on [REDACTED] due the change in APR.	Reviewer Comment (2023-05-09): [REDACTED] received lender attestation clarifying purpose of the Title-Notary fee for this transaction and fee would not have been charged in a similar cash transaction. Accepted lender attestation of purpose and included fee in finance charges.

Buyer Comment (2023-05-05): [REDACTED]: With this attestation we are stating that the notary fee that we are putting on the CD can include finance charge fees and operations, and our legal team has made the determination to include this fee as a finance charge which results in a higher finance charge and a more conservative finance charge calculation. We will not remove the finance charge fee from the finance charge. Additionally regulation 1026.19(f)(2)(iii) only states that we are required to redisclose for inaccuracy if " such inaccuracy results in a change to an amount actually paid by the consumer from that amount disclosed under § 1026.19(f)(1)(i)," Changing our finance charge calculation does not result in a change to an amount actually paid by the consumer, and does not amount to an inaccuracy that requires redisclsoure. Please provide regulation that provides that a finance charge higher than others may calculate is an inaccuracy that requires disclosure.

Reviewer Comment (2023-05-04): 1026.4(c)(7) and 1026.4(e) provide for an exclusion of notary fees from finance charges.

Buyer Comment (2023-05-03): [REDACTED]: See attached notary fee attestation letter.

Reviewer Comment (2023-05-02): Final CD disclosed APR at [REDACTED] but actual calculated APR should have been [REDACTED] and exceeds .[REDACTED]. Timing was not met. Can provide APR calculations for review of lender testing calculations.

Buyer Comment (2023-05-02): [REDACTED]: The percentage difference in APR is less than [REDACTED], we do not need to prove the client received this CD.
																		05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101103			28415499			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	We are unable to determine the Lender at the time of Origination of prior loan to confirm if correct form was used.				Reviewer Comment (2023-05-09): Deed of trust from last transaction was provided to confirm transaction is a same lender refi and correct RTC form was used. Exception cleared. Buyer Comment (2023-05-08): Please see the attached deed confirming the previous lender was [REDACTED].	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101116			28377055			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-03): Proof borrower received appraisal within three business days of closing was provided. Exception cleared. Buyer Comment (2023-05-02): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101116			28377056			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED] and the file is missing evidence of actual receipt by the borrower at least 3 business days prior to the closing date of [REDACTED] as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-03): Proof borrower received appraisal within three business days of closing was provided. Exception cleared. Buyer Comment (2023-05-02): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101116			28377057			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of [REDACTED]. Difference of [REDACTED] is due to lender qualified the borrower with a monthly insurance payment of [REDACTED] however, the insurance policy provided verifies an annual premium of [REDACTED], which is [REDACTED] per month.				Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101151			28386328			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the credit report for both borrowers. A credit report was uploaded to the file on [REDACTED] however, this credit report is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-03): Please see attached credit report.	05/04/2023			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101151			28386386			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms Straight-Line Winds, Flooding, Landslides and Mudslides) dated [REDACTED] with no disaster declared end date. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-04): Per clients guides, property inspection is not required as original appraisal was completed after disaster event. Buyer Comment (2023-05-03): Please see attached screenshot from the FEMA website, the incident period start date is [REDACTED], the full appraisal was completed after the incident start date. A disaster inspection would not be required in this case.	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101151			28394914			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File is missing the credit report for both borrowers. A credit report was uploaded to the file on [REDACTED] however, this credit report is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-03): Please see attached credit report.	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101151			28394915			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File is missing the credit report for both borrowers. A credit report was uploaded to the file on [REDACTED] however, this credit report is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-03): Please see attached credit report.	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101151			28394916			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing the borrowers credit report, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared.	05/04/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101151			28394918			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Due to missing the credit report for both borrowers, the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared.	05/04/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101151			28394920			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing the credit report for both borrowers, the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-04): Credit report was provided to satisfy exception. Exception cleared.	05/04/2023			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101166			28382041			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-02): .			05/02/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101176	28405516	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of Safe Harbor QM (APOR).	Subject loan was originated under the Higher Priced QM (APOR) designation however, the subject loan has tested as Safe Harbor QM (APOR).	Reviewer Comment (2023-05-12): [REDACTED]

Buyer Comment (2023-05-10): The designation is correct as well as the APR on our disclosures. [REDACTED] is not including the appraisal management and notary fee as a finance charge to be included in the APR calculation. Please see attachaed from the Clarity portal confirming [REDACTED] included fees as well as our itemization of amount financed screenshot for ours. Also included are the attestation letters supporting the inclusion of these fees.

Reviewer Comment (2023-05-09): Calculated APR of [REDACTED] is less than [REDACTED] resulting in loan designation of [REDACTED].

Buyer Comment (2023-05-08): Loan was originated as [REDACTED] and should be tested as such.
																		05/12/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101176			28405578			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED]of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101181			28386014			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Tax Certificate is missing in loan file				Reviewer Comment (2023-05-03): Tax cert provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-02): [REDACTED]: see attached tax cert.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101201			28387248			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED]per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to borrower was qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifIes the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101217			28405541			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	The final CD disclosed the Amount of Escrowed Property Costs over Year [REDACTED] as [REDACTED]6 on page 4; however the Property Taxes [REDACTED], Insurance [REDACTED] and HOA [REDACTED] total [REDACTED]per year.				Buyer Comment (2023-05-10): Seller accepts. No change to grading. Reviewer Comment (2023-05-09): [REDACTED] received explanation about the HOA amount $[REDACTED]/mo .However , the No escrow mentioned on CD is $[REDACTED]. Kindly provide Post CD to reflect No -escrow estimated property costs over year 1 $[REDACTED] along with LOX ( calculation are as follows Tax $[REDACTED]/mo , HOI $[REDACTED]/mo and HOA $[REDACTED]/mo = [REDACTED] * 12 = [REDACTED]) Buyer Comment (2023-05-08): Per appraisal, HOA dues are [REDACTED] per month or [REDACTED] per year.			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101218			28384337			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-03): Per [REDACTED] Guidelines, property was inspected day of disaster and property inspection is not required. Exception not valid. Buyer Comment (2023-05-02): [REDACTED]: Incident start date of the disaster is [REDACTED], our guidelines only require the disaster to be dated after the incident start date, which it is. Please clear this condition as it meets [REDACTED] guidelines.	05/03/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101288			28385684			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] in Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED]per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to lender qualified the borrower with a monthly insurance payment of [REDACTED] however, the insurance policy provided verifies an annual premium of [REDACTED], which is [REDACTED] per month.				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101293			28394821			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED]is due to borrowers were qualified with monthly HOA Dues of [REDACTED]however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101351			28386931			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	File is missing a disinterested 3rd Party Verification of the borrower's business dated with [REDACTED] calendar days prior to the note date as required by [REDACTED] guidelines.				Reviewer Comment (2023-05-11): Received the 3rd party verification for the borrower's Schedule C self-employment. Buyer Comment (2023-05-09): Please see attached third party verification of employment for schedule C income.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101351			28386966			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing self-employed income documentation the subject loan is at ATR Fail.				Reviewer Comment (2023-05-11): Received the 3rd party verification for the borrower's Schedule C self-employment.	05/11/2023			1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101351			28386978			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	File is missing a disinterested 3rd Party Verification of the borrower's business dated with [REDACTED] calendar days prior to the note date as required by [REDACTED] guidelines.				Reviewer Comment (2023-05-11): Received the 3rd party verification for the borrower's Schedule C self-employment. Buyer Comment (2023-05-09): Please see attached third party verification of employment for schedule C income.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101351			28386979			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	File is missing a disinterested 3rd Party Verification of the borrower's business dated with [REDACTED] calendar days prior to the note date as required by [REDACTED] guidelines.				Reviewer Comment (2023-05-11): Received the 3rd party verification for the borrower's Schedule C self-employment. Buyer Comment (2023-05-09): Please see attached third party verification of employment for schedule C income.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101351			28386995			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Due to missing [REDACTED] income documentation the subject loan is at ATR Fail.				Reviewer Comment (2023-05-11): Received the 3rd party verification for the borrower's Schedule C self-employment. Buyer Comment (2023-05-09): Please see attached third party verification of employment for schedule C income.	05/11/2023			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101364			28386817			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED]+ [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101364			28386822			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101378	28386281	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Insufficient or no cure was provided to the borrower.	Valid COC was not provided to confirm a change was recently known at time of increased. Cure for violation was not found on final CD.	Reviewer Comment (2023-05-11): [REDACTED] Received PCCD, LOE, Copy of check and delivery report for the cure provided.

Buyer Comment (2023-05-10): Please see attached PCCD curing the issue.

Reviewer Comment (2023-05-05): [REDACTED] the baseline amount will be $[REDACTED] as the fee increased to $[REDACTED] was not within [REDACTED] tolerance of $[REDACTED]. Please provide valid COC for increase on [REDACTED] or cure of $[REDACTED] is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2023-05-04): Please refer back to the CIC that was provided for [REDACTED], the recording fee increased due to the property type change. The final amount charged of $[REDACTED] is within [REDACTED] tolerance. [REDACTED]*[REDACTED]= [REDACTED]. An additional CIC would not be required.

Reviewer Comment (2023-05-04): [REDACTED] received a COC dated [REDACTED]. However the fees have further increased to $[REDACTED] on [REDACTED], for which we do not have a valid COC. Also, provided corresponding COC dated [REDACTED] does not give sufficient information on why the fee was increased. In order to determine if the changed circumstance is valid more information is nece[REDACTED]ry on reason fee increase.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2023-05-03): Please see attached CIC showing the recording fee increased due to a property type change.
																			05/11/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101379			28396425			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Right to Cancel was executed by the borrowers on [REDACTED] with a rescission expiration date of [REDACTED]. Final Closing Disclosure disclosed a disbursement date of [REDACTED], which is prior to the expected expiration date of [REDACTED] and the eligible disbursement date of [REDACTED].				Reviewer Comment (2023-05-09): Promissory Note signed and dated [REDACTED] which supports the date of the transaction without the need to rely on the notary date of security instrument. Buyer Comment (2023-05-08): The borrower has the right to rescind within 3 business days, not 7. Therefore, the recission opening on [REDACTED] and closing on [REDACTED] meets the requirement.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101379			28396436			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [REDACTED], prior to three (3) business days from transaction date of [REDACTED].	Mortgage was notarized on [REDACTED]. The subject loan disbursed on [REDACTED] prior to the expected expiration date of [REDACTED] and the eligible disbursement date of [REDACTED].				Reviewer Comment (2023-05-09): Promissory Note signed and dated [REDACTED] which supports the date of the transaction without the need to rely on the notary date of security instrument. Buyer Comment (2023-05-08): The Mortgage was accidentally left out of the closing package and therefore was not signed on [REDACTED] with the rest of the closing documents. A resign took place on [REDACTED] which explains the notary signature date.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101381			28377262			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	APR disclosed on final closing disclosure [REDACTED] is inaccurate (off by more than [REDACTED]) compared to calculated APR based on fees charged on final CD.				Reviewer Comment (2023-05-05): [REDACTED] received attestation letter. Buyer Comment (2023-05-04): The APR is correct. Please see attached regarding the appraisal management fee. This should be included.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101436			28395689			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101482			28387005			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED]per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED]is due to borrowers were qualified with monthly HOA Dues of $[REDACTED]however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101501			28394310			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[REDACTED]exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Loan Discount Points was disclosed as $[REDACTED]on the Initial Loan Estimate, but disclosed as $[REDACTED]on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $[REDACTED]was not provided.				Reviewer Comment (2023-05-09): [REDACTED] rate lock dated [REDACTED] and corresponding LE confirms the fee was correctly disclosed to consumer. Buyer Comment (2023-05-08): The $[REDACTED] loan discount fee was disclosed before the borrowers rate was locked and therefore subject to change. Rate was loked on [REDACTED] with $[REDACTED] in required points.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101505			28399337			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Due to the missing income documentation, the subject loan designation is ATR Fail.				Reviewer Comment (2023-05-11): Received the [REDACTED] dated [REDACTED]. Buyer Comment (2023-05-09): Please see the work number attached to the other exception which should clear this as well	05/11/2023			1	B	A	C	A	B	A	C	A	B	A		OR	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101505			28399338			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Commission	Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records.	Borrower was qualified with commission income which was verified with the [REDACTED] and [REDACTED] year end paystubs and a paystub dated [REDACTED]. File is missing the Verbal VOE dated within 10 business days prior to the note date. Upon receipt of the missing VVOE, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the [REDACTED] dated [REDACTED]. Buyer Comment (2023-05-09): please see the wrok number attached which was completed [REDACTED], this is within 10 business days of closing	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101505			28399344			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing income documentation, the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-11): Received the [REDACTED] dated [REDACTED].	05/11/2023			1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101505			28399358			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Borrower was qualified with commission income which was verified with the [REDACTED] and [REDACTED] year end paystubs and a paystub dated [REDACTED]. File is missing the Verbal VOE dated within 10 business days prior to the note date. Upon receipt of the missing VVOE, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the [REDACTED] dated [REDACTED]. Buyer Comment (2023-05-09): please see the wrok number attached which was completed [REDACTED], this is within [REDACTED] of closing	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101505			28399775			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Borrower was qualified with commission income which was verified with the [REDACTED] and [REDACTED] year end paystubs and a paystub dated [REDACTED]. File is missing the Verbal VOE dated within 10 business days prior to the note date. Upon receipt of the missing VVOE, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the [REDACTED] dated [REDACTED]. Buyer Comment (2023-05-09): please see the wrok number attached which was completed [REDACTED], this is within [REDACTED]s of closing	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101509			28399081			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-05): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-04): please see attached	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101509			28399098			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-05): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-04): please see attached	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101514			28399599			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure given on [REDACTED] - D84				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES101514			28399701			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $ [REDACTED]on page 4; however the Property Taxes ($[REDACTED]), Insurance ($[REDACTED]) and HOA ($[REDACTED].) total $[REDACTED]per year.				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES101534			28400377			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Amount of Estimated Property Costs over Year 1 of $[REDACTED] is inaccurate. Actual is $[REDACTED]which is taxes of $[REDACTED]/ annual, hazard of $[REDACTED] annually and HOA of $[REDACTED]/annually. This is a difference of [REDACTED].				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101565			28405268			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] in Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED] Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-09): .			05/09/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101565			28411648			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Valid COC for increased appraisal fee on [REDACTED] was not provided. Appraisal completed on [REDACTED] was subject to repairs. It was known that an [REDACTED] inspection was required more than three days prior to fee increasing.				Reviewer Comment (2023-05-12): [REDACTED] received PCCD, LOE, Proof of delivery & refund check. Buyer Comment (2023-05-11): Please see attached package mailed to client curing the issue along with evidence of delivery by tomorrow at noon.		05/12/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101579			28411889			Compliance	Compliance	State Compliance	State HPML	(State HPML) [REDACTED] Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Compliant Higher Priced Loan.					Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		OK	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101614			28394233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October [REDACTED] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED]is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101628			28385581			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101628			28385582			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101643			28386071			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October [REDACTED] Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to lender qualified the borrower with a monthly insurance payment of $[REDACTED] however, the insurance policy provided verifies an annual premium of $[REDACTED], which is $[REDACTED] per month.				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101648			28385667			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-05): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-04): please see attached	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101648			28385668			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-05): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-04): please see attached	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101675			28400943			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-09): Seller accepts. No change to grading.			05/09/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101675			28400944			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-09): Seller accepts. No change to grading.			05/09/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101688			28392086			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-09): Proof borrower received appraisal within three business days of closing was provided. Exception Cleared. Buyer Comment (2023-05-08): Please see attached evidence that borrower viewed the appraisal within the required time prior to closing.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101688			28392253			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-09): Proof borrower received appraisal within three business days of closing was provided. Exception Cleared. Buyer Comment (2023-05-08): Please see attached evidence that borrower viewed the appraisal within the required time prior to closing.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101696			28400087			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES101709			28401316			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Borrower's most recent paystubs are illegible. Upon receipt of the legible paystubs, additional conditions may apply.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied. Buyer Comment (2023-05-08): Please see attached legible paystub.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101709			28401435			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required.	Borrower's most recent paystubs are illegible. Upon receipt of the legible paystubs, additional conditions may apply.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied. Buyer Comment (2023-05-08): Please see attached legible paystub.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101709			28401440			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Due to missing the borrower's legible paystubs, the subject loan designation is ATR Fail.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied. Buyer Comment (2023-05-08): Please see attached legible paystub.	05/09/2023			1	B	A	C	A	B	A	C	A	B	A		CT	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101709			28401442			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Borrower's most recent paystubs are illegible. Upon receipt of the legible paystubs, additional conditions may apply.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied. Buyer Comment (2023-05-08): Please see attached legible paystub.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101709			28401451			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower's most recent paystubs are illegible. Upon receipt of the legible paystubs, additional conditions may apply.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied. Buyer Comment (2023-05-08): Please see attached legible paystub.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101709			28401458			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to the illegible paystubs, the borrower's income cannot be verified and the Ability to repay requirements have not been satisfied.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied.	05/09/2023			1	A	A	A	A	A	A	A	A	A	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101709			28401486			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing the borrower's legible paystubs, the subject loan is at ATR Risk.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied. Buyer Comment (2023-05-08): Please see attached legible paystub.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101709			28401492			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Borrower's most recent paystubs are illegible. Upon receipt of the legible paystubs, additional conditions may apply.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied. Buyer Comment (2023-05-08): Please see attached legible paystub.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101709			28401493			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower's most recent paystubs are illegible. Upon receipt of the legible paystubs, additional conditions may apply.				Reviewer Comment (2023-05-09): Paystub provided to support earnings. Exception satisfied. Buyer Comment (2023-05-08): Please see attached legible paystub.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101746	28400630	Compliance	Compliance	State Compliance	State Defect	(State High Cost) [REDACTED] High-Cost Loan (Points and Fees)	[REDACTED] Home Ownership Security Act: Points and Fees on subject loan of [REDACTED] is in excess of the allowable maximum of [REDACTED] of the Total Loan Amount. Points and Fees total $[REDACTED] on a Total Loan Amount of $[REDACTED] vs. an allowable total of $[REDACTED] (an overage of $[REDACTED] or .[REDACTED]). Non-Compliant High Cost Loan.	Reviewer Comment (2023-05-17): Received the appraisal invoice with a breakdown of the appraisal and appraisal management company fees.

Buyer Comment (2023-05-17): Please see the attached appriasal invoice. Please be advised, the appraisal was transferred from another loan which is why the invoice associated wirth the closed loan number contained all zero's.

Reviewer Comment (2023-05-16): This exception has been reviewed by [REDACTED] compliance department with this response:

Appraisal invoice in the file shows all $[REDACTED] figures. Need accurate invoice to determine which portion goes towards the appraiser and which portion goes towards the [REDACTED].

Buyer Comment (2023-05-16): Total points and fees are $[REDACTED]. Points and fees included in the test are as follows: Processing Fee $[REDACTED], Appraisal Management $[REDACTED], Notary Fee $[REDACTED], Title-Settlement Fee $[REDACTED], Loan Discount fee $[REDACTED] and affiliate fees $[REDACTED]. PLease see the attached points and fees test.
05/17/2023	1	C	A	C	A	C	A	C	A	C	A	NJ	Primary	Refinance - Cash-out - Other	Within 45 days of closing, provide: (1) Letter of Explanation; (2) refund of amount over the high-cost threshold maximum; and (3) proof of delivery.

																																				(Narrow Defense - CHD Approval Required) Within 365 days of closing, and prior to lender receiving any notice from borrower of the compliance failure, provide: (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made and (ii) the lender has not received any notice from borrower of the failure; (2) refund of amount over the high-cost threshold maximum; and (3) proof of delivery.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101746	28401053	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) [REDACTED] High-Cost Loan (Financed Fees Exceeds Threshold)	[REDACTED] High-Cost Loan: Lender financed points and fees in excess of [REDACTED] of the total loan amount.	Reviewer Comment (2023-05-17): Received the appraisal invoice with a breakdown of the appraisal and appraisal management company fees. Buyer Comment (2023-05-17): PLease clear with response for associated exception.	05/17/2023	1	C	A	C	A	C	A	C	A	C	A	NJ	Primary	Refinance - Cash-out - Other	Within 45 days of closing, provide: (1) Letter of Explanation; (2) refund of amount over the high-cost threshold maximum; and (3) proof of delivery.

																																				(Narrow Defense - CHD Approval Required) Within 365 days of closing, and prior to lender receiving any notice from borrower of the compliance failure, provide: (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made and (ii) the lender has not received any notice from borrower of the failure; (2) refund of amount over the high-cost threshold maximum; and (3) proof of delivery.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101751			28396136			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED]% or Final Disclosure APR of [REDACTED]% is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-10): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-09): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101751			28396137			Compliance	Compliance	State Compliance	State Defect	[REDACTED] Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	[REDACTED] Consumer Credit Code: Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.	File is missing the lender's clear and specific statement in writing to the consumer setting forth the cost of the insurance if obtained from the lender and stating that the consumer may choose the person through whom the insurance is to be obtained as required by Colo. Rev. Stat. § 5-2-202.				Reviewer Comment (2023-05-10): Received a written attestation that the lender does not offer insurance. Buyer Comment (2023-05-09): Please see attached, additionally [REDACTED] does not offer insurance.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101751			28396170			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-10): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-09): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101763			28411708			Compliance	Compliance	State Compliance	State Late Charge	[REDACTED] Late Charge Percent and Amount Testing	[REDACTED] Late Charge: Note late charge amount of $[REDACTED] exceeds the state maximum of $[REDACTED].					Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES101764			28395775			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The credit report for both borrowers was uploaded on [REDACTED] however, the credit report is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-10): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-09): Please see the attached legible credit report.	05/10/2023			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES101764			28395861			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to an illegible credit report for both borrowers, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-10): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-09): Legible credit report provided.	05/10/2023			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES101764			28395862			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	The credit report for both borrowers was uploaded on [REDACTED] however, the credit report is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-10): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-09): Legible credit report provided.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES101764			28395863			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	The credit report for both borrowers was uploaded on [REDACTED] however, the credit report is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-10): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-09): Legible credit report provided.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES101764			28395864			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	The credit report for both borrowers was uploaded on [REDACTED] however, the credit report is illegible. Upon receipt of the legible credit report for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-10): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-09): Legible credit report provided.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES101764			28395865			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to an illegible credit report for both borrowers, the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-10): Received the borrowers credit report dated [REDACTED].	05/10/2023			1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES101765			28400041			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to lender qualified the borrower with a monthly insurance payment of $[REDACTED] however, the insurance policy is missing in the file.				Buyer Comment (2023-05-09): .			05/09/2023	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	B	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101765	28429362	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Borrowers were qualified without the P&I payment for the [REDACTED] and a DTI of [REDACTED]. Received the mortgage statement for this property which verifies a PITI payment of $[REDACTED], which also matches the payment reported on the credit report dated [REDACTED]. Adding the full PITI payment to the monthly debts results in a DTI of [REDACTED]. File is missing documentation to verify the mortgage on this property was paid off in full.	Borrower has worked in the same position for more than [REDACTED] years. Borrower has been employed in the same industry for more than [REDACTED] years.	comp factors: • Zero adverse credit marks for either borrower on the credit reports dating back to [REDACTED] (B1) and [REDACTED] (B2). • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • Qualifying FICO of [REDACTED] • Clients have [REDACTED] in [REDACTED] income • Primary borrower with the same employer for [REDACTED] years, co-borrower with same employer for [REDACTED] years • CLTV of [REDACTED]	SitusAMC SitusAMC,Originator	Buyer Comment (2023-05-17): .

Reviewer Comment (2023-05-17): comp factors:
•            Zero adverse credit marks for either borrower on the credit reports dating back to [REDACTED] (B1) and [REDACTED] (B2).
•            Consecutive mortgage history dating back to [REDACTED] with zero adverse marks
•            Qualifying FICO of [REDACTED]
•            Clients have $[REDACTED] in residual income
•            Primary borrower with the same employer for [REDACTED] years, co-borrower with same employer for [REDACTED] years
•            CLTV of [REDACTED]

Reviewer Comment (2023-05-12): The borrower is a [REDACTED] holder on the bank account where the mortgage payments are being deducted from. The borrower can withdraw funds form this account at any time therefore, the mortgage payment is considered as paid by [REDACTED].

File is missing documentation to verify the borrower is no longer contractually liable for the mortgage payments. Exception remains.

Buyer Comment (2023-05-11): Please review the bank statements on file starting on page 494/702, the mortgage payments from each month for the past 12 months show [REDACTED] as the person paying the mortgage for the non-subject property and the mortgage can be excluded from ratios.

Reviewer Comment (2023-05-10): EXCEPTION HISTORY - Exception Explanation was updated on [REDACTED] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of [REDACTED] exceeds Guideline total debt ratio of [REDACTED].
																				05/17/2023	2		B		B		B		B		B		CO	Primary	Refinance - Cash-out - Other		B	B	A	B	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101765	28429364	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on 1026.43(c)(5) of [REDACTED] moderately exceed the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Borrowers were qualified without the P&I payment for the [REDACTED] and a DTI of [REDACTED]. Received the mortgage statement for this property which verifies a PITI payment of $[REDACTED], which also matches the payment reported on the credit report dated [REDACTED]. Adding the full PITI payment to the monthly debts results in a DTI of [REDACTED]. File is missing documentation to verify the mortgage on this property was paid off in full.	Borrower has worked in the same position for more than [REDACTED] years. Borrower has been employed in the same industry for more than [REDACTED] years.	comp factors: • Zero adverse credit marks for either borrower on the credit reports dating back to [REDACTED] (B1) and [REDACTED] (B2). • Consecutive mortgage history dating back to [REDACTED] with zero adverse marks • Qualifying FICO of [REDACTED] • Clients have [REDACTED] in [REDACTED] income • Primary borrower with the same employer for [REDACTED] years, co-borrower with same employer for [REDACTED] years • CLTV of [REDACTED]	SitusAMC SitusAMC,Originator	Buyer Comment (2023-05-17): .

Reviewer Comment (2023-05-17): comp factors:
•            Zero adverse credit marks for either borrower on the credit reports dating back to [REDACTED] (B1) and [REDACTED] (B2).
•            Consecutive mortgage history dating back to [REDACTED] with zero adverse marks
•            Qualifying FICO of [REDACTED]
•            Clients have $[REDACTED] in residual income
•            Primary borrower with the same employer for [REDACTED] years, co-borrower with same employer for [REDACTED] years
•            CLTV of [REDACTED]

Reviewer Comment (2023-05-12): The borrower is a [REDACTED] holder on the bank account where the mortgage payments are being deducted from. The borrower can withdraw funds form this account at any time therefore, the mortgage payment is considered as paid by [REDACTED].

File is missing documentation to verify the borrower is no longer contractually liable for the mortgage payments. Exception remains.

Reviewer Comment (2023-05-12): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on 1026.43(c)(5) of [REDACTED] moderately exceed the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)

Buyer Comment (2023-05-11): Please review the bank statements on file starting on page 494/702, the mortgage payments from each month for the past 12 months show [REDACTED] as the person paying the mortgage for the non-subject property and the mortgage can be excluded from ratios.
																				05/17/2023	2		B		B		B		B		B		CO	Primary	Refinance - Cash-out - Other		B	B	A	B	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101765	28429398	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to a DTI of [REDACTED], the subject loan designation is ATR Risk.	Reviewer Comment (2023-05-17): Loan is [REDACTED].

Reviewer Comment (2023-05-12): The borrower is a [REDACTED] holder on the bank account where the mortgage payments are being deducted from. The borrower can withdraw funds form this account at any time therefore, the mortgage payment is considered as paid by [REDACTED].

File is missing documentation to verify the borrower is no longer contractually liable for the mortgage payments. Exception remains.

Buyer Comment (2023-05-11): Please review the bank statements on file starting on page 494/702, the mortgage payments from each month for the past 12 months show [REDACTED] as the person paying the mortgage for the non-subject property and the mortgage can be excluded from ratios.
																		05/17/2023			1		A		A		A		A		A		CO	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	B	B	A	B	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101765	28429399	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to a DTI of [REDACTED], the subject loan is at ATR Risk.	Reviewer Comment (2023-05-17): Cleared based on DTI guideline exception being regraded to EV2-B based on comp factors and loan moving to [REDACTED] loan designation status.

Reviewer Comment (2023-05-12): The borrower is a [REDACTED] holder on the bank account where the mortgage payments are being deducted from. The borrower can withdraw funds form this account at any time therefore, the mortgage payment is considered as paid by [REDACTED].

File is missing documentation to verify the borrower is no longer contractually liable for the mortgage payments. Exception remains.

Buyer Comment (2023-05-11): Please review the bank statements on file starting on page 494/702, the mortgage payments from each month for the past 12 months show [REDACTED] as the person paying the mortgage for the non-subject property and the mortgage can be excluded from ratios.
																		05/17/2023			1		A		A		A		A		A		CO	Primary	Refinance - Cash-out - Other		B	B	A	B	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101804			28392150			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	The final CD did not disclose the Amount of Escrowed Property Costs over Year 1; however, the Property Taxes ($[REDACTED]), Insurance ($[REDACTED]) and HOA ($[REDACTED]) total $[REDACTED] per year.				Buyer Comment (2023-05-08): Seller accepts. No change to grading.			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101814			28398231			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the co-borrower's credit report. Upon receipt of the missing credit report for the co-borrower, additional conditions may apply.				Reviewer Comment (2023-05-05): Attached & updated credit report. Buyer Comment (2023-05-04): credit reports attached	05/05/2023			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101834			28391591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Evidence of cure for the increase of $[REDACTED] was not provided. Recording Fee was disclosed as $[REDACTED] on the Initial Loan Estimate, but disclosed as $[REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance.				Reviewer Comment (2023-05-11): [REDACTED] received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2023-05-10): Please see attached PCCD curing the issue.		05/11/2023		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101840			28400798			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-10): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-08): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101840			28400802			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-10): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-08): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101850			28401410			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject property was appraised on [REDACTED] prior to the FEMA disaster Severe Storms and Tornados dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-10): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-09): Please see the attached disastger inspection confirming no damage.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		AR	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101850	28401438	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[REDACTED] is less than amount of binding Lender Credit previously disclosed in the amount of $[REDACTED].	The CD dated [REDACTED] disclosed a Lender Credit in the amount of [REDACTED] which decreased to $[REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the decrease of $[REDACTED] was not provided.	Reviewer Comment (2023-05-25): [REDACTED] received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure.

Buyer Comment (2023-05-23): Please see the attached post close corrected CD, lox to the borrower, shipping label and a copy of the refund check.

Reviewer Comment (2023-05-16): There was no referenced [REDACTED] LE, only [REDACTED] CD, [REDACTED]

Buyer Comment (2023-05-15): Can the reviewer please advise what page the [REDACTED] LE can be found on? Only able to locate le issued on [REDACTED].

Reviewer Comment (2023-05-12): [REDACTED] received [REDACTED] changed circumstance and rebuttal that loan amount increased and resulted in reduction of lender credit of $[REDACTED].  However, the disclosures reflect differently.  The [REDACTED] CD which did reflect a change in rate and loan amount from the [REDACTED] CD, but it added a lender credit of $[REDACTED] and did not remove the credit.  [REDACTED] CD did not reflect any lender credits, subsequent CD on [REDACTED], which associated with the [REDACTED] changed circumstance, increased loan amount and rate then the final CD issued [REDACTED] reflects the same terms (loan amt & rate) as the [REDACTED] CD, but it removed the lender credit of $[REDACTED] and no cure to borrower reflected and no valid changed circumstance shown in file. Provide a valid changed circumstance for removing lender credint on [REDACTED] final CD or cure is due with a Corrected CD, LOE to borrower, copy of cure refund to borrower of $[REDACTED] and proof of mailing.

Buyer Comment (2023-05-11): As previously explained, the loan amount increased on [REDACTED] which resulted in a reduction in lender credits of $[REDACTED]. The change occurred when the client was contacted to discuss an additional equity opportunity allowing him to increase the cash out amount and pay off additional debt. Please review the screenshots below and clear.

Reviewer Comment (2023-05-10): Specific Lender Credit in the amount of $[REDACTED] was present on the [REDACTED] CD.  That Credit was not present on the final CD dated [REDACTED].  No VCC noted in file that would lower lender credit amounts at closing.  PCCD, LOE, Copy of Refund check, Proof of delivery and RTC required to cure.

Buyer Comment (2023-05-09): The loan amount increased from [REDACTED] to $[REDACTED] omn [REDACTED] whcih caused the cost of the loan to increase. Please review the changed circumstance form provided for details.
																			05/25/2023		2	C	B	C	B	C	B	C	B	C	B		AR	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101865			28390320			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		File is missing the divorce decree required to support and confirm the borrowers child support obligation. Upon receipt, additional conditions may apply.				Reviewer Comment (2023-05-05): Updated & attached [REDACTED]. Buyer Comment (2023-05-04): Please see attached evidence of [REDACTED].	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101895	28399793	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED].. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	The subject property was appraised on [REDACTED] after the FEMA disaster start date of [REDACTED]. Per lender's written attestation, a PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-10): The subject property was appraised on [REDACTED] after the FEMA disaster start date of [REDACTED]. Per lender's written attestation, a PDI is not required per client guides.

Buyer Comment (2023-05-08): The Incident Period: [REDACTED] and continuing, our appraisal was completed after the incident start date.

Reviewer Comment (2023-05-05): Please provide the disaster start date in the attestation that a post-disaster inspection is not required. .

Buyer Comment (2023-05-04): [REDACTED]: The start date of the disaster is prior ito the inspection date of the appraisal, we do not follow the declaration date. Please clear this condition as our guidelines state.
																				05/10/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101907	28401560	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final CD disclosed APR of [REDACTED]; however, based on fees listed on final CD, APR was calculated at [REDACTED] which is more than [REDACTED]	Reviewer Comment (2023-05-22): Received attestation letter in regard to AMC fee.

Buyer Comment (2023-05-19): Please see the attached attestation letters for the notary and amc fees.

Reviewer Comment (2023-05-17): Appraisal and Notary fees per CFPB 1026.4(c)(7) are excludable fees from finance charge calculation. See regulation items 1026.4(c)(7) (iii) Notary and credit report fees  & (iv) Property appraisal fees or fees for inspection to assess the value or condition of property if service is performed prior to closing.  The AMC and Notary fee fit into the 4c7 fees.  In order for the TPR to feel comfortable including these fees in the finance charge calculation, a lender attestation is required to give the purpose of the fee and why it would be included. The Attestation should specify the type of service performed by the AMC to support that it's a finance charge and that this service would be the same for all [REDACTED] we see, thereby allowing for the inclusion of the AMC Fee as a finance charge on all of their loans.

Buyer Comment (2023-05-15): Can the reviewer pleas advise why these are not being included in the finance charge?

Reviewer Comment (2023-05-12): The discussed fees would not be included in the finance charge, and there are no attestations in file to include the requested charges as finance charges.  Cure is required.

Buyer Comment (2023-05-11): Title -Attorney Fees $[REDACTED] and Title- Settlement or Closing fee $[REDACTED] and Appraisal Managemtn fee $[REDACTED] should all be included in the prepaid  finance charge as they are thrid party fees required to obtain the loan.  Can [REDACTED] please update this to match the prepaid finance charges listed on the Itemization of Amount financed and re-calculate APR?

Reviewer Comment (2023-05-10): Calculated APR [REDACTED] was not accurate within .[REDACTED] of final CD disclosed APR of [REDACTED].  Fees included in finance charge calculation: Credit Monitoring $[REDACTED], Flood Cert $[REDACTED], originaiton fee $[REDACTED], MERS fee $[REDACTED], Prepaid Int $[REDACTED] and Title-Settlement $[REDACTED].

Buyer Comment (2023-05-09): Can the reviewer please advise what prepaid finance charges and section D fees they are using to determine APR?
																		05/22/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101927			28404504			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101927			28404505			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101933			28395153			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED] Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101936			28391545			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101942	28401187	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	File is missing a legible copy of the Hazard Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Hazard Insurance Policy, additional conditions may apply.	Reviewer Comment (2023-05-11): Recurved a better legible copy of the hazard dec page which verifies an annual premium of $[REDACTED] and policy dates from [REDACTED] to [REDACTED].

Buyer Comment (2023-05-10): please see attached which confirm the policy is active thru [REDACTED]

Reviewer Comment (2023-05-08): Screenshots of HOI are illegible. Cannot determine effective date or expiration dates of HOI.

Buyer Comment (2023-05-05): dec page attached is active thru [REDACTED]

Reviewer Comment (2023-05-05): Provided HOI is expired [REDACTED] to [REDACTED], Need HOI covering till note date i.e [REDACTED]

Buyer Comment (2023-05-04): legible copy attached
																		05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101962			28395322			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-05): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-04): please see attached	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101962			28395323			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-04): seller accepts with no change in grading			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101962			28395340			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED] and the file is missing evidence of actual receipt by the borrower at least 3 business days prior to the closing date of [REDACTED] as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-05): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-04): please see attached	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101962			28395352			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-04): seller accepts with no change in grading			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101964			28395728			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101982			28405788			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-05): Seller accepts. No change to grading.			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102015			28406033			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-08): Proof borrower received appraisal at least three business days prior to closing was provided. Exception cleared. Buyer Comment (2023-05-05): [REDACTED]: See the attached proof of viewed appraisal.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102015			28406082			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-08): Proof borrower received appraisal at least three business days prior to closing was provided. Exception cleared. Buyer Comment (2023-05-05): [REDACTED]: See attached proof of viewed appraisal.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102018			28390214			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.	[REDACTED] HPML is missing.				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102031			28399430			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102033			28411727			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-08): Seller accepts. No change to grading.			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102067			28413562			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Borrower's income was only verified with an employer letter dated [REDACTED], [REDACTED] W2, and VVOE. File is missing the most recent paystub as required by [REDACTED] guidelines. Upon receipt of the paystub, additional conditions may apply.				Reviewer Comment (2023-05-09): Received the borrower's paystub dated [REDACTED] Buyer Comment (2023-05-08): Please see the attached paystub.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102078			28400698			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		File is missing the Flood Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Flood Insurance Policy, additional conditions may apply.				Reviewer Comment (2023-05-08): Flood Policy was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): Please see attached flood policy.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102087			28405636			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-09): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-08): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		IA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102087			28405637			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [REDACTED] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	Final Closing Disclosure is missing the Lender's Contact Name and NMLS ID number.				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		IA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102087			28405678			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-09): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-08): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		IA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102117	28406135	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED]. File is missing a FEMA disaster end date and Property inspection report reflecting property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Per [REDACTED] attestation and the FEMA disaster website, this CA disaster began on [REDACTED] and was declared on [REDACTED]. Subject property was appraised on [REDACTED] after the start date with no damage reported.	SitusAMC,Aggregator	Reviewer Comment (2023-05-11): Per [REDACTED] attestation and the FEMA disaster website, this [REDACTED] disaster began on [REDACTED] and was declared on [REDACTED]. [REDACTED] property was appraised on [REDACTED] after the start date with no damage reported.

Buyer Comment (2023-05-10): Please see attached confirming start date.

Reviewer Comment (2023-05-09): Prior comment does not include the lender's attestation of when this FEMA disaster started which is required to rereview this exception.

Buyer Comment (2023-05-08): Disaster inspection is not required as the home was appraised after the incident start date. The declaration date is not the date of required inspection.
																				05/11/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102124			28406956			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Exception is erroneous. Senior Lien note will not be provided by the client.				Reviewer Comment (2023-05-11): Received the first lien note. Reviewer Comment (2023-05-05): Out of scope - client will not supply.	05/11/2023			1	D	A	D	A	D	A	D	A	D	A		MN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102124	28411609	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search verifies the subject second mortgage paid off an existing second mortgage originated by a different lender. Right to Cancel should be on Form H-8.	Reviewer Comment (2023-05-23): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-23): Please clear as rescission period has ended.

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package is enroute to the borrower. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-16): Please see attached mailed to client.

Reviewer Comment (2023-05-11): Per the original exception comment, the subject loan paid off an existing second mortgage originated by a different lender [REDACTED]. Right to Cancel should be on Form H-8. Exception remains.

Buyer Comment (2023-05-10): Please see the attached first lien note indicating [REDACTED] as lender.
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		MN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102124			28413750			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102126			28406062			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	D	B	D	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102126			28406066			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the Borrower's credit report. Upon receipt of the missing credit report for the Borrower, additional conditions may apply.				Reviewer Comment (2023-05-09): Received the borrower's credit report dated [REDACTED]. Buyer Comment (2023-05-08): Please see attached credit reports.	05/09/2023			1	D	A	D	A	D	A	D	A	D	A		MA	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102132			28404322			Compliance	Compliance	Federal Compliance	GSE	[REDACTED] 2014 - 3% Points and Fees	[REDACTED] 2014 [REDACTED] Points and Fees Test. Points and Fees on subject loan of [REDACTED] is in excess of the investor allowable maximum of [REDACTED] of the Federal Total Loan Amount. Points and Fees total $[REDACTED] on a Federal Total Loan Amount of $[REDACTED] vs. an investor allowable total of $[REDACTED] (an overage of $[REDACTED] or [REDACTED]).					Buyer Comment (2023-05-05): Seller accepts. No change to grading.			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102176			28401120			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-23): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-23): Please see attached confirming the borrower viewed the appraisal on [REDACTED].	05/23/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102176			28401121			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-23): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-23): Please see attached confirming the borrower viewed the appraisal on [REDACTED].	05/23/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102198			28395677			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The List of Homeownership Counseling Organizations provided to the borrower on [REDACTED] was not within 3 days of of the application dated [REDACTED].				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102199			28400569			Compliance	Compliance	State Compliance	State HPML	(State HPML) [REDACTED] Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Compliant Higher Priced Loan.					Buyer Comment (2023-05-05): .			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		OK	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102199			28403552			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Paystub which was provided was illegible and unable to be read. Please Provide a legible Copy.				Reviewer Comment (2023-05-08): Paystub was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): [REDACTED]: see attached paystub showing earnings.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		OK	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102199	28419839	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	[REDACTED] and [REDACTED] reflects borrower address in [REDACTED]. Subject property is in [REDACTED]. It cannot be determined if borrower is working in [REDACTED] or if borrower has ownership in [REDACTED].	Reviewer Comment (2023-05-25): Received the borrower's email address explanation dated post-close on [REDACTED] regarding the [REDACTED] address on the most recent [REDACTED] in the file, and the lender's attestation that the lender feels confident there are no occupancy issues.

Buyer Comment (2023-05-25): Please see the email attached from the client where she clarifies [REDACTED] is a property she rents while working in [REDACTED]. This makes sense as she is a [REDACTED]. She further states in the email that she is heading home to [REDACTED] before going to [REDACTED] for work. She verbally clarified there is no real lease and it was month to month as she wasn't staying in [REDACTED] for long. The client purchased the subject property [REDACTED] so she was only in the home for about 3 months prior to this Closed End Second transaction. It makes sense that her [REDACTED] would have the [REDACTED] address as that is where she was working and her employer was at time of application. There shouldn't be any occupancy concerns as we have provided a Lexis Nexis RES report confirming she is not the owner of [REDACTED] , she only owns the subject property and it is the only REO. Additionally, we have also provided evidence of the sale of her previous residence in [REDACTED]. Again, the client is a [REDACTED] and has had [REDACTED] employers since 2019 and travels for work, we are confident there are no occupancy issues

Reviewer Comment (2023-05-25): As stated in the prior comment, the documents provided do not verify why the borrower's [REDACTED] dated [REDACTED] reflects the borrower's current address as [REDACTED] when the borrower resides in [REDACTED] as disclosed on the Final 1003. Exception remains.

Buyer Comment (2023-05-24): please see attached

Reviewer Comment (2023-05-15): Final 1003 disclosed the borrower currently owns the subject property located on [REDACTED] in [REDACTED] as a [REDACTED] and the appraisal verifies the property was purchased on [REDACTED]. Final 1003 also disclosed the borrower resided at the former address on [REDACTED] in [REDACTED] for [REDACTED] years. However, the borrower's paystub dated [REDACTED] reflects the borrower's address as [REDACTED] in [REDACTED]. File contains two [REDACTED] for 2022; one has the [REDACTED] address and the other has the [REDACTED] address.

Lender provided a LexisNexis property history report which verifies [REDACTED] has been owned by other parties since [REDACTED] however, this does not explain why the borrower's [REDACTED] reflects the [REDACTED] address. Documentation to verify the address discrepancy was not provided in the file. Exception remains.

Buyer Comment (2023-05-12): Please see Lexis Nexis RES search attached which confirms [REDACTED] and [REDACTED] are the owners of [REDACTED]
																		05/25/2023			1		A		A		A		A		A		OK	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102199	28464410	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Final 1003 disclosed the borrower currently owns the subject property located on [REDACTED] in [REDACTED] as a primary residence and the appraisal verifies the property was purchased on [REDACTED]. Final 1003 also disclosed the borrower resided at the former address on [REDACTED] in [REDACTED] for 6 years. However, the borrower's paystub dated [REDACTED] reflects the borrower's address as [REDACTED]. File contains two [REDACTED] for 2022; one has the [REDACTED] address and the other has the [REDACTED].

Lender provided a LexisNexis property history report which verifies [REDACTED] has been owned by other parties since [REDACTED] however, this does not explain why the borrower's paystub reflects the [REDACTED] address. Documentation to verify the address discrepancy was not provided in the file.	Reviewer Comment (2023-05-25): Received the borrower's email address explanation dated post-close on [REDACTED] regarding the [REDACTED] address on the most recent [REDACTED] in the file, and the lender's attestation that the lender feels confident there are no occupancy issues.

Buyer Comment (2023-05-25): Please see the email attached from the client where she clarifies [REDACTED] is a property she rents while working in [REDACTED]. This makes sense as she is a [REDACTED]. She further states in the email that she is heading home to [REDACTED] before going to [REDACTED] for work. She verbally clarified there is no real lease and it was month to month as she wasn't staying in [REDACTED] for long. The client purchased the subject property [REDACTED] so she was only in the home for about 3 months prior to this Closed End Second transaction. It makes sense that her [REDACTED] would have the [REDACTED] address as that is where she was working and her employer was at time of application. There shouldn't be any occupancy concerns as we have provided a Lexis Nexis RES report confirming she is not the owner of [REDACTED] , she only owns the subject property and it is the only REO. Additionally, we have also provided evidence of the sale of her previous residence in [REDACTED]. Again, the client is a [REDACTED] and has had [REDACTED] employers since 2019 and travels for work, we are confident there are no occupancy issues

Reviewer Comment (2023-05-25): As stated in the prior comment, the documents provided do not verify why the borrower's [REDACTED] dated [REDACTED] reflects the borrower's current address as [REDACTED] when the borrower resides in [REDACTED] as disclosed on the Final 1003. Exception remains.

Buyer Comment (2023-05-25): Please see response to the other exception
																		05/25/2023			1		A		A		A		A		A		OK	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102237			28395708			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102249			28399334			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102252			28395296			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102260			28399369			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure)[REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102260			28399370			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102265			28400796			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to lender qualified the borrower with a monthly HOA payment of $[REDACTED] however, the document in file provided verifies monthly HOA of $[REDACTED] per month.				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102266			28399311			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to borrowers were qualified with monthly HOA Dues of $[REDACTED] however, the appraisal verifies the monthly HOA Dues are $[REDACTED].				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102273			28398722			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Insufficient or no cure was provided to the borrower.	A valid COC for increased record fee on [REDACTED] was not provided. Cure for increase was not found on final CD.				Reviewer Comment (2023-05-05): [REDACTED] Received LOE stating increase in recording fee which suffice exception. Buyer Comment (2023-05-04): [REDACTED]: Client requested the loan be closed in a trust, but the trust documentation provided after being reviewed by our title company would not allow us to do so. See the note on [REDACTED], three business days before the [REDACTED] disclosure showing that we determined we could not close in a trust and the client would have to sign a deed for removing the home from the trust for closing.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102299			28405624			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject property was appraised on [REDACTED] prior to the FEMA disaster Severe Storms, Tornadoes, and Flooding dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-09): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-08): Please see DI confirming no damage attached	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102299	28405687	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of [REDACTED].	Due to the QM APR exceeding the threshold, the subject loan designation is [REDACTED].	Reviewer Comment (2023-05-25): Received the revised QM Findings dated [REDACTED] with the loan designation restated to [REDACTED].

Buyer Comment (2023-05-25): Attached is the appraisal invoice which breaks out the $[REDACTED] Appraisal Management Services fee from the $[REDACTED] total, this should resolve the fee portion. We have also included corrected QM findings which now reflects this loan is ATR-Non QM matching [REDACTED] designation

Reviewer Comment (2023-05-19): This exception has been reviewed by [REDACTED] compliance department with this response:

On this file there is no Notary fee, and only the AMC attestation is in documents.  However, there is no breakdown of appraisal and AMC fee found in file.  Only invoice in file is for the 1073 appraisal for total of $[REDACTED], so unable to breakout any AMC fee.  This file has no TRID Finance Charge or APR Inaccurate exceptions that would need addressed though.

Buyer Comment (2023-05-18): [REDACTED] designation is correct as well as the APR on our disclosures. [REDACTED] is not including the $[REDACTED] Tax Cert fee and $[REDACTED] Appraisal Management as a prepaid finance charge finance charge to be included in the APR calculation.  [REDACTED] is also including the $[REDACTED] Credit Monitoring fee in testing although its not required. Attached is a letter. Also included is the the attestation letter supporting the inclusion Appraisal Management Services fee
																		05/25/2023			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102299	28405688	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM (APOR) Threshold Fail	Qualified Mortgage: QM APR on subject loan of [REDACTED] is equal to or greater than the threshold of [REDACTED].	Reviewer Comment (2023-05-25): Received the revised QM Findings dated [REDACTED] with the loan designation restated to [REDACTED].

Buyer Comment (2023-05-25): Outside of this, the only fee variance in the $[REDACTED] credit monitoring fee which [REDACTED] feels should NOT be included as a prepaid finance charge per Reg Z 1026.4(c)(7) stating "In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report"

Buyer Comment (2023-05-25): Attached is the appraisal invoice which breaks out the $[REDACTED] Appraisal Management Services fee from the $[REDACTED] total, this should resolve the fee portion. We have also included corrected QM findings which now reflects this loan is [REDACTED] matching [REDACTED] designation

Reviewer Comment (2023-05-19): This exception has been reviewed by [REDACTED] compliance department with this response:

On this file there is no Notary fee, and only the AMC attestation is in documents.  However, there is no breakdown of appraisal and AMC fee found in file.  Only invoice in file is for the 1073 appraisal for total of $[REDACTED], so unable to breakout any AMC fee.  This file has no TRID Finance Charge or APR Inaccurate exceptions that would need addressed though.

Buyer Comment (2023-05-18): [REDACTED] designation is correct as well as the APR on our disclosures. [REDACTED] is not including the $[REDACTED] Tax Cert fee and $[REDACTED] Appraisal Management as a prepaid finance charge finance charge to be included in the APR calculation.  [REDACTED] is also including the $[REDACTED] Credit Monitoring fee in testing although its not required. Attached is a letter. Also included is the the attestation letter supporting the inclusion Appraisal Management Services fee
																		05/25/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102314			28394875			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure Estimated property Costs over year 1 of $[REDACTED]. Estimated property Costs are $[REDACTED] per month which equals calculated estimated property costs over year 1 of $[REDACTED]. Difference of $[REDACTED] is due to the Final 1003 disclosed monthly real estate taxes as $[REDACTED] however, the tax certificate verifies monthly real estate taxes are $[REDACTED].				Buyer Comment (2023-05-03): .			05/03/2023	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102321			28400111			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [REDACTED] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	Final Closing Disclosure is missing the Lender's Contact NMLS and NMLS ID number.				Buyer Comment (2023-05-05): . Reviewer Comment (2023-05-05): [REDACTED] reviewed exception. The client has chosen to require lender contact information on wholesale transactions. A corrected CD and LOE to borrower is required to cure. Buyer Comment (2023-05-04): This was a broker loan where their information is displayed on page 5. Please review to clear.			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102325			28399545			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Amount of Estimated Property Cost over Year 1 of $[REDACTED] is inaccurate. The actual cost is $[REDACTED] which is taxes of $[REDACTED] semi-annually, hazard insurance of $[REDACTED] annually and HOA of $[REDACTED]/monthly. Difference is due to final CD using $[REDACTED] HOA per month versus documented amount of $[REDACTED].				Buyer Comment (2023-05-04): .			05/04/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102333			28401027			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File was missing the borrower's credit report. The credit report uploaded on the [REDACTED] is missing all pages and is illegible Upon the receipt of the legible full credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit report was provided to satisfy exception. Exception Cleared. Buyer Comment (2023-05-05): [REDACTED]: see the attached credit report.	05/08/2023			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102333			28404490			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	File was missing the borrower's credit report. The credit report uploaded on the [REDACTED] is missing all pages and is illegible.Loan Designation is ATR Fail.				Reviewer Comment (2023-05-08): Credit report was provided to satisfy exception. Exception Cleared. Buyer Comment (2023-05-05): [REDACTED]: see the attached credit report.	05/08/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102333			28404491			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File was missing the borrower's credit report. The credit report uploaded on the [REDACTED] is missing all pages and is illegible Upon the receipt of the legible full credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit report was provided to satisfy exception. Exception Cleared. Buyer Comment (2023-05-05): [REDACTED]: see the attached credit report.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102333			28404492			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File was missing the borrower's credit report. The credit report uploaded on the [REDACTED] is missing all pages and is illegible. Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-08): Credit report was provided to satisfy exception. Exception Cleared.	05/08/2023			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102334			28396173			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $[REDACTED] on the Initial Loan Estimate, but disclosed as $[REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Cure of $[REDACTED] was not provided, insufficient or no cure was provided to the borrower.				Reviewer Comment (2023-05-11): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing. Buyer Comment (2023-05-10): Please see attached package mailed to client curing the issue.		05/11/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102359			28395176			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject was appraised prior to flooding occurring on [REDACTED].				Reviewer Comment (2023-05-05): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-04): Please see attached disaster inspection noting no damage.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102386			28412030			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-09): .			05/09/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102396			28404733			Compliance	Compliance	State Compliance	State Late Charge	[REDACTED] Late Charge Percent and Amount Testing	[REDACTED] Late Charge: Note late charge amount of $[REDACTED] exceeds the state maximum of $[REDACTED].					Buyer Comment (2023-05-05): .			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		MT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102413	28412008	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] without a Disaster End Date.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Per [REDACTED] attestation and the FEMA disaster website, this [REDACTED] disaster began on [REDACTED] and was declared on [REDACTED]. Subject property was appraised on [REDACTED] after the start date with no damage reported.	SitusAMC,Aggregator	Reviewer Comment (2023-05-12): Per [REDACTED] attestation and the FEMA disaster website, this [REDACTED] disaster began on [REDACTED] and was declared on [REDACTED]. Subject property was appraised on [REDACTED] after the start date with no damage reported.

Buyer Comment (2023-05-12): The declaration date of [REDACTED] for [REDACTED] is when FEMA announces the major disaster declaration. It is [REDACTED] policy to order inspections based off the Incident start date(not declaration) as that is when FEMA  determines the incident to have begun. For DR-4699, the Incident start date was [REDACTED]. The appraisal was completed on [REDACTED] so we would not require  a disaster inspection

Reviewer Comment (2023-05-11): The appraisal was completed prior to the declared start date of [REDACTED]. If there is a different disaster start date, please provide a comment with the date.

Buyer Comment (2023-05-10): Appraisal was completed on [REDACTED] which was after the declaration date. [REDACTED] process would not require a disaster inspection in this scenario
																				05/12/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES102421			28405519			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-08): Proof borrower received appraisal at least three business days prior to closing was provided. Exception cleared. Buyer Comment (2023-05-05): [REDACTED]: see attached proof of viewed appraisal.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102421			28405767			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-08): Proof borrower received appraisal at least three business days prior to closing was provided. Exception cleared. Buyer Comment (2023-05-05): [REDACTED]: see attached proof of viewed appraisal.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102428			28402577			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-05): .			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102473			28405361			Compliance	Compliance	State Compliance	State Defect	[REDACTED] High Cost Analysis Timing	[REDACTED] Home Loan: High-cost Analysis not documented and substantiated prior to closing of the loan.	Subject loan has tested as a [REDACTED] High Cost Mortgage Loan. The State high cost analysis is dated [REDACTED], which is after the subject loan closed on [REDACTED].				Reviewer Comment (2023-05-10): Received the Compliance log which indicates that "Reggie ID" [REDACTED] was run on [REDACTED] and the printed report indicates that the state high cost analysis was included in that run. Buyer Comment (2023-05-05): Please see attached confirming the test was ran pre-close.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102479			28391193			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-10): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-05): see attached	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102479			28391228			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-10): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-05): see attached	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102479	28391292	Compliance	Compliance	State Compliance	State Defect	[REDACTED] CHL Complaint Agency Disclosure Timing Test	[REDACTED] Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	[REDACTED] Complaint Agency Disclosure was signed and dated by the borrower on [REDACTED], which is not at the time of application on [REDACTED].	Reviewer Comment (2023-05-12): Section 37-23-70(D) states that "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

[REDACTED] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition.  If the [REDACTED] Compliant Agency Disclosure was provided and signed by borrower within 3 days of the initial 1003 exception can be cleared.

Borrower signed and dated the Initial 1003 on [REDACTED].

Buyer Comment (2023-05-11): Definition of TRID application means when we have the 6th data point and it requires a loan estimate to be disclosed, which was done. Initial1003 URLA was taken on [REDACTED] and this is the same date the client gave e consent and the [REDACTED] Agency to Receive Complaints was esigned. Please see the evidentiary document attached

Reviewer Comment (2023-05-10): Received a duplicate [REDACTED] Complaint Agency Disclosure signed and dated by the borrower on [REDACTED], which is not at the time of application on [REDACTED]. Exception remains.

Buyer Comment (2023-05-05): see attached
																		05/12/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102512			28405623			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [REDACTED] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	Final Closing Disclosure is missing the Lender's Contact and NMLS ID number.				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102549			28405737			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of $[REDACTED]. Estimated Property Costs are $[REDACTED] per month, which equals calculated Estimated Property Costs over Year 1 of $[REDACTED]. Difference of $[REDACTED] is due to lender qualified the borrower with a monthly HOA payment of $[REDACTED]; however, the document in file provided verifies monthly HOA of $[REDACTED] per month.				Buyer Comment (2023-05-05): seller accepts. No change to grading.			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102593			28401075			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		File is missing the Flood Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Flood Insurance Policy, additional conditions may apply.				Reviewer Comment (2023-05-09): Received the flood insurance policy. Buyer Comment (2023-05-08): Please see attached flood insurance policy.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102673			28405355			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing co-borrower's credit report and the credit report for the borrower is illegible. Upon receipt of the missing credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-10): Received the borrowers legible credit reports dated [REDACTED]. Buyer Comment (2023-05-09): Please see attached credit reports.	05/10/2023			1	D	A	D	A	D	A	D	A	D	A		IL	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES102674	28411911	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final Closing Disclosure dated [REDACTED] disclosed an APR of [REDACTED], which increased to [REDACTED] on the Final Closing Disclosure. File is missing evidence to verify the borrower received the Final Closing Disclosure at least 3 business days prior to closing on [REDACTED] due the change in APR.	Reviewer Comment (2023-05-19): [REDACTED] received lender attestation on purpose of appraisal management fee and including in finance charge and appraisal invoice breaking down appraisal fee.

Buyer Comment (2023-05-16): Please see the attached attestation and appraisal invoice confirming the fee was clarged on the CD along with the Appraiser fee.

Reviewer Comment (2023-05-12): No attestation regarding AMC fee was located in the loan file in regard to this loan.  Cure is required.

Buyer Comment (2023-05-11): The appraisal managemnt services fee [REDACTED] should be included as a prepaid finance charge as well. Can [REDACTED] please update their prepaid finance charges to match those disclosed on the Itemization of amount  financed form provided and re-calculate APR?

Reviewer Comment (2023-05-10): As previously stated, the Inaccurate APR was due to the Final CD not disclosing an accurate APR and the calculated APR is [REDACTED] and borrower was not given a 3 business day timing review period before closing.  Lender should have redisclosed the correct APR calculation and 3 business day waiting period before closing.  The finance charges included in the calculation are: Credit monitoring [REDACTED], Flood [REDACTED], Origination [REDACTED], MERS [REDACTED], Prepaid Int [REDACTED] and Title-Settlement [REDACTED].  This violation does not refer to the disclosed CD's, but that the final CD was inaccurately disclosed to borrower at closing.

Buyer Comment (2023-05-09): The initial CD dislcosed [REDACTED] has an APR of [REDACTED]. Final CD disclosed on [REDACTED] has APR of [REDACTED]. This change is not large enough to trigger a redisclosure. Can the reviewer please advise what page in the loan images they found an initial CD with diclosed APR of [REDACTED]?

Reviewer Comment (2023-05-09): [REDACTED] reviewed CD's, no APR disclosed at [REDACTED].  However, the issue is valid as the Final CD reflected an APR of [REDACTED] but the calculated APR is over [REDACTED] off from the calculated APR of [REDACTED] and should have been redisclosed and 3 business day waiting period before closing.  The finance charges included in the calculation are: Credit monitoring [REDACTED], Flood [REDACTED], Origination [REDACTED], MERS [REDACTED], Prepaid Int [REDACTED] and Title-Settlement [REDACTED].

Buyer Comment (2023-05-08): Can the reviewer please advise what page in the loan file they found  the CD dated [REDACTED] Unable to locate any CD with APR of [REDACTED] in the loan  file.
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		AL	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102675			28402998			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous. Note - Senior Lien note will not be provided by the client.				Reviewer Comment (2023-05-11): Received the first lien note. Reviewer Comment (2023-05-05): Client informed [REDACTED] that the First Note on CES files will not be provided in [REDACTED] meeting.	05/11/2023			1	D	A	D	A	D	A	D	A	D	A		TN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102675			28403490			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income documentation and a DTI of [REDACTED], the subject loan designation is ATR Risk.				Reviewer Comment (2023-05-11): Received [REDACTED] months of bank statements and an IRA brokerage printout to verify the borrower receives $[REDACTED] per month in IRA distributions. [REDACTED] years continuance has been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-09): The borrower receives regular distributions from an [REDACTED] retirement account. Please see attached statement as well as distribution history for $[REDACTED]/month.	05/11/2023			1	B	A	C	A	B	A	C	A	B	A		TN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102675			28403491			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [REDACTED] significantly exceeds the guideline maximum of [REDACTED]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Borrower was qualified with Other income of $[REDACTED] and a DRI of [REDACTED]. Calculated DTI is [REDACTED] due to the file is missing the documentation to verify this income which has been excluded. Upon receipt of the missing Other income documentation, additional conditions may apply.				Reviewer Comment (2023-05-11): Received [REDACTED] months of bank statements and an IRA brokerage printout to verify the borrower receives $[REDACTED] per month in IRA distributions. [REDACTED] years continuance has been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-09): The borrower receives regular distributions from an [REDACTED] retirement account. Please see attached statement as well as distribution history for $[REDACTED]/month.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102675			28403581			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Borrower was qualified with Other income of $[REDACTED] and a DRI of [REDACTED]. Calculated DTI is [REDACTED] due to the file is missing the documentation to verify this income which has been excluded. Upon receipt of the missing Other income documentation, additional conditions may apply.				Reviewer Comment (2023-05-11): Received [REDACTED] months of bank statements and an IRA brokerage printout to verify the borrower receives $[REDACTED] per month in IRA distributions. [REDACTED] years continuance has been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-09): The borrower receives regular distributions from an [REDACTED] retirement account. Please see attached statement as well as distribution history for $[REDACTED]/month.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102675			28403596			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documentation and a DTI of [REDACTED], the subject loan is at ATR Risk.				Reviewer Comment (2023-05-11): Received [REDACTED] months of bank statements and an IRA brokerage printout to verify the borrower receives $[REDACTED] per month in IRA distributions. [REDACTED] years continuance has been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-09): The borrower receives regular distributions from an [REDACTED] retirement account. Please see attached statement as well as distribution history for $[REDACTED]/month.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102675	28419259	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search verifies the subject second mortgage paid off an existing second mortgage originated by a different lender. Right to Cancel should be on Form H-8.	Reviewer Comment (2023-05-23): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-23): Rescission has passed. Please review to clear .

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package is enroute to the borrower. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-16): Please see attached re-opening rescission package

Reviewer Comment (2023-05-11): Received the first lien note however, the subject second mortgage paid off an existing second mortgage originated by a different lender [REDACTED]. RTC is on Form H-9  instead of Form H-8. Exception remains.

Buyer Comment (2023-05-09): Please see attached confirming we are the originator of the first lien.
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102675			28419277			Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided		Subject loan paid off an existing second mortgage which was an equity line of credit. File is missing the Authorization to Close the Equity Account or the Final Title Policy to ensure the subject mortgage was filed in a [REDACTED] position.				Reviewer Comment (2023-05-11): Received the executed Authorization to Close the Equity Account document. Buyer Comment (2023-05-09): Please see attached confirming the account was closed.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102720	28405727	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [REDACTED] contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Reviewer Comment (2023-05-11): [REDACTED] received proof of earlier receipt

Buyer Comment (2023-05-10): Please see attached evidence from internal LOS indicating the disclosure packages were viewed on [REDACTED]. The publish date is the date that the documents were uploaded to the client's portal. The action type indicates they viewed the document, and the updated date is when they viewed the disclosure.

Reviewer Comment (2023-05-09): APR dropped to [REDACTED] on the [REDACTED] CD.  Mailbox rule indicates the CD was not received until [REDACTED].  With closing on [REDACTED], the borrower was not allowed a three-day waiting period.  No visible cure available.

Buyer Comment (2023-05-08): This CD meets the mailbox rule as the loan closed on [REDACTED].
																		05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102750			28401289			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File is missing the credit report for both borrower. Upon receipt of the missing credit report, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception Cleared Buyer Comment (2023-05-05): please see response to the other exception which contained the credit report Buyer Comment (2023-05-05): please see the credit report attached	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102750			28401301			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File is missing borrower's credit report. Upon receipt of the missing credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception Cleared	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102750			28401302			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File is missing borrower's credit report. Upon receipt of the missing credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception Cleared	05/08/2023			1	A	A	A	A	A	A	A	A	A	A		KY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102750			28401303			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing credit report , the subject loan designation is (APOR) Fail.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception Cleared Buyer Comment (2023-05-05): please see response to the other exception which contained the credit report	05/08/2023			1	B	A	C	A	B	A	C	A	B	A		KY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102750			28401445			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing borrower's credit report. Upon receipt of the missing credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception Cleared Buyer Comment (2023-05-05): please see response to the other exception which contained the credit report	05/08/2023			1	D	A	D	A	D	A	D	A	D	A		KY	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102808			28402221			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED] Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102847			28400584			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Storms, Tornadoes, and Flooding) dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-05): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-04): Please see attached DI showing no damage.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102898			28404652			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-05): .			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102956	28399261	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Combined High loan to value discrepancy.	Calculated high loan to value percentage of ___ exceeds Guideline high loan to value percentage of ___	Most recent document with principal balance was Mortgage Loan Payoff from [REDACTED] with a principal balance of $[REDACTED]. With new loan of $[REDACTED] and appraised value of $[REDACTED], the CTLV on this loan is [REDACTED] exceeding guidelines of [REDACTED].	Borrower has verified disposable income of at least $[REDACTED].	• [REDACTED] months consecutive mortgage payment history on first lien with no adverse marks • Median qualifying FICO of [REDACTED] • Consolidated over $[REDACTED] in debt with this transaction. • Residual Income of $[REDACTED]	SitusAMC,Originator	Buyer Comment (2023-05-26): .

Reviewer Comment (2023-05-25): • [REDACTED] months consecutive mortgage payment history on first lien with no adverse marks
• Median qualifying FICO of [REDACTED]
• Consolidated over $[REDACTED] in debt with this transaction.
• Residual Income of $[REDACTED]

Reviewer Comment (2023-05-15): Received multiple duplicate mortgage statements dated [REDACTED] which reflect the principal balance as $[REDACTED].

As stated in the prior comment, the mortgage payoff notice dated [REDACTED] verifies a higher principal balance of $[REDACTED] and file is missing documentation to verify why the balance increased from [REDACTED] to [REDACTED]. Exception remains.

Buyer Comment (2023-05-14): please see attached

Reviewer Comment (2023-05-08): Most recent document with principal balance was mortgage payoff notice dated [REDACTED].  This document has principal balance of $[REDACTED].  Mortgage statement has lower balance but was dated 7 days prior on [REDACTED].  Document dated after [REDACTED] to show lower principal balance is needed to satisfy exception.  Exception remains.

Buyer Comment (2023-05-05): Please see mortgage statement attached which confirms principle balance of $[REDACTED]. This makes LTV [REDACTED]
																				05/26/2023	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102956	28399262	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Most recent document with principal balance was Mortgage Loan Payoff from [REDACTED] with a principal balance of $[REDACTED]. With new loan of $[REDACTED] and appraised value of $[REDACTED], the CTLV on this loan is [REDACTED] exceeding guidelines of [REDACTED].	Borrower has verified disposable income of at least $[REDACTED].	• [REDACTED] months consecutive mortgage payment history on first lien with no adverse marks • Median qualifying FICO of [REDACTED] • Consolidated over $[REDACTED] in debt with this transaction. • Residual Income of $[REDACTED]	SitusAMC,Originator	Buyer Comment (2023-05-26): .

Reviewer Comment (2023-05-25): • [REDACTED] months consecutive mortgage payment history on first lien with no adverse marks
• Median qualifying FICO of [REDACTED]
• Consolidated over $[REDACTED] in debt with this transaction.
• Residual Income of $[REDACTED]

Reviewer Comment (2023-05-15): Received multiple duplicate mortgage statements dated [REDACTED] which reflect the principal balance as $[REDACTED].

As stated in the prior comment, the mortgage payoff notice dated [REDACTED] verifies a higher principal balance of $[REDACTED] and file is missing documentation to verify why the balance increased from [REDACTED] to [REDACTED]. Exception remains.

Buyer Comment (2023-05-14): please see attached

Reviewer Comment (2023-05-08): Most recent document with principal balance was mortgage payoff notice dated [REDACTED].  This document has principal balance of $[REDACTED].  Mortgage statement has lower balance but was dated 7 days prior on [REDACTED].  Document dated after [REDACTED] to show lower principal balance is needed to satisfy exception.  Exception remains.

Buyer Comment (2023-05-05): Please see mortgage statement attached which confirms principle balance of $[REDACTED]. This makes LTV [REDACTED]
																				05/26/2023	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102956			28405720			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Insufficient or no cure was provided to the borrower.	It is unknown what event occured on [REDACTED] to provide a valid reason to increase both Recording Fee and add Title - Deed Prep Fee. A valid COC was not provided for increase. Cure for exceeding tolerance was not found on final CD.				Reviewer Comment (2023-05-08): [REDACTED] received valid COC document. Buyer Comment (2023-05-05): Please see the CIC form attached which confirms this was the result of a quitclaim deed	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102962			28391895			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in [REDACTED] county which is in a FEMA disaster area that does not have a declared end date. The appraisal was performed on [REDACTED] with a disaster declared date of [REDACTED]. There is no declared end date for the disaster as yet. A post-disaster inspection verifying there was no damage to the subject property is required once a declared end date is identified.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Per [REDACTED] attestation and the FEMA disaster website, this [REDACTED] disaster began on [REDACTED] and was declared on [REDACTED]. Subject property was appraised on [REDACTED] after the start date with no damage reported.	SitusAMC,Aggregator	Reviewer Comment (2023-05-05): Per [REDACTED] attestation and the FEMA disaster website, this [REDACTED] disaster began on [REDACTED] and was declared on [REDACTED]. Subject property was appraised on [REDACTED] after the start date with no damage reported. Buyer Comment (2023-05-04): Please see attached screenshot from the FEMA website indicating the incident start date was [REDACTED], the appraisal was completed after the incident start date and would be sufficient to prove the home was not affected. Please review to clear.			05/05/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102986			28396164			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File was missing the Borrower's credit report. The credit report was uploaded on [REDACTED] however, this credit report is illegible. Upon receipt of the legible credit report, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): Please review the Note starting on page 513 of your loan file. The 1st lien mortgage on the subject property with [REDACTED] is not in the clients name and therefore the monthly payment of [REDACTED] can be excluded from ratio's. Also, please see the attached credit report.	05/08/2023			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102986			28396397			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-08): Proof borrower received appraisal at least three business days prior to closing. Exception cleared. Buyer Comment (2023-05-05): Please see the attached screen shot from our online documents portal that confirms the client viewed the appraisal on [REDACTED]	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102986			28396398			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-08): Proof borrower received appraisal at least three business days prior to closing. Exception cleared. Buyer Comment (2023-05-05): Please see the attached screen shot from our online documents portal that confirms the client viewed the appraisal on [REDACTED]	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102986			28396399			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on 1026.43(c)(5) of [REDACTED] significantly exceed the guideline maximum of [REDACTED]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Borrower was qualified with total debts of [REDACTED] and a DTI of [REDACTED]. Verified debts are [REDACTED] and the difference of [REDACTED] is the first lien mortgage payment which was not included in the qualifying debts. Adding the payment to the total debts results in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].				Reviewer Comment (2023-05-08): Note confirms borrower is not responsible for first lien. Ratios are no longer above [REDACTED]. Exception cleared. Buyer Comment (2023-05-05): Please review the Note starting on page 513 of your loan file. The 1st lien mortgage on the subject property with [REDACTED] is not in the clients name and therefore the monthly payment of [REDACTED] can be excluded from ratio's. Also, please see the attached credit report.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102986			28396404			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Due to missing the borrower's credit report and a DTI of [REDACTED], the subject loan designation is ATR Fail.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): Please review the Note starting on page 513 of your loan file. The 1st lien mortgage on the subject property with [REDACTED] is not in the clients name and therefore the monthly payment of [REDACTED] can be excluded from ratio's. Also, please see the attached credit report.	05/08/2023			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102986			28396405			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File was missing the Borrower's credit report. The credit report was uploaded on [REDACTED] however, this credit report is illegible. Upon receipt of the legible credit report, additional conditions may apply.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared. Buyer Comment (2023-05-05): Please review the Note starting on page 513 of your loan file. The 1st lien mortgage on the subject property with [REDACTED] is not in the clients name and therefore the monthly payment of [REDACTED] can be excluded from ratio's. Also, please see the attached credit report.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102986			28396406			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing the borrower's credit report and a DTI of [REDACTED], the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-08): Credit Report was provided to satisfy exception. Exception cleared.	05/08/2023			1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102986	28396423	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Borrower was qualified with total debts of [REDACTED]and a DTI of [REDACTED]. Verified debts are [REDACTED] and the difference of [REDACTED] is the first lien mortgage payment which was not included in the qualifying debts. Adding the payment to the total debts results in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	Reviewer Comment (2023-05-08): Note confirms borrower is not responsible for first lien. Ratios are no longer above [REDACTED]. Exception cleared.

Buyer Comment (2023-05-05): Please review the Note starting on page 513 of your loan file. The 1st lien mortgage on the subject property with [REDACTED] is not in the clients name and therefore the monthly payment of [REDACTED] can be excluded from ratio's. Also, please see the attached credit report.

Buyer Comment (2023-05-05): Please review to the Note starting on page 513 of your loan file. The 1st lien mortgage on the subject property with [REDACTED] is not in the clients name and therefore the monthly payment of [REDACTED] can be excluded from ratio's.
																		05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102986			28396430			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing the borrower's credit report and a DTI of [REDACTED], the subject loan is at ATR Risk.				Reviewer Comment (2023-05-08): Note confirms borrower is not responsible for first lien. Ratios are no longer above [REDACTED]. Exception cleared. Buyer Comment (2023-05-05): Please review the Note starting on page 513 of your loan file. The 1st lien mortgage on the subject property with [REDACTED] is not in the clients name and therefore the monthly payment of [REDACTED] can be excluded from ratio's. Also, please see the attached credit report.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102986			28419465			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2023-05-08): DTI, Appraisal and Credit exceptions were cleared to salsify exception. Exception cleared.	05/08/2023			1		A		A		A		A		A		NJ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102989	28394623	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of [REDACTED].	.	Reviewer Comment (2023-05-25): Received the revised QM Findings dated [REDACTED] with the loan designation restated to [REDACTED].

Buyer Comment (2023-05-25): Outside of this, the only fee variance in the $[REDACTED] credit monitoring fee which [REDACTED] feels should NOT be included as a prepaid finance charge per Reg Z 1026.4(c)(7) stating "In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report"

Buyer Comment (2023-05-25): Attached is the corrected QM findings which now reflects this loan is [REDACTED] matching [REDACTED] designation.

Reviewer Comment (2023-05-20): This exception has been reviewed by [REDACTED] compliance department with this response:

The discrepancy in LD findings appears to be the APOR rate being used to compare to the APR.  Per the QM Findings, the lender is using APOR Index Date of [REDACTED] and APOR rate of [REDACTED].  However, although the loan was originally locked at [REDACTED] on [REDACTED], it was re-locked at the Note rate of [REDACTED] on [REDACTED], which corresponds to a APOR rate of [REDACTED].

The loan remains [REDACTED] as the calculated APR ([REDACTED]) exceeds the threshold of [REDACTED] (APOR [REDACTED] + [REDACTED]).

Buyer Comment (2023-05-18): [REDACTED] is including the $[REDACTED] Tax Cert Fee and [REDACTED] is incorrectly including the $[REDACTED] credit monitoring fee. While small changes, updating this should change the APR and bring the designation back in line as [REDACTED]
																		05/25/2023			1	B	A	C	A	B	A	C	A	B	A		GA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102989	28394624	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM (APOR) Threshold Fail	Qualified Mortgage: QM APR on subject loan of [REDACTED] is equal to or greater than the threshold of [REDACTED].	Reviewer Comment (2023-05-25): Received the revised QM Findings dated [REDACTED] with the loan designation restated to [REDACTED].

Buyer Comment (2023-05-25): Outside of this, the only fee variance in the $[REDACTED] credit monitoring fee which [REDACTED] feels should NOT be included as a prepaid finance charge per Reg Z 1026.4(c)(7) stating "In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report"

Buyer Comment (2023-05-25): Attached is the corrected QM findings which now reflects this loan is ATR-Non QM matching [REDACTED] designation.

Reviewer Comment (2023-05-20): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: Qualified Mortgage: QM APR on subject loan of [REDACTED] is equal to or greater than the threshold of  [REDACTED].

Reviewer Comment (2023-05-20): This exception has been reviewed by [REDACTED] compliance department with this response:

The discrepancy in LD findings appears to be the APOR rate being used to compare to the APR.  Per the QM Findings, the lender is using APOR Index Date of [REDACTED] and APOR rate of [REDACTED].  However, although the loan was originally locked at [REDACTED] on [REDACTED], it was re-locked at the Note rate of [REDACTED] on [REDACTED], which corresponds to a APOR rate of [REDACTED].

The loan remains [REDACTED] as the calculated APR ([REDACTED]) exceeds the threshold of [REDACTED] (APOR [REDACTED] + [REDACTED]).

Buyer Comment (2023-05-18): [REDACTED] is including the $[REDACTED] Tax Cert Fee and [REDACTED] is incorrectly including the $[REDACTED] credit monitoring fee. While small changes, updating this should change the APR and bring the designation back in line as QM Safe Harbor
																		05/25/2023			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103051			28401317			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File was missing the borrower's credit report. The credit report uploaded on [REDACTED] is illegible. Upon receipt of the legible credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-09): Received the legible credit report dated [REDACTED] Buyer Comment (2023-05-08): Please see attached credit report.	05/09/2023			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103051			28401496			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File was missing the borrower's credit report. The credit report uploaded on [REDACTED] is illegible and the Ability-to-Repay requirements have not been satisfied.				Reviewer Comment (2023-05-09): Received the legible credit report dated [REDACTED]	05/09/2023			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103051			28401499			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File was missing the borrower's credit report. The credit report uploaded on [REDACTED] is illegible. Upon receipt of the legible credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-09): Received the legible credit report dated [REDACTED] Buyer Comment (2023-05-08): Please see attached credit report.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103051			28401501			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to an illegible copy of the borrower's credit report, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-09): Received the legible credit report dated [REDACTED] Buyer Comment (2023-05-08): Please see attached credit report.	05/09/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES103051			28401502			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File was missing the borrower's credit report. The credit report uploaded on [REDACTED] is illegible. Upon receipt of the legible credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-09): Received the legible credit report dated [REDACTED] Buyer Comment (2023-05-08): Please see attached credit report.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103065			28403056			Compliance	Compliance	State Compliance	State Late Charge	[REDACTED] Late Charge Percent and Amount Testing	[REDACTED] Late Charge: Note late charge of [REDACTED]/[REDACTED] exceeds state maximum of [REDACTED] or [REDACTED], whichever is lesser.	Subject loan has tested as an [REDACTED] High Risk Home Loan. Late charge of [REDACTED] exceeds the State of [REDACTED] maximum of [REDACTED].				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		KS	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103065			28403057			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED]on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of[REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		KS	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES103130			28401004			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED]on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly Escrows of [REDACTED] however, the appraisal verifies the monthly Escrows are [REDACTED].				Buyer Comment (2023-05-08): .			05/08/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES103191	28395000	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	VVOE is missing in this loan file.	Reviewer Comment (2023-05-18): Received lender's justification [REDACTED] that the borrower's employment companies disclosed on the Final 1003 are one and the same due to the [REDACTED] YTD income matches on the current [REDACTED] [REDACTED] and the [REDACTED] [REDACTED]. Borrower's qualifying income has been supported.

Buyer Comment (2023-05-18): Please see attached

Reviewer Comment (2023-05-15): The file contains not contain the phone number for [REDACTED] which is located at [REDACTED]. [REDACTED] is located at [REDACTED]. Borrower's [REDACTED] were also issued by [REDACTED]at the same address in [REDACTED].

However, the Work Number [REDACTED] have the borrower's employer as [REDACTED]. The file is missing 3rd party documentation to verify why there is a discrepancy with the borrower's employer names between [REDACTED] and [REDACTED].  Exception remains.

Buyer Comment (2023-05-14): Please see the post close [REDACTED] attached confirming the client is actively employed. Please review the previous income documentation included with images sent and you will see the phone numbers to verify employment for [REDACTED] are the same and the companies are the same.

Reviewer Comment (2023-05-10): The [REDACTED] provided is for [REDACTED] which was disclosed on the Final 1003 as the borrower's prior employment from [REDACTED] and ending on [REDACTED]. Final 1003 also disclosed the borrower's current employer as [REDACTED] with a start date on [REDACTED]. This employer matches the borrower's [REDACTED].

File is missing the  [REDACTED] dated within 10 business days of the Note date for [REDACTED]. If the borrower's employment information is not correct on the Final 1003, a revised Final 1003 with the employment information corrected is required. Exception remains.

Buyer Comment (2023-05-09): [REDACTED] was not obtained as we had a Work Number completed, please see attached
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		WY	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103191			28395857			Compliance	Compliance	State Compliance	State Late Charge	[REDACTED] Late Charge Percent and Amount Testing	[REDACTED] Late Charge: Note late charge of [REDACTED]/[REDACTED] exceeds state maximum of [REDACTED] or [REDACTED], whichever is lesser.					Buyer Comment (2023-05-09): .			05/09/2023	2	B	B	B	B	B	B	B	B	B	B		WY	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103217			28414343			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Due to missing the borrowers credit report, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-11): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-10): credit report attached	05/11/2023			1	B	A	C	A	B	A	C	A	B	A		NC	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES103217			28414345			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File is missing borrower's credit report. Upon receipt of the missing credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the borrowers credit report dated [REDACTED].	05/11/2023			1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103217			28414357			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File is missing borrower's credit report. Upon receipt of the missing credit report for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-10): see attached	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103217			28414358			Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) [REDACTED] Rate Spread Home Loan (Ability to Repay Requirements Not Met)	[REDACTED] Rate Spread Home Loan: Ability to repay requirements not met.					Reviewer Comment (2023-05-11): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-10): see attached	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other	See any available cure under the North Carolina Rate Spread Home Loan threshold exception.	D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103217	28414359	Compliance	Compliance	State Compliance	State HPML	[REDACTED] Rate Spread Threshold Test Non-Compliant	[REDACTED] Rate Spread Home Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Rate Spread Home Loan.	Reviewer Comment (2023-05-11): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-10): see attached	05/11/2023	1	C	A	C	A	C	A	C	A	C	A	NC	Primary	Refinance - Cash-out - Other	Within 90 days of closing and prior to institution of any action against the lender, (1) notify the borrower, and (2) make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.

(Narrow Defense - Requires CHD Approval)
																																				Within 120 days of discovery , which compliance failure was not intentional and resulted from a bona fide error, creditor must: (1) provide Lender Attestation to AMC attesting the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how rate spread home loan was made despite procredures to prevent); (2) notify the borrower, and make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES103217			28414391			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing the credit report. Credit Report provided in the file is for the wrong borrowers. Upon receipt of the missing credit report, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-10): credit report attached	05/11/2023			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103217			28414406			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Unable to verify FICO score due to missing Credit Report.				Reviewer Comment (2023-05-11): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-10): please see the credit report attached to the other exceptions	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103256			28395291			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in [REDACTED] county which is in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2023-05-08): Appraisal was completed [REDACTED] after event and disaster declaration date. Per [REDACTED] guides, PDI will not be obtained as appraisal was completed after disaster occurred.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103256			28395294			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-09): Please see screen shot in attachment from our internal UW system which confirms the client viewed the appraisal on [REDACTED] which was 6 days prior to close	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103256			28395314			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-09): Please see response to the other exception which confirms receipt of the appraisal over 3 days prior to closing	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10089	28402001	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Per [REDACTED] attestation, the subject property (located in [REDACTED]) is eligible for individual and public assistance and per the lender, a post-disaster review is not needed.	SitusAMC,Aggregator	Reviewer Comment (2023-05-12): Per [REDACTED] attestation, the subject property (located in [REDACTED]) is eligible for individual and public assistance and per the lender, a post-disaster review is not needed.

Buyer Comment (2023-05-11): Our guidelines only require a disaster inspection on homes within counties with INDIVIDUAL ASSISTANCE ONLY designation. Please see attached FEMA map. This county is PUBLIC ASSISTANCE only. No disaster inspection is needed. Please review to clear this condition.

Reviewer Comment (2023-05-10): The lender's attestation in the prior comment does not contain the FEMA disaster start date or the FEMA disaster name, which are required to rereview this exception.

Buyer Comment (2023-05-05): The appraisal was completed on the incident start date and according to guidelines is sufficient to cover the DI requirement.
																				05/12/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10089	28402171	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Revised Closing Disclosure dated [REDACTED] disclosed an APR of [REDACTED], which increased to [REDACTED] on the Final Closing Disclosure. File is missing evidence to verify the borrower received the Final Closing Disclosure at least 3 business days prior to closing on [REDACTED] due the change in APR.	Reviewer Comment (2023-05-25): [REDACTED] received lender attestation on title-notary fee being included in finance charge and purpose allows to include.

Reviewer Comment (2023-05-19): [REDACTED] received attestation on title-notary and [REDACTED] that lender included in finance charge calculation and itemization of amount financed.  However, the Corrected CD issued [REDACTED] reflects that the Title-Notary fee was paid by lender for $[REDACTED].  Lender paid fee cannot be included in finance charge calculation.  Additionally, there is no breakdown or invoice showing any appraisal management fee.  Only the appraisal fee of $[REDACTED] was reflected on invoice and so no AMC fee can be added into finance charges.  APR is calculated at [REDACTED] and disclosed was [REDACTED].  Calculated APR was off by over .[REDACTED] which would have required a 3 business day waiting period for proper APR disclosure.  Timing was not met.  Finance charges included in calculation: Credit monitoring $[REDACTED], Flood Cert $[REDACTED], Discount $[REDACTED], MERS $[REDACTED] and prepaid int $[REDACTED].

Buyer Comment (2023-05-16): Please see attached itemization of amount financed to properly calculate the finance charge thus affecting the APR. The tax cert fee is included as it is required in order for client to obtain financing, additionally the credit monitoring service fee is excluded as a credit report fee under 1026.4(c)(7). The title-notary and appraisal management service fee attestations to include in the calculation are also attached.

Reviewer Comment (2023-05-10): [REDACTED] received rebuttal that as correct APR was disclosed on PCCD that not subject to TRID guidelines.  However, the issue is that the Final CD did not disclose the correct APR which as previously stated, borrower was not given the proper 3 day waiting period prior to closing to review the correct APR which was calculated out of tolerance.  Timing was not met and APR was inaccurate at closing.

Buyer Comment (2023-05-09): A post-closing CD was issued to the borrower, this would not have to meet TRID timing guidelines.

Reviewer Comment (2023-05-09): [REDACTED] received rebuttal  that APR did not change more than .[REDACTED] on CD prior to closing.  However, the issue relates to the calculated APR of [REDACTED] and the Corrected CD dated [REDACTED] with disclosed APR of [REDACTED] which is over .[REDACTED] change from the Final CD APR of [REDACTED].  3 business day waiting period was not allowed or redisclosed prior to closing for the difference over tolerance of actual APR calculation.  Finance charges included in calculation: Credit monitoring $[REDACTED], flood cert $[REDACTED], Discount points $[REDACTED], MERS $[REDACTED] and prepaid int $[REDACTED].

Buyer Comment (2023-05-08): Exception information indicates there is not evidence that the borrower received the final CD at least three days prior to closing due to the APR change, however the APR change from [REDACTED] to [REDACTED] is not more then [REDACTED], please re-review.
																		05/25/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10123			28404882			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10156			28404835			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED] on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per Month, which equal [REDACTED] Over [REDACTED] Year. Difference of [REDACTED] is due to Lender qualified the Borrower with a Monthly Insurance payment of [REDACTED] per month. Insurance Property Documentation Provided verified an annual Premium of [REDACTED].				Buyer Comment (2023-05-05): Seller accepts. No change to grading.			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10163			28404402			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	File only contains the initial and Post close Closing Disclosure dated [REDACTED], which was signed and dated by the borrowers on [REDACTED]. File is missing evidence the borrowers received the Final Closing Disclosure at least 3 business days prior to the closing date of [REDACTED].				Reviewer Comment (2023-05-08): [REDACTED] received attestation and included AMC fee in finance charge calculation. Buyer Comment (2023-05-05): The APR is correct. Please see attached regarding the appraisal management fee. This should be included.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10172			28401758			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous: Client will not provide the senior lien note.				Reviewer Comment (2023-05-10): Received the first lien Note. Reviewer Comment (2023-05-04): Out of scope, client will not supply.	05/10/2023			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10172			28404608			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9; however, the Title Search does not verify the first lien mortgage lender. Unable to verify if the Right to Cancel is on the correct form.				Reviewer Comment (2023-05-10): Received the original note for the first lien mortgage which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-05): Please see attached note confirming we are the originator for the first lien.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10175	28411543	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Revised Closing Disclosure dated [REDACTED] disclosed an APR of [REDACTED], which increased to [REDACTED] on the Final Closing Disclosure. File is missing evidence to verify the borrower received the Final Closing Disclosure at least 3 business days prior to closing on [REDACTED] due the change in APR.	Reviewer Comment (2023-05-25): [REDACTED] received lender attestation on purpose of AMC fee and why included as finance charge

Buyer Comment (2023-05-25): please see the attached attestation,

Reviewer Comment (2023-05-19): [REDACTED] received rebuttal.  Did not receive the Lender Attestation on the purpose of the Appraisal management fee in order to determine and confirm should be included in finance charge calculation.  Upon receipt in file, can retest.

Buyer Comment (2023-05-16): This discrepancy is most likely due to the fact that [REDACTED] is not  including the AMC fee of $[REDACTED]. P:Lease review the AMC attestatoin letter provided on multiple loans in this deal and add the amc fee to close the gap in APR calcualtions.

Reviewer Comment (2023-05-12): Based on calculations final APR should be [REDACTED] .  Disclosed APR is inaccurate.

Buyer Comment (2023-05-11): A change of [REDACTED] is not sufficient enough to warrant a redisclosure.
																		05/25/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10254			28411903			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Combined High loan to value discrepancy.		With principal balance of [REDACTED], Calculated CLTV is [REDACTED] exceeding guideline of [REDACTED].				Reviewer Comment (2023-05-12): Received a pay history which verifies a lower principal balance of [REDACTED]. CLTV is now [REDACTED]. Buyer Comment (2023-05-12): Please see the attached transaction history for the first lien ([REDACTED]). Prior to closing as of [REDACTED] the principal balance of the first lien was [REDACTED].	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10254			28411904			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.		With principal balance of [REDACTED], Calculated CLTV is [REDACTED] exceeding guideline of [REDACTED].				Reviewer Comment (2023-05-12): Received a pay history which verifies a lower principal balance of [REDACTED]. LTV is now [REDACTED]. Buyer Comment (2023-05-12): Please see the attached transaction history for the first lien ([REDACTED]). Prior to closing as of [REDACTED] the principal balance of the first lien was [REDACTED].	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10331			28404827			Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		Unable to verify; information not on file				Reviewer Comment (2023-05-12): Received the full insurance policy. Buyer Comment (2023-05-11): please see attached Reviewer Comment (2023-05-10): Received a duplicate 4-page hazard insurance document that does not verify the effective and expiration dates, the dwelling coverages and the annual premium. Exception remains. Buyer Comment (2023-05-05): active dec page attached	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10331			28404951			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED]on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Estimated Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to lender qualified the borrower with a monthly insurance payment of [REDACTED] however, the insurance policy provided verifies an annual premium not given, which is [REDACTED] per month.				Buyer Comment (2023-05-05): .			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10432			28403175			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Most recent property inspection report dated [REDACTED] is after the FEMA disaster (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides) dated [REDACTED] which does have a declared end date. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	File contains a property inspection report dated [REDACTED] that verifies no damage to the subject property, which is prior to the FEMA disaster dated [REDACTED] with no declared end date. Additional PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-05): File contains a property inspection report dated [REDACTED] that verifies no damage to the subject property, which is prior to the FEMA disaster dated [REDACTED] with no declared end date. Additional PDI is not required per client guides.			05/05/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10620			28405572			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [REDACTED] of [REDACTED]on Final Closing Disclosure provided on [REDACTED] not accurate.	Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year [REDACTED] of [REDACTED]. Estimated Property Costs are [REDACTED] per month, which equals calculated Estimated Property Costs over Year [REDACTED] of [REDACTED]. Difference of [REDACTED] is due to borrowers were qualified with monthly HOA Dues of [REDACTED] however, the appraisal verifies the monthly HOA Dues are [REDACTED].				Buyer Comment (2023-05-09): Seller accepts. No change to grading.			05/09/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10237			28415171			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Storms, Tornadoes, and Flooding) dated [REDACTED] and the disaster end date of [REDACTED]. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property not inspected post FEMA declared disaster, but property is not located near the declared disaster area.	Per [REDACTED] attestation and the county map uploaded to the loan, the subject property (located in [REDACTED]) is eligible for individual and public assistance and per the lender, a post-disaster review is not needed.	SitusAMC,Aggregator	Reviewer Comment (2023-05-15): Per [REDACTED] attestation and the county map uploaded to the loan, the subject property (located in [REDACTED]) is eligible for individual and public assistance and per the lender, a post-disaster review is not needed. Buyer Comment (2023-05-12): Disaster inspections are only required in counties with individual assistance designation ONLY. [REDACTED] is both individual and public assistance. No disaster inspection is required.			05/15/2023	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10237			28420445			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	Title Commitment reflects an ALTA Loan Policy amount of [REDACTED], which is insufficient to cover the subject loan amount of [REDACTED]. Final Title Policy was not provided to verify sufficient title coverage was obtained.				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101745			28414379			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Full Flood Insurance policy is not provided. (Flood Policy in file expired in [REDACTED] and cannot be considered)				Reviewer Comment (2023-05-11): Received the flood insurance policy dated with effective and expiration dates from [REDACTED] to [REDACTED]. Buyer Comment (2023-05-10): Please see attached flood policy.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101909			28419010			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-12): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-12): Please see attached evidence that the appraisal was disclosed to the borrower on [REDACTED], loan closed on [REDACTED], this timing meets the mailbox rule as delivery would be considered [REDACTED] and loan closed more than 3 days after.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101909			28419011			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-12): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-12): Please see attached evidence that the appraisal was disclosed to the borrower on [REDACTED] loan closed on [REDACTED], this timing meets the mailbox rule as delivery would be considered [REDACTED] and loan closed more than 3 days after the 20th.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101950			28412052			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] through [REDACTED] .File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged				Reviewer Comment (2023-05-09): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-08): Please see DI attached which confirms no visible damage	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101986			28419373			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The transaction closed as a [REDACTED] of a [REDACTED] residence, and the valuation reflects that the subject property is [REDACTED]. Unable to verify [REDACTED].	-	Appraisal disclosed the subject property is [REDACTED] and the appraiser also stated the subject property has not been sold in the last [REDACTED] years. Unable to determine if the subject property is [REDACTED]. Upon receipt of the corrected appraisal, additional conditions may apply.				Reviewer Comment (2023-05-11): Received a [REDACTED] Occupancy Report to verify the subject property is owned by the borrower along with the lender's attestation the property is occupied by the borrowers. Buyer Comment (2023-05-10): The property is unkept but does appear to be occupied. The second bathroom appears to be in use, kitchenlooks functional. The borrowers [REDACTED] are registered to the subject address as well. Please also see the attached verification of occupancy.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102037	28415022	Compliance	Compliance	State Compliance	State Defect	[REDACTED] CHL Complaint Agency Disclosure Timing Test	[REDACTED] Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	[REDACTED] Complaint Agency Disclosure was signed and dated by the borrower on [REDACTED] which was not at the time of application on [REDACTED].	Reviewer Comment (2023-05-11): Section 37-23-70(D) states that "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

[REDACTED] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition. If the SC Compliant Agency Disclosure was provided and signed by borrower within 3 days of the initial 1003 exception can be cleared.

Initial 1003 was signed and dated by the borrower on [REDACTED].

Buyer Comment (2023-05-11): The borrower isn't required to sign anything until they decide they want to. The borrower signed the disclosure when they chose to proceed with the application. Please reveiw to clear this condition.
																		05/11/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102415			28413140			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		File is missing the Flood Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Flood Insurance Policy, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the flood insurance policy. Buyer Comment (2023-05-10): Please see attached	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102502			28415370			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		File is missing the Flood Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Flood Insurance Policy, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the flood insurance policy. Buyer Comment (2023-05-09): please see attached, page 2 has flood policy details	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102694	28415154	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Loan Discount Points were disclosed as $[REDACTED], but disclosed as $[REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $[REDACTED] was not provided.	Reviewer Comment (2023-05-12): [REDACTED] received copy of the system snip lieu of Changed Circumstance on [REDACTED].

Buyer Comment (2023-05-11): Please see attached loan amount CIC

Reviewer Comment (2023-05-11): [REDACTED] Received rebuttal stating the valid reason of loan amount change, however the COC is missing for the final CD dated [REDACTED]. Please provide a COC document mentioning the change to clear the exception.

Buyer Comment (2023-05-10): Please note that the loan amount went from $[REDACTED] to $[REDACTED] from the [REDACTED] CD to the [REDACTED] CD. The points of [REDACTED] remained the same but applied to a larger loan amount increases the monetary amount. Please review to clear this condition.
																		05/12/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102694	28415155	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [REDACTED], prior to three (3) business days from transaction date of [REDACTED].	Right to Cancel was executed by the borrower on [REDACTED] with a rescission expiration date of [REDACTED]. Final Closing Disclosure disclosed a disbursement date of [REDACTED], which is on the expected expiration date of [REDACTED] and prior to the eligible disbursement date of [REDACTED].	Reviewer Comment (2023-05-24): [REDACTED] received evidence borrower signed final CD at closing.

Buyer Comment (2023-05-24): Please see attached confirmation from the borrower that the CD was signed at closing along with the rest of the documents on [REDACTED].

Reviewer Comment (2023-05-11): This exception has been reviewed by [REDACTED] compliance department with this response:

The final CD did not have a borrower signature date so the mailbox rule of 3 business days from issue date is utilized as the CD delivery date [REDACTED] resulting in the later rescission expiration. If final CD was received by borrower prior to [REDACTED], please request evidentiary documentation to support earlier delivery date.

Buyer Comment (2023-05-10): The transaction date is [REDACTED] not [REDACTED] per all documents. Please re-review.
																		05/24/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102694	28415156	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Right to Cancel was executed by the borrower on [REDACTED] with a rescission expiration date of [REDACTED]. Final Closing Disclosure disclosed a disbursement date of [REDACTED], which is on the expected expiration date of [REDACTED] and prior to the eligible disbursement date of [REDACTED].	Reviewer Comment (2023-05-24): [REDACTED] received evidence borrower signed final CD at closing.

Buyer Comment (2023-05-24): Please see attached confirmation from the borrower that the CD was signed at closing along with the rest of the documents on [REDACTED].

Reviewer Comment (2023-05-11): This exception has been reviewed by [REDACTED] compliance department with this response:

The final CD did not have a borrower signature date so the mailbox rule of 3 business days from issue date is utilized as the CD delivery date [REDACTED] resulting in the later rescission expiration. If final CD was received by borrower prior to [REDACTED], please request evidentiary documentation to support earlier delivery date.

Buyer Comment (2023-05-10): The transaction date is [REDACTED] not [REDACTED] per all documents. Please re-review.
																		05/24/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102731			28415169			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.	File contains multiple Notice of Right to Cancel forms however, none of the forms were signed and dated by all parties to the transaction. Upon receipt of the signed and dated Notice of Right to Cancel for each party to the transaction, additional conditions may apply.				Reviewer Comment (2023-05-12): Received the Notice of Right to Cancel forms signed and dated by the borrower and the non-borrowing spouse. Buyer Comment (2023-05-12): Please see attached signed ROR form. Reviewer Comment (2023-05-11): Received the Notice of Right to Cancel signed and dated by the borrower however as of [REDACTED] still have not received the Notice of Right to Cancel signed and dated by the borrower's non-borrowing spouse. Exception remains. Buyer Comment (2023-05-10): Please see attached signed ROR form.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		WV	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102731			28419382			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	File contains multiple Notice of Right to Cancel forms however, none of the forms were signed and dated by all parties to the transaction. Upon receipt of the signed and dated Notice of Right to Cancel for each party to the transaction, additional conditions may apply.				Reviewer Comment (2023-05-12): Received the Notice of Right to Cancel forms signed and dated by the borrower and the non-borrowing spouse. Buyer Comment (2023-05-12): Please see attached signed ROR form. Reviewer Comment (2023-05-11): Received the Notice of Right to Cancel signed and dated by the borrower however as of [REDACTED] still have not received the Notice of Right to Cancel signed and dated by the borrower's non-borrowing spouse. Exception remains. Buyer Comment (2023-05-10): Please see attached signed ROR form.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		WV	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102731			28422543			Compliance	Missing Document	General	Missing Document	Incomplete Document: Right to Cancel (RTC) is incomplete		File contains multiple Notice of Right to Cancel forms however, none of the forms were signed and dated by all parties to the transaction. Upon receipt of the signed and dated Notice of Right to Cancel for each party to the transaction, additional conditions may apply.				Reviewer Comment (2023-05-12): Received the Notice of Right to Cancel forms signed and dated by the borrower and the non-borrowing spouse. Buyer Comment (2023-05-12): Please see attached signed ROR form. Reviewer Comment (2023-05-11): Received the Notice of Right to Cancel signed and dated by the borrower however as of [REDACTED] still have not received the Notice of Right to Cancel signed and dated by the borrower's non-borrowing spouse. Exception remains. Buyer Comment (2023-05-10): Please see attached signed ROR form.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		WV	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102791			28415330			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Most recent property inspection report is dated after the FEMA disaster (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides) dated [REDACTED] which does have a declared end date. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-08): Appraisal was completed after disaster occurred. Client will not provide PDI.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102833			28414238			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [REDACTED] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	Final Closing Disclosure is missing the Lender's Contact Name and NMLS ID number.				Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102892			28416065			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-10): seller accepts with no change in grading			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102907			28415738			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was not disclosed on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of [REDACTED] was not provided.				Reviewer Comment (2023-05-19): [REDACTED] Received PCCD, LOE, Refund Check and proof of Mailing Buyer Comment (2023-05-18): Please see the attached proof of delivery Reviewer Comment (2023-05-17): [REDACTED] received corrected PCCD, LOE, Copy of refund check and shipping label. However, UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Buyer Comment (2023-05-16): Please see the attached for the LOE to client, check copy, corrected CD and UPS label		05/19/2023		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102907			28423211			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [REDACTED], Most Recent Tax Return End Date [REDACTED], Tax Return Due Date [REDACTED].	Borrower's self-employed income was verified with only the [REDACTED] [REDACTED] business return. Subject loan closed on [REDACTED] which is after the business tax return filing deadline of [REDACTED]. File is missing the [REDACTED] business tax return filing extension.				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102940			28416084			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-10): seller accepts with no change in grading			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102940			28416085			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-10): seller accepts with no change in grading			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102940	28423142	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.	Title Search reported 3 judgment liens: 1) Judgement filed by [REDACTED] for [REDACTED] on [REDACTED]; 2) Judgement filed by [REDACTED] for [REDACTED] on [REDACTED] and 3) Judgement filed by [REDACTED] for [REDACTED] on [REDACTED]. File contains a [REDACTED] statement that verifies a current balance of $[REDACTED] and the last 2 payments of $[REDACTED] and $[REDACTED] that were made on [REDACTED]. File also contains an invoice for $[REDACTED] from an attorney to prepare 3 lien releases however, the file is missing the Satisfaction or Release to verify each judgment was paid in full.	Reviewer Comment (2023-05-23): Received the Release of Statement of Lien for all 3 judgments. The liens of $[REDACTED], $[REDACTED] and $[REDACTED] were paid in full and the releases were recorded on [REDACTED].

Buyer Comment (2023-05-23): Attached are the three release of liens

Reviewer Comment (2023-05-23): Received a duplicate invoice from the [REDACTED] Firm which verifies $[REDACTED] was for the preparation and e-file releases for the [REDACTED] judgments on title. As stated in the prior comment, this document cannot be used to verify that the e-file releases were actually prepared and filed with county to remove the judgments from title.

Satisfactions or Releases for each judgement, or the Final Title Policy are required to verify the subject loan closed in a second lien position. Exception remains.

Buyer Comment (2023-05-22): please see attached

Reviewer Comment (2023-05-19): The Final Title Policy has not been uploaded to the file. The Final CD disclosed a payment of $[REDACTED] to [REDACTED] and the invoice in the file verifies this payment was for the preparation and e-file releases for the judgments on title.

The [REDACTED] judgments total $[REDACTED] and these were not paid off at closing. As stated in the prior comment, one of the following are required to verify the subject 2nd mortgage lien position: 1) Final Title Policy; 2) updated Title Search to verify the liens were removed from title or 3) Satisfactions or Releases to verify each judgment was paid in full.

Exception remains.

Buyer Comment (2023-05-19): Final title policy attached. Our title notes indicate we received a payoff for all 3 which was added to REO and paid off with the transaction. Page 3 of the CD confirms this with the $[REDACTED] payment to [REDACTED]

Reviewer Comment (2023-05-18): The [REDACTED] judgments were filed as liens by the PUD Community where the subject property is located against the borrower and the borrower's non-borrowing spouse. The documents provided do not verify that these liens were or will be removed from title in order to ensure the subject 2nd mortgage was filed in a 2nd lien position.

One of the following are required to verify the subject 2nd mortgage lien position: 1) Final Title Policy; 2) updated Title Search to verify the liens were removed from title or 3) Satisfactions or Releases to verify each judgment was paid in full.

Exception remains.

Buyer Comment (2023-05-18): Attached you will find 3 pieces of documentation. First is a [REDACTED] search by  the address. The only thing that came up is a judgment against [REDACTED], not [REDACTED] who is the sole borrower on this loan. Second is a [REDACTED] search by [REDACTED] SSN in which the only thing that comes  up is a bankruptcy from [REDACTED](aside from a $[REDACTED] judgment from [REDACTED]). Third, is a search from the State of [REDACTED] website which shows all jusgments against people named [REDACTED] but none of them are against our client
																		05/23/2023			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103018			28415006			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Most recent property inspection report dated [REDACTED] is after the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] but the disaster end date is not provided. File is missing a property inspection report or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-08): Appraisal was completed after disaster occured. Client will not provide PDI.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103073			28412863			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-11): seller accepts. No change to grading.			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103080	28420495	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Buyer Comment (2023-05-18): seller accepts with no change in grading

Reviewer Comment (2023-05-17): This exception has been rereviewed by [REDACTED] compliance department with this response:

Our prior response remains the same for this loan. The exception on loan number [REDACTED] cited by the lender is for the [REDACTED] CHL Complaint Agency Disclosure.

The exceptions on this loan are for the RESPA Affiliated Business Arrangement Disclosure and RESPA Homeownership Counseling List Timing. The definition of application is different under the [REDACTED] regulation versus RESPA.  Exception remains.

Buyer Comment (2023-05-16): [REDACTED]  [REDACTED] is a loan in the same deal which was downgraded to a grade 1 with [REDACTED] making the following note. We feel the same should be done here as Borrower signed and dated the Initial 1003 on [REDACTED] and document was esigned within 3 days on [REDACTED].

 Section 37-23-70(D) states that "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

[REDACTED] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition.

Reviewer Comment (2023-05-15): This exception has been reviewed by [REDACTED] compliance department with this response:

Under §1024.2, Application is defined as the submission of a borrower's financial information in anticipation of a credit decision relating to a federally related mortgage loan, which shall include the borrower's name, the borrower's monthly income, the borrower's social security number to obtain a credit report, the property address, an estimate of the value of the property, the mortgage loan amount sought, and any other information deemed nece[REDACTED]ry by the loan originator.  As the 6 pieces of data defined above were collected on [REDACTED], as shown on the Evidentiary Document, this is the date used to establish creditor application date.

The exceptions in question, RESPA Affiliated Business Arrangement Disclosure Timing Test (under §1024.15) and RESPA Homeownership Counseling List Timing (under §1024.20) fall under the same RESPA regulation where application is defined in §1024.2, and there is no mention of Intent to Proceed as an allowable alternative to establish application date.

If the lender has regulatory support or citation that a borrower's intent to proceed with application can be used to establish application date, please have them provide for review and consideration.

Buyer Comment (2023-05-12): The 6 data points is what TRID calls application and regulation only requires a Loan Estimate to be disclosed. [REDACTED]s definition of application is when the 1003 URLA is taken, this occurred on [REDACTED]. The documents in questions were disclosed and esigned within 3 days on [REDACTED]

Reviewer Comment (2023-05-11): Per [REDACTED] direction, the Evidentiary Document is to be used to verify the application date. The 6 pieces of data were received on [REDACTED], which is the application date. The Affiliated Business Arrangement Disclosure was provided on [REDACTED], which is not within 3 business days of application. Exception remains.

Buyer Comment (2023-05-10): Please see ABA attached which was esigned on [REDACTED], 3 days after initial 1003 application was taken on [REDACTED]
																				05/18/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103080	28420499	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The homeownership counseling list was not provided to the applicant within 3 business days of the application.	Buyer Comment (2023-05-18): seller accepts with no change in grading

Reviewer Comment (2023-05-17): This exception has been rereviewed by [REDACTED] compliance department with this response:

Our prior response remains the same for this loan. The exception on loan number [REDACTED] cited by the lender is for the [REDACTED] CHL Complaint Agency Disclosure.

The exceptions on this loan are for the RESPA Affiliated Business Arrangement Disclosure and RESPA Homeownership Counseling List Timing. The definition of application is different under the [REDACTED] regulation versus RESPA.  Exception remains.

Buyer Comment (2023-05-16): [REDACTED]  [REDACTED] is a loan in the same deal which was downgraded to a grade 1 with [REDACTED] making the following note. We feel the same should be done here as Borrower signed and dated the Initial 1003 on [REDACTED] and document was esigned within 3 days on [REDACTED].

 Section 37-23-70(D) states that "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

[REDACTED] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition.

Reviewer Comment (2023-05-15): This exception has been reviewed by [REDACTED] compliance department with this response:

Under §1024.2, Application is defined as the submission of a borrower's financial information in anticipation of a credit decision relating to a federally related mortgage loan, which shall include the borrower's name, the borrower's monthly income, the borrower's social security number to obtain a credit report, the property address, an estimate of the value of the property, the mortgage loan amount sought, and any other information deemed nece[REDACTED]ry by the loan originator.  As the 6 pieces of data defined above were collected on [REDACTED], as shown on the Evidentiary Document, this is the date used to establish creditor application date.

The exceptions in question, RESPA Affiliated Business Arrangement Disclosure Timing Test (under §1024.15) and RESPA Homeownership Counseling List Timing (under §1024.20) fall under the same RESPA regulation where application is defined in §1024.2, and there is no mention of Intent to Proceed as an allowable alternative to establish application date.

If the lender has regulatory support or citation that a borrower's intent to proceed with application can be used to establish application date, please have them provide for review and consideration.

Buyer Comment (2023-05-12): Per [REDACTED] direction, the Evidentiary Document is to be used to verify the application date. The 6 pieces of data were received on [REDACTED], which is the application date. The List of Homeownership Counseling Organizations was provided on [REDACTED], which is not within 3 business days of application. Exception remains.

Reviewer Comment (2023-05-11): Per [REDACTED]'s direction, the Evidentiary Document is to be used to verify the application date. The 6 pieces of data were received on [REDACTED], which is the application date. The List of Homeownership Counseling Organizations was provided on [REDACTED], which is not within 3 business days of application. Exception remains.

Buyer Comment (2023-05-10): Please see ABA attached which was esigned on [REDACTED], 3 days after initial 1003 application was taken on [REDACTED]
																				05/18/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103159			28416336			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-11): Seller accepts. No change to grading.			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES103159	28416339	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - [REDACTED]	General QM: Unable to verify current [REDACTED] status using reasonably reliable third-party records.	Borrower was qualified with [REDACTED] income and file is missing the disinterested 3rd Party Verification of [REDACTED] dated within [REDACTED] prior to the note date as required by [REDACTED] guidelines.	Reviewer Comment (2023-05-22): Per lender attestation and corrected 1008, the borrower's [REDACTED] income was removed (3rd party verification could not be provided) and the loan was re-approved with a DTI of [REDACTED].

Buyer Comment (2023-05-22): [REDACTED]: This [REDACTED] income is not necessary to qualify, please remove the positive [REDACTED] income. See updated 1008.

Reviewer Comment (2023-05-19): Received the borrower's business license however, the license search does not have a document date. The upload date of [REDACTED] has been used, which did not clear this exception.

As stated in the exception comment, [REDACTED] guidelines require the disinterested 3rd Party Verification of [REDACTED] to be dated within 120 calendar days Prior to the note date of [REDACTED]. Exception remains.

Buyer Comment (2023-05-18): Please see the attached business license used to verify the borrowers business was in existence prior to close.
																		05/22/2023			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES103159	28416343	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing the borrower's self-employed income documentation, the subject loan designation is QM (APOR) Fail.	Reviewer Comment (2023-05-22): Per lender attestation and corrected 1008, the borrower's [REDACTED] income was removed (3rd party verification could not be provided) and the loan was re-approved with a DTI of [REDACTED].

Buyer Comment (2023-05-22): [REDACTED]: This [REDACTED] income is not necessary to qualify, please remove the positive [REDACTED] income. See updated 1008.

Reviewer Comment (2023-05-19): Received the borrower's business license however, the license search does not have a document date. The upload date of [REDACTED] has been used, which did not clear this exception.

As stated in the exception comment, [REDACTED] guidelines require the disinterested 3rd Party Verification of [REDACTED] to be dated within 120 calendar days Prior to the note date of [REDACTED]. Exception remains.

Buyer Comment (2023-05-18): Please see the attached business license used to verify the borrowers business was in existence prior to close.
																		05/22/2023			1	B	A	C	A	B	A	C	A	B	A		MA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES103159			28420464			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[REDACTED] Tax Return Recency - QM	General QM: [REDACTED] Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [REDACTED], Most Recent Tax Return End Date [REDACTED], Tax Return Due Date [REDACTED].	Borrower's [REDACTED] income was verified with the [REDACTED] and [REDACTED] [REDACTED] personal tax returns. Subject loan closed on [REDACTED] which is after the personal tax return filing deadline of [REDACTED]. File is missing the [REDACTED] personal tax return filing extension.				Buyer Comment (2023-05-18): .			05/18/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES103159			28420465			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[REDACTED] Tax Return Recency - QM	General QM: [REDACTED] Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [REDACTED], Most Recent Tax Return End Date [REDACTED], Tax Return Due Date [REDACTED].	Borrower's [REDACTED] income was verified with the [REDACTED] and [REDACTED] [REDACTED] personal tax returns. Subject loan closed on [REDACTED] which is after the personal tax return filing deadline of [REDACTED]. File is missing the [REDACTED] personal tax return filing extension.				Buyer Comment (2023-05-18): .			05/18/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES103159			28420477			Compliance	Compliance	State Compliance	Compliance	[REDACTED] Home Loan - Loan Does Not Qualify for Safe Harbor/Exemption from [REDACTED] Borrower Interest Requirement	[REDACTED] Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions.					Reviewer Comment (2023-05-22): Per lender attestation and corrected 1008, the borrower's [REDACTED] income was removed (3rd party verification could not be provided) and the loan was re-approved with a DTI of [REDACTED].	05/22/2023			1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES103167			28414012			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [REDACTED], Most Recent Tax Return End Date [REDACTED], Tax Return Due Date [REDACTED].	Borrower's self-employed income was verified with the [REDACTED] and [REDACTED] [REDACTED]5 business tax returns. Subject loan closed on [REDACTED] which is after the business tax return filing deadline of [REDACTED]. File is missing the [REDACTED] business tax return filing extension.				Buyer Comment (2023-05-11): ,			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103187	28413151	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing the insurance verification or proof of payoff for the [REDACTED] property. Upon receipt of the of documents, additional conditions may apply.	Reviewer Comment (2023-05-12): Received a screenshot and lender attestation that the mortgage banker verified no insurance on this property without documentation in writing from the borrower.

Buyer Comment (2023-05-11): see attached

Reviewer Comment (2023-05-10): Received an unsigned letter written by the lender that states there is no insurance on this investment property however, the letter needs to come from the borrower to verify the borrower did not obtain HO-6 insurance on this condo located in [REDACTED]. The master policy for this property was not provided. Exception remains.

Buyer Comment (2023-05-09): this is a non subject rental, client is not required to carry insurance. please see LOX attached
																		05/12/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES103262			28415144			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED] Buyer Comment (2023-05-10): Screenshot of appraisal acknowlwedgment confirms the loan is compliant.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103262			28415164			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED] Buyer Comment (2023-05-10): Please see the attached screenshot from our LOS confirming the appraisal was viewed on [REDACTED], 3 business days prior to the closing on [REDACTED].	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103273			28415874			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-11): Received proof the borrowers viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-10): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103273			28415875			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-11): Received proof the borrowers viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-10): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103299	28416302	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to a DTI of [REDACTED], the subject loan is at ATR Risk.	Reviewer Comment (2023-05-17): Received the borrower's signed and dated [REDACTED] tax return including [REDACTED] which supports a [REDACTED]-year average for the qualifying income. DTI is now [REDACTED].

Buyer Comment (2023-05-17): Please see the [REDACTED] attached to aid in your analysis

Reviewer Comment (2023-05-12): Received the income calculation which used a 2 year [REDACTED] average monthly income of [REDACTED] for qualification. However the file only contains the [REDACTED] tax return which verifies the [REDACTED] average monthly income is [REDACTED].

File contains the [REDACTED] tax transcript however, the [REDACTED]
net income reported to the IRS of [REDACTED] (net income + business use of home - meals) does not support the [REDACTED] amount noted on the income worksheet of [REDACTED]. Because the lower [REDACTED] income was reported to the IRS, the DTI exceptions will remain.

Buyer Comment (2023-05-11): please see attached
																		05/17/2023			1	B	A	C	A	B	A	C	A	B	A		NC	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES103299	28416303	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [REDACTED] moderately exceeds the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Borrower was qualified with monthly income of [REDACTED] and a DTI of [REDACTED]. Income documentation in the file verifies the income is [REDACTED] resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	Reviewer Comment (2023-05-17): Received the borrower's signed and dated [REDACTED] tax return including [REDACTED] which supports a [REDACTED]-year average for the qualifying income. DTI is now [REDACTED].

Buyer Comment (2023-05-17): Please see the [REDACTED] attached to aid in your analysis

Reviewer Comment (2023-05-12): Received the income calculation which used a [REDACTED] year [REDACTED] average monthly income of [REDACTED] for qualification. However the file only contains the [REDACTED] tax return which verifies the [REDACTED] average monthly income is [REDACTED].

File contains the [REDACTED] tax transcript however, the [REDACTED]
net income reported to the IRS of [REDACTED] (net income + business use of home - meals) does not support the [REDACTED] amount noted on the income worksheet of [REDACTED]. Because the lower [REDACTED] income was reported to the IRS, the DTI exceptions will remain.

Buyer Comment (2023-05-11): please see attached
																		05/17/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103299	28416305	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Borrower was qualified with monthly income of [REDACTED] and a DTI of [REDACTED]. Income documentation in the file verifies the income is [REDACTED] resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	Reviewer Comment (2023-05-17): Received the borrower's signed and dated [REDACTED] tax return including [REDACTED] which supports a [REDACTED]-year average for the qualifying income. DTI is now [REDACTED].

Reviewer Comment (2023-05-12): Received the income calculation which used a 2 year [REDACTED] average monthly income of [REDACTED] for qualification. However the file only contains the [REDACTED] tax return which verifies the [REDACTED] average monthly income is [REDACTED].

File contains the [REDACTED] tax transcript however, the [REDACTED]
net income reported to the IRS of [REDACTED] (net income + business use of home - meals) does not support the [REDACTED] amount noted on the income worksheet of [REDACTED]. Because the lower [REDACTED] income was reported to the IRS, the DTI exceptions will remain.

Buyer Comment (2023-05-11): please see attached
																		05/17/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103299	28416324	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower was qualified with monthly income of [REDACTED] and a DTI of [REDACTED]. Income documentation in the file verifies the income is [REDACTED] resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	Reviewer Comment (2023-05-17): Received the borrower's signed and dated [REDACTED] tax return including [REDACTED] which supports a [REDACTED]-year average for the qualifying income. DTI is now [REDACTED].

Buyer Comment (2023-05-17): Please see the [REDACTED] attached to aid in your analysis

Reviewer Comment (2023-05-12): Received the income calculation which used a [REDACTED] year [REDACTED] average monthly income of [REDACTED] for qualification. However the file only contains the [REDACTED] tax return which verifies the [REDACTED] average monthly income is [REDACTED].

File contains the [REDACTED] tax transcript however, the [REDACTED]
net income reported to the IRS of [REDACTED] (net income + business use of home - meals) does not support the [REDACTED] amount noted on the income worksheet of [REDACTED]. Because the lower [REDACTED] income was reported to the IRS, the DTI exceptions will remain.

Buyer Comment (2023-05-11): please see attached
																		05/17/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103433			28415934			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [REDACTED] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	Final Closing Disclosure is missing the Lender's Contact Name and NMLS ID number.				Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES103433			28415941			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [REDACTED]0 exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Mortgage Broker Fee was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of [REDACTED] was not provided.				Reviewer Comment (2023-05-18): [REDACTED] received Post CD,LOX, Copy of refund check and proof of mailing. Buyer Comment (2023-05-17): Please see attached proof of mailing. Reviewer Comment (2023-05-14): [REDACTED] received LOE, corrected PCCD, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure Buyer Comment (2023-05-12): Please see attached redisclosure package curing the issue.		05/18/2023		2	C	B	C	B	C	B	C	B	C	B		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES103461			28413975			Compliance	Compliance	State Compliance	State Defect	[REDACTED] Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	[REDACTED] Consumer Credit Code: Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.	File is missing the lender's clear and specific statement in writing to the consumer setting forth the cost of the insurance if obtained from the lender and stating that the consumer may choose the person through whom the insurance is to be obtained as required by [REDACTED]. Rev. Stat. § 5-2-202.				Reviewer Comment (2023-05-11): Per the lender's attestation provided, the lender does not offer insurance. Buyer Comment (2023-05-10): Please see attached document, [REDACTED] does not offer insurance. Please review to clear.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103461			28420366			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		Hazard Insurance Policy effective date of [REDACTED] is after the subject closing date of [REDACTED] and disbursement date of [REDACTED].				Reviewer Comment (2023-05-15): Received the prior insurance policy which verifies an effective date of [REDACTED] and continuous coverage through effective date of [REDACTED]. Buyer Comment (2023-05-15): Please see attached HOI policy in effect at the time of closing.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10049	28421172	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the real estate insurance policy for the [REDACTED] property. Upon receipt of the missing property expense verifications, additional conditions may apply.	Reviewer Comment (2023-05-19): Received the legible screen of the borrower's attestation that ther eis no insurance on this investment property owned free and clear.

Buyer Comment (2023-05-18): see attached screen shots from [REDACTED] LOS. When the borrower was asked via the online [REDACTED] portal to provide evidence of homeowners insurance, they responded via the portal stating the property does not have insurance as it is not required to because it is owned free and clear of any financing. These screen shots were evidenced in the original mortgage loan file provided to the TPR firm, but the copy of said screen shots were not legible.
Since no evidence of any mortgage lien exist in the loan file documents, credit report, or public records search the property was verified as free and clear and property taxes were accounted for in DTI.
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10078			28419035			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-10): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-10): Please see DI attached	05/10/2023			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10078	28419197	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel is on Form H-8 however, the Title Search verifies the first lien mortgage is in the name of the same lender as the subject cash-out second mortgage. Right to Cancel should be on Form H-9.	Buyer Comment (2023-05-17): .

Buyer Comment (2023-05-17): H8 was the correct form to be used as this is not a same lender transaction. REO and credit report confirms [REDACTED] as the previous lender. Had [REDACTED] been the previous lender a H9 would have been used. Please having this downgraded to a grade 1

Reviewer Comment (2023-05-10): As stated in the exception comment, Form H-8 was used however, the Title Search and the provided original mortgage verify the first lien mortgage is in the name of [REDACTED] which is the same lender as the subject cash-out second mortgage. Right to Cancel should be on Form H-9. Exception remains.

Buyer Comment (2023-05-09): please see Di confirming no damage attached

Buyer Comment (2023-05-09): Please see the previous recorded mortgage attached which confirms this is a same lender transaction. Please note the document shows [REDACTED], this is an aka for [REDACTED] and was our company name prior to rebranding. Use of the H9 is is acceptable as the verbiage is a more accurate depiction of this transaction
																				05/17/2023	2	B	B	B	B	B	B	B	B	B	B		IN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10107			28415174			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10107			28415175			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10107			28418785			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely)	[REDACTED] Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.	[REDACTED] Mortgage Lending Regulations Disclosure on responsibility was not provided within 10 days of application.				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10122			28418837			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-15): seller accepts with no change to grading			05/15/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10153			28419334			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10153			28419335			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10208			28432285			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		HOI effective at closing was not provided to confirm proof of coverage.				Reviewer Comment (2023-05-25): Received the prior insurance policy which verifies continuous coverage from [REDACTED] to [REDACTED]. Buyer Comment (2023-05-24): Please also see attached HOI summary for the prior term. Buyer Comment (2023-05-24): Please re-review the exception as guidelines allow for the policy effective date to match the disbursement date, the HOI policy is sufficient.	05/25/2023			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10227	28420591	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [REDACTED], prior to three (3) business days from transaction date of [REDACTED].	Right to Cancel was executed by the borrowers on [REDACTED] with a rescission expiration date of [REDACTED] however, the Deed of Trust was signed and dated by the borrowers on [REDACTED] notarized on [REDACTED]. Final Closing Disclosure disclosed a disbursement date of [REDACTED], which is prior to the expected expiration date of [REDACTED] and the eligible disbursement date of [REDACTED].	Reviewer Comment (2023-05-12): Original executed security instrument supports consummation on [REDACTED] which is the date used for rescission timing. Subsequent executed security instrument that was originally used in RTC testing was for correction..

Buyer Comment (2023-05-11): Please see the attached original deed of trust signed by the borrowers on [REDACTED]. [REDACTED] neglected to sign as the Trustor on page [REDACTED]
which necessitated a post close notary appointment to have page 6 corrected with the missing signature. The loan however, did close on [REDACTED], therefore the loan disbursed properly after the recission period closed.
																		05/12/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10227	28420592	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Right to Cancel was executed by the borrowers on [REDACTED] with a rescission expiration date of [REDACTED] however, the Deed of Trust was signed and dated by the borrowers on [REDACTED] notarized on [REDACTED]. Final Closing Disclosure disclosed a disbursement date of [REDACTED], which is prior to the expected expiration date of [REDACTED] and the eligible disbursement date of [REDACTED].	Reviewer Comment (2023-05-12): Original executed security instrument supports consummation on [REDACTED] which is the date used for rescission timing. Subsequent executed security instrument that was originally used in RTC testing was for correction..

Buyer Comment (2023-05-11): Please see the attached original deed of trust signed by the borrowers on [REDACTED]. [REDACTED] neglected to sign as the Trustor on page [REDACTED]
which necessitated a post close notary appointment to have page 6 corrected with the missing signature. The loan however, did close on [REDACTED], therefore the loan disbursed properly after the recission period closed.
																		05/12/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10227			28425494			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however, the Title Search does not verify the first lien mortgage lender and file is missing the original note, mortgage or settlement statement for the most recent mortgage.				Reviewer Comment (2023-05-12): Received the first lien Deed of Trust which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-11): Please see the attached deed confirming [REDACTED] was the previous lender.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10259			28420815			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	[REDACTED] Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.					Reviewer Comment (2023-05-09): CHD confirms 1003 can be used as application date or timing. Document was provided within 5 days of 1003 date. Exception erroneous	05/09/2023			1	B	A	B	A	B	A	B	A	B	A		OH	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10264			28422355			Compliance	Compliance	Federal Compliance	GSE	[REDACTED] 2014 – [REDACTED] Points and Fees	[REDACTED] 2014 [REDACTED] Points and Fees Test. Points and Fees on subject loan of [REDACTED] is in excess of the investor allowable maximum of [REDACTED] of the Federal Total Loan Amount. Points and Fees total $[REDACTED] on a Federal Total Loan Amount of $[REDACTED] vs. an investor allowable total of $[REDACTED] (an overage of $[REDACTED] or .[REDACTED]%).					Buyer Comment (2023-05-17): .			05/17/2023	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10299			28421968			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Subject unit is located on a [REDACTED] project. Based on file documentation, unable to determine if Master covers Walls In. File is missing the HO-6 Contents Policy to verify the annual premium. Upon receipt of the missing HO-6 Insurance Policy, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the master condo policy which verifies Walls In coverage for the subject condo unit. Buyer Comment (2023-05-11): Please see the attached master policy confirming the property is unit is covered. No HO-6 required.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10353			28456087			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.					Buyer Comment (2023-05-16): .			05/16/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10353			28456088			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-16): .			05/16/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10353			28456122			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely)	[REDACTED] Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.	Document dated [REDACTED] was not provided within ten days of [REDACTED] application.				Buyer Comment (2023-05-16): .			05/16/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10391			28433985			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required.	The borrower's [REDACTED] Documentation is illegible. Upon receipt of the legible [REDACTED], additional conditions may apply.				Reviewer Comment (2023-05-16): Received the co-borrower's legible [REDACTED]-[REDACTED]. Buyer Comment (2023-05-16): Please see attached [REDACTED]	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10391			28434007			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[REDACTED] is missing in the file.				Reviewer Comment (2023-05-16): Received the co-borrower's legible [REDACTED]-[REDACTED] and the borrower's legible [REDACTED] [REDACTED]. Buyer Comment (2023-05-16): Please see attached [REDACTED]	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10391			28434012			Credit	Income	Document Error	Income	The number of continuance years supported is unknown.	-	The borrower's [REDACTED] Documentation is illegible. Upon receipt of the legible [REDACTED], additional conditions may apply.				Reviewer Comment (2023-05-16): Received the co-borrower's legible [REDACTED]-[REDACTED]. Buyer Comment (2023-05-16): Please see attached [REDACTED]	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10391			28458895			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The borrower's W-2s for both [REDACTED] are illegible. Upon receipt of the legible W-2, additional conditions may apply.				Reviewer Comment (2023-05-16): Received the borrower's legible [REDACTED] [REDACTED]. Buyer Comment (2023-05-16): Please see attached [REDACTED]	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10391			28458946			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The borrower's [REDACTED] Documentation is illegible. Upon receipt of the legible [REDACTED], additional conditions may apply.				Reviewer Comment (2023-05-16): Received the co-borrower's legible [REDACTED]-[REDACTED]. Buyer Comment (2023-05-16): Please see attached [REDACTED]	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10421			28421631			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Most recent property inspection report dated [REDACTED] is after the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] but the disaster does not have a declared end date. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-09): The appraisal was performed after disaster start date. PDI not required per client guides.	05/09/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10422	28455494	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Auditor calculated retirement income at $[REDACTED] versus $[REDACTED] used for qualification. Per [REDACTED] [REDACTED], only $[REDACTED] of earnings was non-taxable and eligible for gross up.	Reviewer Comment (2023-05-18): Borrower receives [REDACTED] income and the [REDACTED] [REDACTED]-R gross [REDACTED] was $[REDACTED]. [REDACTED] tax return reflects total [REDACTED] income of $[REDACTED] of which $[REDACTED] was taxable.

Agree with lender's income calculation that was uploaded to the file after reporting. $[REDACTED] / $[REDACTED] = [REDACTED]% which verifies the non-taxable portion is [REDACTED] of the gross [REDACTED] income. [REDACTED] gross of $[REDACTED] x [REDACTED]% = $[REDACTED] is the amount eligible to be grossed up [REDACTED].

DTI is now [REDACTED].

Buyer Comment (2023-05-17): please see attached
																		05/18/2023			1	B	A	C	A	B	A	C	A	B	A		MI	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10422	28455567	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [REDACTED] moderately exceeds the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Auditor calculated retirement income at $[REDACTED] versus $[REDACTED] used for qualification. Per [REDACTED] [REDACTED], only $[REDACTED] of earnings was non-taxable and eligible for gross up.	Reviewer Comment (2023-05-18): Borrower receives [REDACTED] income and the [REDACTED] [REDACTED]-R gross [REDACTED] was $[REDACTED]. 2021 tax return reflects total [REDACTED] income of $[REDACTED] of which $[REDACTED] was taxable.

Agree with lender's income calculation that was uploaded to the file after reporting. $[REDACTED] / $[REDACTED] = [REDACTED]% which verifies the non-taxable portion is [REDACTED] of the gross [REDACTED] income. [REDACTED] gross of $[REDACTED] x [REDACTED]% = $[REDACTED] is the amount eligible to be grossed up [REDACTED].

DTI is now [REDACTED].

Buyer Comment (2023-05-17): please see attached
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10422	28455570	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Auditor calculated retirement income at $[REDACTED] versus $[REDACTED] used for qualification. Per [REDACTED] [REDACTED], only $[REDACTED] of earnings was non-taxable and eligible for gross up.	Reviewer Comment (2023-05-18): Borrower receives [REDACTED] income and the [REDACTED] [REDACTED]-R gross [REDACTED] was $[REDACTED]. 2021 tax return reflects total [REDACTED] income of $[REDACTED] of which $[REDACTED] was taxable.

Agree with lender's income calculation that was uploaded to the file after reporting. $[REDACTED] / $[REDACTED] = [REDACTED]% which verifies the non-taxable portion is [REDACTED] of the gross [REDACTED] income. [REDACTED] gross of $[REDACTED] x [REDACTED]% = $[REDACTED] is the amount eligible to be grossed up [REDACTED].

DTI is now [REDACTED].

Buyer Comment (2023-05-17): please see atatched
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10422	28456690	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Auditor calculated retirement income at $[REDACTED] versus $[REDACTED] used for qualification. Per [REDACTED] [REDACTED], only $[REDACTED] of earnings was non-taxable and eligible for gross up.	Reviewer Comment (2023-05-18): Borrower receives [REDACTED] income and the [REDACTED] [REDACTED]-R gross [REDACTED] was $[REDACTED]. 2021 tax return reflects total [REDACTED] income of $[REDACTED] of which $[REDACTED] was taxable.

Agree with lender's income calculation that was uploaded to the file after reporting. $[REDACTED] / $[REDACTED] = [REDACTED]% which verifies the non-taxable portion is [REDACTED] of the gross [REDACTED] income. [REDACTED] gross of $[REDACTED] x [REDACTED]% = $[REDACTED] is the amount eligible to be grossed up [REDACTED].

DTI is now [REDACTED].

Buyer Comment (2023-05-17): please see attached
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10424	28421605	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Subject second mortgage paid off an existing second mortgage. Right to Cancel is on Form H-9 however, the Title Search verifies the second lien mortgage was in the name of a different lender. Right to Cancel should be on Form H-8.	Reviewer Comment (2023-05-23): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-23): Please clear and approve as the RTC expiration date has now passed

Reviewer Comment (2023-05-17): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package is enroute to the borrowers. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-16): please see attached

Reviewer Comment (2023-05-11): Per the original exception comment, the subject loan paid off an existing equity loan in the name of a different lender [REDACTED]. Right to Cancel should be on Form H-8. Exception remains.

Reviewer Comment (2023-05-11): Revised. Documentation provided was for the first lien, not the exisiting second mortgage paid off at closing.

Reviewer Comment (2023-05-11): Received the first lien Deed of Trust which verifies the first lien lender is the same as the subject lender.

Buyer Comment (2023-05-10): Please see recorded mortgage attached for the first lien which confirms [REDACTED] was the prior lender. [REDACTED] is the same company as [REDACTED] prior to our rebranding. This should be sufficient to verify this is a same lender transaction and use of the H9 is acceptable. Please escalate this to be cleared
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		MT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10427			28421737			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED] and the file is missing evidence of actual receipt by the borrower at least 3 business days prior to the closing date of [REDACTED] as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-10): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10427			28421738			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-10): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10510			28454802			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation is required to support the revolving liability for [REDACTED] to verify the monthly payment of $[REDACTED] as used to qualify.				Reviewer Comment (2023-05-18): Received a screenshot of the new installment loan that was opened on [REDACTED]. Buyer Comment (2023-05-17): Please see attached, the debt including the balance and payment amount was uncovered by our credit monitoring service and added to liabilities.	05/18/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10511			28417985			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9; however, the Title Search does not verify the first lien mortgage lender. Unable to verify if the Right to Cancel is on the correct form.				Reviewer Comment (2023-05-11): Received the first lien Deed of Trust which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-10): Please see attached recorded mortgage from the first lien confirming [REDACTED] as lender.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10544			28418755			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	[REDACTED] Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.					Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10545			28421062			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] CMPA Home Loan Toolkit Timing	[REDACTED] Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower within three (3) business days of application.	Home Loan Toolkit in the file was provided to the borrower on [REDACTED], which was not within 3 business days within the application of [REDACTED].				Buyer Comment (2023-05-17): .			05/17/2023	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10545			28421135			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing Mortgage Statement for the [REDACTED] property. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2023-05-17): Received the mortgage statement for this property which includes escrows for insurance only. Tax cert was provided in the file. Buyer Comment (2023-05-17): Please see mortgage statement attached for [REDACTED] [REDACTED]. It confirms escrow disbursements for [REDACTED] for HOI. Property taxes for this property were broken out separately under liabilities and the monthly amount of [REDACTED] matches the annual amount on the tax bill of [REDACTED]	05/17/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10550	28419992	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM (APOR) Threshold Fail	Qualified Mortgage: QM APR on subject loan of [REDACTED] is equal to or greater than the threshold of [REDACTED].	Due to QM APR on subject loan of [REDACTED] is equal to or greater than the threshold of [REDACTED], the subject loan designation is [REDACTED].	Reviewer Comment (2023-05-25): Received the revised QM Findings dated [REDACTED] with the loan designation restated to [REDACTED].

Buyer Comment (2023-05-25): Attached is the corrected QM findings which now reflects this loan is [REDACTED] matching [REDACTED] designation. Outisde of this, the only fee variance in the $[REDACTED] credit monitoring fee which [REDACTED] feels should NOT be included as a prepaid finance charge per Reg Z 1026.4(c)(7) stating "In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report"

Reviewer Comment (2023-05-19): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: [REDACTED] on subject loan of [REDACTED] is equal to or greater than the threshold of  [REDACTED].

Reviewer Comment (2023-05-19): This exception has been reviewed by [REDACTED] compliance department with this response:

Only a Title-Notary fee was able to be offset for $[REDACTED].  There was no AMC fee and invoice did not breakdown a AMC from appraisal. This file also did not have a TRID Finance Charge violation or any type of APR inaccurate exceptions that would need addressed.  Even after the offset and including the Title-Notary fee in finance charges, no exceptions reflect able to clear.

Buyer Comment (2023-05-18): [REDACTED] designation is correct as well as the APR on our disclosures. [REDACTED] is not including the $[REDACTED] Title-Notary fee as a prepaid finance charge finance charge to be included in the APR calculation.  [REDACTED] is also including the $[REDACTED] Credit Monitoring fee in testing although its not required. Attached is a attestation letter supporting the inclusion Title Notary Fee

Reviewer Comment (2023-05-11): This exception was not caused by the appraisal received date,. This exception is caused by the calculated QM APR of [REDACTED] exceeds the QM APR threshold of threshold of [REDACTED]. Exception remains.

Buyer Comment (2023-05-10): please see attached which confirms the client viewed the appraisal on [REDACTED] which was several weeks prior to closing on [REDACTED]
																		05/25/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10550	28419999	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of [REDACTED].	Due to QM APR on subject loan of [REDACTED] is equal to or greater than the threshold of [REDACTED], the subject loan designation is [REDACTED].	Reviewer Comment (2023-05-25): Received the revised QM Findings dated [REDACTED] with the loan designation restated to [REDACTED].

Buyer Comment (2023-05-25): Attached is the corrected QM findings which now reflects this loan is ATR-Non QM matching [REDACTED] designation. Outisde of this, the only fee variance in the $[REDACTED] credit monitoring fee which [REDACTED] feels should NOT be included as a prepaid finance charge per Reg Z 1026.4(c)(7) stating "In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report"

Reviewer Comment (2023-05-19): This exception has been reviewed by [REDACTED] compliance department with this response:

Only a Title-Notary fee was able to be offset for $[REDACTED].  There was no AMC fee and invoice did not breakdown a AMC from appraisal. This file also did not have a TRID Finance Charge violation or any type of APR inaccurate exceptions that would need addressed.  Even after the offset and including the Title-Notary fee in finance charges, no exceptions reflect able to clear.

Buyer Comment (2023-05-18): [REDACTED] designation is correct as well as the APR on our disclosures. [REDACTED] is not including the $[REDACTED] Title-Notary fee as a prepaid finance charge finance charge to be included in the APR calculation.  [REDACTED] is also including the $[REDACTED] Credit Monitoring fee in testing although its not required. Attached is a attestation letter supporting the inclusion Title Notary Fee

Reviewer Comment (2023-05-11): This exception was not caused by the appraisal received date,. This exception is caused by the calculated QM APR of [REDACTED] exceeds the QM APR threshold of threshold of [REDACTED]. Exception remains.

Buyer Comment (2023-05-10): please see attached which confirms the client viewed the appraisal on [REDACTED] which was several weeks prior to closing on [REDACTED]
																		05/25/2023			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10556			28421764			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-15): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-15): Please see attached evidence that co-borrower viewed the appraisal within the required time prior to closing.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10556			28421765			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-15): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-15): Please see attached evidence that co-borrower viewed the appraisal within the required time prior to closing.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10556			28429258			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing.				Reviewer Comment (2023-05-11): Received income documentation and clarification for the co-borrower's [REDACTED] income. Buyer Comment (2023-05-11): Please see attached income documents.	05/11/2023			1	B	A	C	A	B	A	C	A	B	A		SC	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10556			28429259			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy..				Reviewer Comment (2023-05-11): Received income documentation and clarification for the co-borrower's IRA distribution income. Buyer Comment (2023-05-11): Please see attached income documents.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10556			28429282			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		A letter of explanation from the borrower indicated an updated IRA distribution statement was provided to verify the balance and the amount of the updated monthly distribution amount from [REDACTED] to [REDACTED] in order to meet the 36 month remaining b alance requirement. The updated documents are missing from the loan file. Based on the [REDACTED] statement the borrower is still taking the [REDACTED] withdrawal and only has 32 months of continuance from this source of income.				Reviewer Comment (2023-05-11): Received income documentation and clarification for the co-borrower's [REDACTED] income. Buyer Comment (2023-05-11): Please see attached income documents.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10556			28429317			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing.				Reviewer Comment (2023-05-11): Received income documentation and clarification for the co-borrower's [REDACTED] income. Buyer Comment (2023-05-11): Please see attached income documents.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10565			28419195			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES10585	28419916	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their [REDACTED]. (Compliance testing performed based on the Occupancy Type of [REDACTED]). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a [REDACTED].	Occupancy Type is [REDACTED] per the declaration page on section 5 of the 1003. Loan file missing PITIA documentation for the borrower's [REDACTED]. [REDACTED] information also missing from the 1003 Section 3a.	Reviewer Comment (2023-05-19): Received lender's attestation that the incomplete data trace history provided to verify the borrowers do not own the current residence is not needed and attestation that the Final 1003 (which only disclosed the borrowers have no primary housing expense) is sufficient to verify the borrowers are living rent free.

Buyer Comment (2023-05-18): Data trace was only provided for reference. Is not needed. 1003 has sufficient info per guidelines and nothing further is needed. Borrower's are rent free in their home as stated on the 1003. Subject is second home.

Reviewer Comment (2023-05-17): Received attestation of rent free however, the Data Trace document only reflects a first name and an incomplete property address. The complete Data Trace document is required.

Buyer Comment (2023-05-16): The 1003 states there are no primary housing expenses for both borrowers meaning rent free. A letter from the client is not required per guidelines. Also attached is a DataTree confirming the borrower's do not own this home.

Reviewer Comment (2023-05-12): This is a 2nd home cash out refinance. The 1003 does not verify whether the borrowers own the primary residence, rent the primary residence or live rent free with parents, etc. File is missing a rent/payment free letter to verify how the borrowers are living rent/payment free at their primary residence. Upon receipt of the borrowers LOE, additional conditions may apply.

Buyer Comment (2023-05-12): This is a second home. The borrower lives rent free at their primary so there isn't info to provide for section 3a. This meets guidelines. Please review.
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10585	28419917	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Revised Closing Disclosure dated [REDACTED] disclosed an APR of [REDACTED] which decreased to [REDACTED] on the Final Closing Disclosure . File is missing evidence to verify the borrower received the Final Closing Disclosure at least 3 business days prior to closing on [REDACTED] due to the change in APR.	Reviewer Comment (2023-05-26): [REDACTED] received confirmation Tax Cert is LOL fee.

Buyer Comment (2023-05-25): This is not accurate. The Tax Cert Fee is for the life of the loan. It is to determine the taxes as well as monitor them throughout the servicing of the loan. Its a requirement for the extension of credit and absent on a cash transaction. Please review to clear this condition or escalate to [REDACTED].

Reviewer Comment (2023-05-24): The Tax Certificate fee is not tested as a finance charge as there is no indication the fee is a "Life of Loan," charge rather than a one time tax determination.  Please provide documentation that fee is life of loan fee to be included and tested as an APR fee, or provide cure.

Buyer Comment (2023-05-23): Please include the $[REDACTED] tax cert fee in the APR calculation as well as it is a finance charge. This fee for us to certify the taxes is required for the loan and thus included as a finance charge. With it included, the APR is within tolerance.

Reviewer Comment (2023-05-17): [REDACTED] received rebuttal that timing met on [REDACTED] CD.  However, the issue on this relates to the calculated APR which is calculated at [REDACTED] based on the Final CD figures, but was disclosed as [REDACTED] which was off by more than .[REDACTED] for which borrower was not allowed the proper 3 business day waiting period.  The AMC was included in finance charge calculations as per lender attestation.  There is no notary fee charged at closing and was not added in finance charges.  The fees included in finance charge: AMC $[REDACTED], Credit monitoring $[REDACTED], condo questionnaire $[REDACTED], Discount $[REDACTED], Origination fee $[REDACTED], MERS $[REDACTED], Prepaid Int $[REDACTED] and Title-Settlement $[REDACTED]

Buyer Comment (2023-05-16): The CD which was acknowledged on [REDACTED] had an APR of [REDACTED] and was the final CD issued. The CD with the higher APR was from earlier. Please see attached confirming when the CD was disclosed and that it was acknowleged by the borrower. The CD timing was met.

Reviewer Comment (2023-05-12): The addition of the Appraisal management fee to the finance charge calculation failed to mitigate the exception.  No Notary fee is noted on the final CD.

Buyer Comment (2023-05-12): Please see attached attestation letters to include the notary fee and appraisal management fee in the APR calculation.
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10597	28418415	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final CD disclosed APR of [REDACTED] however, based on fees charged, final APR was calculated at [REDACTED] off by more than [REDACTED]	Reviewer Comment (2023-05-18): [REDACTED] included AMC and Title - Notary Fee in calculation.

Buyer Comment (2023-05-17): Please see the attached Attestation for the Appraisal management fee and Notary fee

Reviewer Comment (2023-05-16): [REDACTED] received rebuttal on the inclusion of fees as finance charges.  However, the AMC and Notary fee typically are not included in a finance charge as an industry standard and the purpose of the fee actually determines if the fee is considered a finance charge or not, not necessarily who paid to. In order for [REDACTED] to be comfortable with including these fees, which as noted is not typically a finance charge and to understand the purposse, the lender should provide an attestation on why the fee is considered a finance charge and why it does not meet the definition of a 1026.4 (c)(7) and 1026.4(e)fee, we can accept. The Attestation should specify the type of service performed by the AMC to support that it's a finance charge and that this service would be the same for all [REDACTED] we see, thereby allowing for the inclusion of the AMC Fee as a finance charge. As it pertains to the Title-Notary Fee, 1026.4(c)(7) allows for the exclusion of Notary Fees from finance charge. I assume [REDACTED] request to have included is a result of a portion of the fee being used for services such as signing/mobile fee (which would be a finance charge) vs. the actual notarization service itself (an excludable 4c7 fee). If [REDACTED] can provide a breakdown of the fee for the portion that is for signing/mobile service vs that which is for notarial services, we can include the former portion as a finance charge while excluding the notary portion as a 4c7 fee.

Buyer Comment (2023-05-15): Why would [REDACTED] mortgage need to provide an attestation for an appraisal management fee being included as a finance charge? Per TRID [REDACTED] The finance charge includes fees and amounts charged by someone other than the creditor,, in the case of the Appraisal management company we require an appraisal of the home and partner with AMC's/vendors to locate and assign and appraiser to complete the inspection, this process is not something required in comparable sales transaction. With Respect to the notary fee, the mortgage industry standard is to using "Notary Signing Agents" To conduct the closing and Notarize the Documents, this includes but is not limited to traveling to the closing location, Answering common borrower questions with the help of the lender during the signing, printing documents, mailing, returning documents and of course the notarization. TRID guidelines do not require this fee be parsed, as it is directly related to closing agent charges and required by [REDACTED] as the creditor

Reviewer Comment (2023-05-12): [REDACTED] received rebuttal of appraisal management and notary fee were included in lender's finance charge calculation, but no Attestations.  Typically these fees are excluded from finance charge calculation, but can accept specific attestation from lender stating purpose of fees and why excluded.  The Attestation should specify the type of service performed by the AMC to support that it's a finance charge and that this service would be the same for all [REDACTED] loans we see, thereby allowing for the inclusion of the AMC Fee as a finance charge on all of their loans.  As it pertains to the Title-Notary Fee, 1026.4(c)(7) allows for the exclusion of Notary Fees from finance charge. We assume [REDACTED] request to have included is a result of a portion of the fee being used for services such as signing/mobile fee (which would be a finance charge) vs. the actual notarization service itself (an excludable 4c7 fee). If [REDACTED] can provide a breakdown of the fee for the portion that is for signing/mobile service vs that which is for notarial services, we can include the former portion as a finance charge while excluding the notary portion as a 4c7 fee.  If there is additional purpose or information that can further specify why the Notary fee would not be charged in a like cash transaction, lender should attest to the purpose in order to determine if should be included in calculation.

Buyer Comment (2023-05-11): Please review page 391 of your loan file for the Appraisal invoice, the appraisal management fee of $[REDACTED] should be included in the Prepaid finance charge calculation. Moreover, the Notary fee of $[REDACTED] should be included in the PPFC as well, It's a third-party fee that is not typically charged in all cash transactions and we as the creditor require the fee to be charged. The notary fee in the context of this mortgage closing is a Real Estate Related Fee, please review to clear.
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10597	28426039	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)	Title did not confirm original lender. Cannot confirm is correct RTC form was used for transaction.	Reviewer Comment (2023-05-15): Received the first lien Deed of Trust which verifies the first lien lender is not the same as the subject lender.

Buyer Comment (2023-05-15): Please see the attached for a copy of the 1st lien mortgage.

Reviewer Comment (2023-05-12): Received the reopened Right to Cancel on Form H-9 however, the Title Search in the file does not verify the first lien mortgage lender and file is missing the original note, mortgage or settlement statement for the most recent mortgage.

Documentation to verify the first lien lender is required to determine if the Right to Cancel should be on Form H-8 or H-9. Exception remains.

Buyer Comment (2023-05-11): Please see the attached ROR package being sent to the client.
																		05/15/2023			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10634	28420282	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however, the Title Search did not confirm original lender. It cannot be determined if correct RTC form was used.	Reviewer Comment (2023-05-25): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-24): Please clear as rescission period has ended.

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the mailing label was only created. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed and the package has been received by the borrower.

Buyer Comment (2023-05-17): Please see attached package mailed to client.
																			05/25/2023		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10692			28418660			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-10): seller accepts with no change in grading			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10692			28418686			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-10): seller accepts with no change in grading			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10696			28418819			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster (Severe Winter Storms, Straight line-Winds,Flooding,Landslides and Mudslides) dated [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspection report in the file dated [REDACTED] which verifies no damage to the subject property, is dated after the FEMA disaster date of [REDACTED] with no declared end date. Additional PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-12): Property inspection report in the file dated [REDACTED] which verifies no damage to the subject property, is dated after the FEMA disaster date of [REDACTED] with no declared end date. Additional PDI is not required per client guides. Buyer Comment (2023-05-12): Please see disaster inspection attached confirming no damage			05/12/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10696			28432800			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Title does not confirm lender that originated current lien. It is unknown if correct RTC form was used.				Reviewer Comment (2023-05-12): Received the first lien Deed of Trust which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-12): Please see recorded mortgage attached for the first lien which confirms [REDACTED] Loans was the prior lender. [REDACTED] is the same company as [REDACTED], it was our name prior to our rebranding on [REDACTED]. This should be sufficient to verify this is a same lender transaction and use of the H9 is acceptable. Please escalate this to be cleared	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10698			28420575			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however, the Title Search does not verifies the first lien mortgage is in the name of the same lender as the subject cash-out second mortgage. Right to Cancel should be on Form H-8.				Reviewer Comment (2023-05-12): Received the first lien Deed of Trust which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-11): Please see recorded mortgage attached for the first lien which confirms [REDACTED] was the prior lender. [REDACTED] is the same company as [REDACTED] prior to our rebranding. This should be sufficient to verify this is a same lender transaction and use of the H9 is acceptable. Please escalate this to be cleared	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10712			28417946			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-10): seller accepts with no change in grading			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10749			28420467			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10749			28420468			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10759			28420210			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final CD disclosed APR of [REDACTED]; however, based on fees charged on final CD, actual APR was calculated at [REDACTED] off by more than [REDACTED].				Reviewer Comment (2023-05-12): AMC fee applied as finance charge. Buyer Comment (2023-05-11): The appraisal management fee and notary fee's are not included in the APR calculation and should be. Please see attached attestation letters as well as what fees [REDACTED] is currently including. Buyer Comment (2023-05-11): The appraisal management fee and notary fee's are not included in the APR calculation and should be. Please see attached attestation letters as well as what fees [REDACTED]is currently including.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10767			28421994			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous: Client will not provide the senior lien note.				Reviewer Comment (2023-05-12): Received the first lien note. Reviewer Comment (2023-05-09): ERRONEOUS EXCEPTION: Client informed [REDACTED] that the First Note on CES files will not be provided in [REDACTED] meeting.	05/12/2023			1	D	A	D	A	D	A	D	A	D	A		WI	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10767			28422283			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Unable to determine correct form as the Prior Lender is not provided on the Title Search dated [REDACTED].				Reviewer Comment (2023-05-12): Received the first lien Note which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-11): Please see the attached first lien note confirming [REDACTED] as lender.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10785			28422348			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	We are unable to determine the Lender at the time of Origination of prior loan to confirm if correct form was used.				Reviewer Comment (2023-05-12): Received the first lien Deed of Trust which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-11): Please see attached recorded mortgage for first lien confirming [REDACTED] as lender.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10804			28421289			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-10): Seller accepts. No change to grading.			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10820			28420526			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however, the Title Search does not verify the Prior Lender name.				Reviewer Comment (2023-05-11): Received the first lien Deed of Trust which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-10): Please see attached recorded mortgage from first lien confirming [REDACTED] is lender.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10852	28421028	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Valid COC for increased fee was not provided. Cure was not found on final CD.	Reviewer Comment (2023-05-18): [REDACTED] received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2023-05-17): Please see the attached for the LOE to client, check copy, UPS label and corrected CD.

Reviewer Comment (2023-05-12): [REDACTED] Received clarification in comment and valid COC dated [REDACTED] available in the file. However we require additional cure of [REDACTED] along with Post close CD, LOE and Copy of check.

Buyer Comment (2023-05-11): Please see the attached screen shot of notes from our internal system. On [REDACTED] the loan amount was increased from [REDACTED] to [REDACTED] so the client could payoff additional debts and bring their DTI within guidelines. Once the loan amount is increased the transfer taxes increased as listed on the loan estimate from [REDACTED].
																			05/18/2023		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10880			28419573			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous: Client will not provide the senior lien note.				Reviewer Comment (2023-05-11): Received the first lien note. Reviewer Comment (2023-05-09): ERRONEOUS EXCEPTION: Client informed [REDACTED] that the First Note on CES files will not be provided in [REDACTED] meeting.	05/11/2023			1	D	A	D	A	D	A	D	A	D	A		TN	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10880			28422564			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however the Title Search did not indicate the first lien mortgage lender. Upon receipt of the first lien mortgage lender verification, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the first lien note which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-10): Please see the attached Note confirming [REDACTED] was the previous lender.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES10887			28420629			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-10): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		AK	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10887			28420630			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-10): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		AK	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10926			28420192			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10926			28420193			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10940	28422749	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search verifies the first lien mortgage is in the name of a different lender. Right to Cancel should be on Form H-8.	Reviewer Comment (2023-05-23): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-23): Please clear and approve as the RTC expiration date has now passed

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package is enroute to the borrowers. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-16): please see attached

Reviewer Comment (2023-05-12): Received the Mortgage which verifies [REDACTED] is the firs tlien lender however, the subject loan paid off an existing 2nd lien on title and the lender is not the same as the first lien lender ([REDACTED]). Right to Cancel should be on Form H-8. Exception remains.

Buyer Comment (2023-05-11): Please see recorded mortgage attached for the first lien which confirms[REDACTED] was the prior lender. [REDACTED] is the same company as [REDACTED] prior to our rebranding. This should be sufficient to verify this is a same lender transaction and use of the H9 is acceptable. Please escalate this to be cleared
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES10940	28456585	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided	Title Search reported a second lien that was filed on [REDACTED] by [REDACTED] for $[REDACTED] which was paid off at closing. File is missing the mortgage payoff statement to verify the loan was paid in full.	Reviewer Comment (2023-05-17): Received the lender's written attestation that the statement dated [REDACTED] for the existing 2nd mortgage and the balance on the credit report were used to determine the loan payoff in lieu of the mortgage payoff statement.

Buyer Comment (2023-05-16): Please see statement attached from [REDACTED] confirming balance of $[REDACTED] , disbursement check was for $[REDACTED] which is a match to the credit report. This should be sufficient to verify payment in full

Buyer Comment (2023-05-16): Please see statement attached from [REDACTED] confirming balance of $[REDACTED], disbursement check was for $[REDACTED] which is a match to the credit report. This should be sufficient to verify payment in full
																		05/17/2023			1		A		A		A		A		A		FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES10945			28422635			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or [REDACTED]	Right to Cancel is on Form H-8 however the Title Search did not indicate the first lien mortgage lender. Upon receipt of the first lien mortgage lender verification, additional conditions may apply.				Buyer Comment (2023-05-10): .			05/10/2023	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES10973			28422794			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9 however, the Title Search verifies the first lien mortgage is in the name of a different lender. Right to Cancel should be on Form H-8.				Reviewer Comment (2023-05-11): Received the first lien Deed of Trust which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-10): Please see recorded mortgage attached for the first lien which confirms [REDACTED] Loans was the prior lender. [REDACTED] Loans is the same company as [REDACTED] prior to our rebranding. This should be sufficient to verify this is a same lender transaction and use of the H9 is acceptable. Please escalate this to be cleared	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101053			28422689			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required.	File is missing borrower's [REDACTED] income. Upon receipt of the missing [REDACTED] income for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-15): Received the borrower's [REDACTED]YTD [REDACTED] along with year-end paystubs for [REDACTED] and [REDACTED]. Borrower's [REDACTED] and [REDACTED] have been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-15): Please see the attached ytd [REDACTED], yr end [REDACTED]and yr end [REDACTED] [REDACTED] for [REDACTED].	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101053			28422702			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Fail.	Due to missing borrower [REDACTED] income documentation, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-15): Received the borrower's [REDACTED]YTD [REDACTED] along with year-end paystubs for [REDACTED] and [REDACTED]. Borrower's [REDACTED] and [REDACTED] have been verified and the DTI is now [REDACTED].	05/15/2023			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101053			28422736			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File is missing borrower's [REDACTED] income Upon receipt of the missing [REDACTED] income for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-15): Received the borrower's [REDACTED]YTD [REDACTED] along with year-end paystubs for [REDACTED] and [REDACTED]. Borrower's [REDACTED] and [REDACTED] have been verified and the DTI is now [REDACTED].	05/15/2023			1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101053			28422759			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	File is missing borrower's [REDACTED] income. Upon receipt of the missing [REDACTED] income for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-15): Received the borrower's [REDACTED]YTD [REDACTED] along with year-end paystubs for [REDACTED] and [REDACTED]. Borrower's [REDACTED] and [REDACTED] have been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-15): Please see the attached ytd [REDACTED], yr end [REDACTED]and yr end [REDACTED] [REDACTED] for [REDACTED].	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101053			28422760			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing [REDACTED], [REDACTED], [REDACTED], [REDACTED] or [REDACTED].	File is missing borrower's [REDACTED] for [REDACTED] income. Upon receipt of the missing [REDACTED] income for the borrower, additional conditions may apply.				Reviewer Comment (2023-05-15): Received the borrower's [REDACTED]YTD [REDACTED] along with year-end paystubs for [REDACTED] and [REDACTED]. Borrower's [REDACTED] and [REDACTED] have been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-15): Please see the attached ytd [REDACTED], yr end [REDACTED]and yr end [REDACTED] [REDACTED] for [REDACTED].	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101053			28422832			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Due to missing borrower [REDACTED] income documentation, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-15): Received the borrower's [REDACTED]YTD [REDACTED] along with year-end paystubs for [REDACTED] and [REDACTED]. Borrower's [REDACTED] and [REDACTED] have been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-15): Please see the attached ytd [REDACTED], yr end [REDACTED]and yr end [REDACTED] [REDACTED] for [REDACTED].	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101053			28422847			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing [REDACTED] income documentation, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023-05-15): Received the borrower's [REDACTED]YTD [REDACTED] along with year-end paystubs for [REDACTED] and [REDACTED]. Borrower's [REDACTED] and [REDACTED] have been verified and the DTI is now [REDACTED]. Buyer Comment (2023-05-15): Please see the attached ytd [REDACTED], yr end [REDACTED]and yr end [REDACTED] [REDACTED] for [REDACTED].	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101107	28419056	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final CD disclosed APR of [REDACTED]; however, based on fees charged on final CD, actual APR was calculated at [REDACTED] which is off by more than [REDACTED]	Reviewer Comment (2023-05-26): Lender used the optional method of ignoring the odd period in the APR calculation per 1026.17(c)(4).

Buyer Comment (2023-05-26): We noticed that [REDACTED] is including odd days when calculating the APR. We have already factored in odd days with the [REDACTED] days of pre-paid interest and there are no odd days between the payment streams. When removing odd days from the calculation it results in [REDACTED] APR which is less than [REDACTED] from what we disclosed.

Reviewer Comment (2023-05-25): Accepting Tax cert as finance charge does not offset the exception.  This is a timing exception.

Buyer Comment (2023-05-24): Tax cert fee can be included as a finance charge as this service is used throughout the life of the loan to monitor taxes and ensure there are no delinquencies. This would not exist on a cash transaction. Please refer to [REDACTED] where the compliance tab shows the tax cert fee included in finance charge testing. Once included this should clear the exception.

Reviewer Comment (2023-05-17): Credit monitoring is not specifically excluded by 1026.4(c)(7) and is tested as a finance charge.  Tax certificate is tested as a non-finance charge.

Buyer Comment (2023-05-16): Please see the attached itemization of amount financed to properly calculate the finance charge. The credit monitoring service fee can be excluded under 1026.4(c)(7), see attached, as the sole purpose of the fee is to ensure client is not opening new debts. Additionally, the tax cert fee is considered a finance charge as it is a service that is required in order for client to obtain financing.

Reviewer Comment (2023-05-12): [REDACTED] received attestation that appraisal management fee was considered a finance charge in lender calculation due to purpose of the fee.  However, there is no noted appraisal management fee noted and appraisal invoice ([REDACTED]) only reflects an appraisal fee of $[REDACTED].  If there was an appraisal management fee broken out, must be provided with the invoice confirming amounts

Buyer Comment (2023-05-11): Please see attached attestation to calculate APR/Finance charge.
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101112			28456235			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-15): .			05/15/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101112			28456236			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-15): .			05/15/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101135			28420071			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:[REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $[REDACTED] on the Initial Loan Estimate, but disclosed as $[REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $[REDACTED] was not provided.				Reviewer Comment (2023-05-17): [REDACTED] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. Buyer Comment (2023-05-16): Please see attached redisclosure package curing the issue.		05/17/2023		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101180	28421708	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of Safe Harbor QM (APOR).	Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of Safe Harbor QM (APOR).	Reviewer Comment (2023-05-19): This exception has been reviewed by [REDACTED] compliance department with this response:

Only the AMC attestation in file and there was only the AMC fee on this file, no Notary fee.  I was able to offset the [REDACTED] AMC fee.  However, there was no Finance Charge exception, but a [REDACTED] - Check Loan Designation Match - [REDACTED] is ready to Clear.  I will have you review that item to clear.

Loan designation is now Higher Priced QM (APOR).

Buyer Comment (2023-05-18): [REDACTED] designation is correct as well as the APR on our disclosures. [REDACTED] is not including the [REDACTED] Tax Cert fee and [REDACTED] Appraisal Management as a prepaid finance charge finance charge to be included in the APR calculation.  [REDACTED] is also including the [REDACTED] Credit Monitoring fee in testing although its not required. Also included is the the attestation letter supporting the inclusion Appraisal Management Services fee
																		05/19/2023			1	B	A	C	A	B	A	C	A	B	A		GA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101192			28420426			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely)	[REDACTED] Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.	Escrow Waiver Disclosure provided [REDACTED] was not provided within 10 business days of application.				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES101224			28420514			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101224			28420515			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101262			28420530			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was inspected on [REDACTED] with no evident damage but Disaster End Date has not been established.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspection report dated [REDACTED] verifies no damage to the subject property, which is after the FEMA disaster dated [REDACTED] with no declared end date. Additional PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-11): Property inspection report dated [REDACTED] verifies no damage to the subject property, which is after the FEMA disaster dated [REDACTED] with no declared end date. Additional PDI is not required per client guides. Buyer Comment (2023-05-11): Please see attached confirming no damage			05/11/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101262			28424935			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The borrower's most recent paystub is illegible. Upon receipt of the legible paystub, additional conditions may apply.				Reviewer Comment (2023-05-11): Received the borrower's legible paystub. Buyer Comment (2023-05-11): please see legible stub attached	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101373			28421544			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final CD disclosed an APR of [REDACTED] however based on fees charged on final CD, the actual calculated APR is [REDACTED] which is off by more than [REDACTED].				Reviewer Comment (2023-05-12): [REDACTED] received lender attestation of appraisal management fee was included in finance charge and purpose of fee that would have it included in finance charge and APR calculation Buyer Comment (2023-05-11): Please see attached to properly calculate finance charge and therefore APR.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101499			28424740			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The initial Notice of Special Flood Hazards dated [REDACTED] was not provided within a reasonable time prior to closing on [REDACTED].				Buyer Comment (2023-05-11): .			05/11/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101524	28422439	Compliance	Compliance	State Compliance	State Defect	[REDACTED] CHL Complaint Agency Disclosure Timing Test	[REDACTED] Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	[REDACTED] Complaint Agency Disclosures in the file were provided to the borrower on [REDACTED], which was not at the time of application on [REDACTED].	Reviewer Comment (2023-05-11): Section [REDACTED] states that "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

[REDACTED] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition. If the [REDACTED] Compliant Agency Disclosure was provided and signed by borrower within 3 days of the initial 1003 exception can be cleared.

Initial 1003 was signed and dated by the borrower on [REDACTED].

Buyer Comment (2023-05-11): The [REDACTED] data points were received, the clients hadn't agreed to do business with us. The intent to proceed was not provided until [REDACTED], at which point the [REDACTED] and all other disclosures were provided. What's most pertinent is that [REDACTED]is defining the application date as the day the [REDACTED] data points were received, per TRID. The law requiring the SC CHL Complaint Agency Disclosure went into effect [REDACTED] before the existence of TRID. Therefore, when citing the absence of the disclosure "at application" we should be referencing the date the [REDACTED]was signed, not the [REDACTED] data point collection date.
																		05/11/2023			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101690			28421819			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-11): please see attached which confirms the client viewed the appraisal on [REDACTED] which was 4 days prior to close	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101690			28421828			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-11): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-11): please see attached which confirms the client viewed the appraisal on [REDACTED] which was [REDACTED] days prior to closing	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101710	28431402	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Updated final 1003 is required to reflect the [REDACTED] property since the borrower/co-borrower have ownership in this property.	Reviewer Comment (2023-05-18): Original file did not contain documentation to explain why the [REDACTED] property expenses were excluded from the DTI calculation. Received the lender's attestation that the borrowers were qualified with the full HELOC payment of $[REDACTED]. Real estate taxes and insurance were not included as the property history report and tax cert verify taxes were in the name of the other owners.

Upon further review of all the property documentation, agree with the lender that the real estate taxes for this property can be excluded and the insurance policy is also not required. DTI is now [REDACTED].

Buyer Comment (2023-05-18): The full payment for the HELOC was included in ratios, however, sufficient evidence has been provided that client is not responsible for taxes or insurance. The property does not need to be included in their REO as they have no ownership and no additional liabilities as shown on the previously provided documents.

Reviewer Comment (2023-05-16): The home equity loan payment reported on the credit report under the borrowers social security numbers must be included in the DTI calculation.

Per [REDACTED] Guidelines B3-6-05, Monthly Debt Obligations ([REDACTED]): In order to exclude mortgage debts from the borrowers DTI ratio, the lender must obtain the most recent [REDACTED]' canceled checks (or bank statements) from the other party making the payments that document a [REDACTED] payment history with no delinquent payments. Exception remains.

Buyer Comment (2023-05-16): Clients do not, and have not ever owned the property at [REDACTED]. We are unable to remove an account from a client's credit report as requested. Sufficient documentation has been provided to show that the borrowers are not responsible for this property in any way. Please review to clear.

Reviewer Comment (2023-05-15): The [REDACTED] account with a balance of $[REDACTED] and a payment of $[REDACTED] was reported on the credit report as a [REDACTED] account under the borrowers social security numbers and therefore, the payment must be included in the monthly debts.

[REDACTED] of duplicate mortgage statements were uploaded that reflect 2 different parties for the equity loan however, the [REDACTED] statement matches the loan number, balance and payment reported on the borrowers credit report.

If the borrowers do not own this property and are not responsible for the mortgage payment (should the other parties default), a credit supplement removing the mortgage from the credit report is required. To exclude the payment, 12 months of cancelled checks or bank statements showing the payments have been made by the other parties listed on the mortgage statement is required by [REDACTED] guidelines. All DTI exceptions remain.

Buyer Comment (2023-05-15): Please see attached evidence that the [REDACTED] account is not the borrowers and they do not own the property at [REDACTED].
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101710	28431536	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to a DTI of [REDACTED], the subject loan designation is ATR Risk.	Reviewer Comment (2023-05-18): Original file did not contain documentation to explain why the [REDACTED] property expenses were excluded from the DTI calculation. Received the lender's attestation that the borrowers were qualified with the full HELOC payment of $[REDACTED]. Real estate taxes and insurance were not included as the property history report and tax cert verify taxes were in the name of the other owners.

Upon further review of all the property documentation, agree with the lender that the real estate taxes for this property can be excluded and the insurance policy is also not required. DTI is now [REDACTED].

Buyer Comment (2023-05-18): The full payment for the HELOC was included in ratios, however, sufficient evidence has been provided that client is not responsible for taxes or insurance. The property does not need to be included in their REO as they have no ownership and no additional liabilities as shown on the previously provided documents.

Reviewer Comment (2023-05-16): The home equity loan payment reported on the credit report under the borrowers social security numbers must be included in the DTI calculation.

Per [REDACTED] Guidelines B3-6-05, Monthly Debt Obligations ([REDACTED]): In order to exclude mortgage debts from the borrowers DTI ratio, the lender must obtain the most recent [REDACTED]' canceled checks (or bank statements) from the other party making the payments that document a [REDACTED] payment history with no delinquent payments. Exception remains.

Buyer Comment (2023-05-16): See attached to associated conditions that clients do not, and have not ever owned the property at [REDACTED]. We are unable to remove an account from a client's credit report as requested. Sufficient documentation has been provided to show that the borrowers are not responsible for this property in any way. Please review to clear.

Reviewer Comment (2023-05-15): The [REDACTED] account with a balance of $[REDACTED] and a payment of $[REDACTED] was reported on the credit report as a [REDACTED] account under the borrowers social security numbers and therefore, the payment must be included in the monthly debts.

[REDACTED] of duplicate mortgage statements were uploaded that reflect 2 different parties for the equity loan however, the [REDACTED] statement matches the loan number, balance and payment reported on the borrowers credit report.

If the borrowers do not own this property and are not responsible for the mortgage payment (should the other parties default), a credit supplement removing the mortgage from the credit report is required. To exclude the payment, 12 months of cancelled checks or bank statements showing the payments have been made by the other parties listed on the mortgage statement is required by [REDACTED] guidelines. All DTI exceptions remain.

Buyer Comment (2023-05-15): Please see attached evidence that the [REDACTED] account is not the borrowers and they do not own the property at [REDACTED].
																		05/18/2023			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101710	28431634	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	The borrower/co-borrower has ownership on the [REDACTED] property; however, this debt was listed as an installment loan versus a HELOC. The monthly payment of $[REDACTED] was used to qualify but this did not include the property taxes or insurance amounts as these were not included on the mortgage statement provided. Once the property taxes were added, the DTI of [REDACTED] exceeds the guideline maximum DTI of [REDACTED].	Reviewer Comment (2023-05-18): Original file did not contain documentation to explain why the [REDACTED] property expenses were excluded from the DTI calculation. Received the lender's attestation that the borrowers were qualified with the full HELOC payment of $[REDACTED]. Real estate taxes and insurance were not included as the property history report and tax cert verify taxes were in the name of the other owners.

Upon further review of all the property documentation, agree with the lender that the real estate taxes for this property can be excluded and the insurance policy is also not required. DTI is now [REDACTED].

Buyer Comment (2023-05-18): The full payment for the HELOC was included in ratios, however, sufficient evidence has been provided that client is not responsible for taxes or insurance. The property does not need to be included in their REO as they have no ownership and no additional liabilities as shown on the previously provided documents.

Reviewer Comment (2023-05-16): The home equity loan payment reported on the credit report under the borrowers social security numbers must be included in the DTI calculation.

Per [REDACTED] Guidelines B3-6-05, Monthly Debt Obligations ([REDACTED]): In order to exclude mortgage debts from the borrowers DTI ratio, the lender must obtain the most recent [REDACTED]' canceled checks (or bank statements) from the other party making the payments that document a [REDACTED] payment history with no delinquent payments. Exception remains.

Buyer Comment (2023-05-16): See attached to associated conditions that clients do not, and have not ever owned the property at [REDACTED]. We are unable to remove an account from a client's credit report as requested. Sufficient documentation has been provided to show that the borrowers are not responsible for this property in any way. Please review to clear.

Reviewer Comment (2023-05-15): The [REDACTED] account with a balance of $[REDACTED] and a payment of $[REDACTED] was reported on the credit report as a [REDACTED] account under the borrowers social security numbers and therefore, the payment must be included in the monthly debts.

[REDACTED] of duplicate mortgage statements were uploaded that reflect 2 different parties for the equity loan however, the [REDACTED] statement matches the loan number, balance and payment reported on the borrowers credit report.

If the borrowers do not own this property and are not responsible for the mortgage payment (should the other parties default), a credit supplement removing the mortgage from the credit report is required. To exclude the payment, 12 months of cancelled checks or bank statements showing the payments have been made by the other parties listed on the mortgage statement is required by [REDACTED] guidelines. All DTI exceptions remain.

Buyer Comment (2023-05-15): Please see attached evidence that the [REDACTED] account is not the borrowers and they do not own the property at [REDACTED].
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101710	28431677	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and [REDACTED] DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [REDACTED] moderately exceeds the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	The borrower/co-borrower has ownership on the [REDACTED] property; however, this debt was listed as an installment loan versus a HELOC. The monthly payment of $[REDACTED] was used to qualify but this did not include the property taxes or insurance amounts as these were not included on the mortgage statement provided. Once the property taxes were added, the DTI of [REDACTED] exceeds the guideline maximum DTI of [REDACTED].	Reviewer Comment (2023-05-18): Original file did not contain documentation to explain why the [REDACTED] property expenses were excluded from the DTI calculation. Received the lender's attestation that the borrowers were qualified with the full HELOC payment of $[REDACTED]. Real estate taxes and insurance were not included as the property history report and tax cert verify taxes were in the name of the other owners.

Upon further review of all the property documentation, agree with the lender that the real estate taxes for this property can be excluded and the insurance policy is also not required. DTI is now [REDACTED].

Buyer Comment (2023-05-18): The full payment for the HELOC was included in ratios, however, sufficient evidence has been provided that client is not responsible for taxes or insurance. The property does not need to be included in their REO as they have no ownership and no additional liabilities as shown on the previously provided documents.

Reviewer Comment (2023-05-16): The home equity loan payment reported on the credit report under the borrowers social security numbers must be included in the DTI calculation.

Per [REDACTED] Guidelines B3-6-05, Monthly Debt Obligations ([REDACTED]): In order to exclude mortgage debts from the borrowers DTI ratio, the lender must obtain the most recent [REDACTED]' canceled checks (or bank statements) from the other party making the payments that document a [REDACTED] payment history with no delinquent payments. Exception remains.

Buyer Comment (2023-05-16): Clients do not, and have not ever owned the property at [REDACTED]. We are unable to remove an account from a client's credit report as requested. Sufficient documentation has been provided to show that the borrowers are not responsible for this property in any way. Please review to clear.

Reviewer Comment (2023-05-15): The [REDACTED] account with a balance of $[REDACTED] and a payment of $[REDACTED] was reported on the credit report as a [REDACTED] account under the borrowers social security numbers and therefore, the payment must be included in the monthly debts.

[REDACTED] of duplicate mortgage statements were uploaded that reflect 2 different parties for the equity loan however, the [REDACTED] statement matches the loan number, balance and payment reported on the borrowers credit report.

If the borrowers do not own this property and are not responsible for the mortgage payment (should the other parties default), a credit supplement removing the mortgage from the credit report is required. To exclude the payment, 12 months of cancelled checks or bank statements showing the payments have been made by the other parties listed on the mortgage statement is required by [REDACTED] guidelines. All DTI exceptions remain.

Buyer Comment (2023-05-15): Please see attached evidence that the [REDACTED] account is not the borrowers and they do not own the property at [REDACTED].
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101710	28431767	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to a DTI of [REDACTED] exceeding the DTI guideline of [REDACTED], the loan is at ATR Risk.	Reviewer Comment (2023-05-18): Original file did not contain documentation to explain why the [REDACTED] property expenses were excluded from the DTI calculation. Received the lender's attestation that the borrowers were qualified with the full HELOC payment of $[REDACTED]. Real estate taxes and insurance were not included as the property history report and tax cert verify taxes were in the name of the other owners.

Upon further review of all the property documentation, agree with the lender that the real estate taxes for this property can be excluded and the insurance policy is also not required. DTI is now [REDACTED].

Buyer Comment (2023-05-18): The full payment for the HELOC was included in ratios, however, sufficient evidence has been provided that client is not responsible for taxes or insurance. The property does not need to be included in their REO as they have no ownership and no additional liabilities as shown on the previously provided documents.

Reviewer Comment (2023-05-16): The home equity loan payment reported on the credit report under the borrowers social security numbers must be included in the DTI calculation.

Per [REDACTED] Guidelines B3-6-05, Monthly Debt Obligations ([REDACTED]): In order to exclude mortgage debts from the borrowers DTI ratio, the lender must obtain the most recent [REDACTED]' canceled checks (or bank statements) from the other party making the payments that document a [REDACTED] payment history with no delinquent payments. Exception remains.

Buyer Comment (2023-05-16): See attached to associated conditions that clients do not, and have not ever owned the property at [REDACTED]. We are unable to remove an account from a client's credit report as requested. Sufficient documentation has been provided to show that the borrowers are not responsible for this property in any way. Please review to clear.

Reviewer Comment (2023-05-15): The [REDACTED] account with a balance of $[REDACTED] and a payment of $[REDACTED] was reported on the credit report as a [REDACTED] account under the borrowers social security numbers and therefore, the payment must be included in the monthly debts.

[REDACTED] of duplicate mortgage statements were uploaded that reflect 2 different parties for the equity loan however, the [REDACTED] statement matches the loan number, balance and payment reported on the borrowers credit report.

If the borrowers do not own this property and are not responsible for the mortgage payment (should the other parties default), a credit supplement removing the mortgage from the credit report is required. To exclude the payment, 12 months of cancelled checks or bank statements showing the payments have been made by the other parties listed on the mortgage statement is required by [REDACTED] guidelines. All DTI exceptions remain.

Buyer Comment (2023-05-15): Please see attached evidence that the [REDACTED] account is not the borrowers and they do not own the property at [REDACTED].
																		05/18/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101713			28457355			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate - Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD [REDACTED] is inaccurate (off by more than [REDACTED]) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.	Final CD disclosed an APR of [REDACTED]; however, based on fee charged on final CD, the APR calculated during audit was [REDACTED] which is off by more than [REDACTED]				Reviewer Comment (2023-05-16): [REDACTED] received LOA. Reviewer Comment (2023-05-16): Letter of Attestation was not located in the loan file. Please provide LOA regarding AMC to re-test. Buyer Comment (2023-05-15): Please review the Appraisal invoice on page 344 of your loan file, this shows an appraisal management fee of $[REDACTED] that needs to be included in your prepaid finance charge calculation, please review to clear.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101779			28421751			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-16): Received proof the co-borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-16): Loan is compliant with the appraisal acknowledgement provided.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101779			28421752			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least [REDACTED] business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-16): Received proof the co-borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-16): Please see the attached screenshot confirming the client viewed the appraisal 3 days before the closing date.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101788			28468255			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	HOI expense for [REDACTED] was not documented. Additionally properties listed on 2021 schedule E [REDACTED] and [REDACTED] are listed but not included in REO. Documentation borrower sold these properties were not documented				Reviewer Comment (2023-05-24): Received the corrected 1003 with the [REDACTED]. Al real estate owned has been verified. Buyer Comment (2023-05-23): Please see attached 1003, [REDACTED] was always included in ratios; however, it was missing from the 1003 due to a technology error. Please also see attached evidence that [REDACTED] is owned by the business and all associated debts are the responsibility of the business. Please see 517/627 [REDACTED] for the HOI for [REDACTED].	05/24/2023			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101868			28422769			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Most recent property inspection report dated [REDACTED] is after the FEMA disaster (Severe Winter Storms, Flooding, Landslides and Mudslides) dated [REDACTED] but before the disaster end date of [REDACTED]. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-16): The appraisal was performed after disaster start date. PDI not required per client guides.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101880			28464212			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject property was appraised on [REDACTED] prior to the FEMA disaster Severe Storms, Straight-line winds and Tornadoes declaration date of [REDACTED] and end date of [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-16): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-16): Please see DI attached which confirms no damage	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		OK	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101880			28465359			Compliance	Compliance	State Compliance	State HPML	(State HPML) [REDACTED] Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Compliant Higher Priced Loan.					Buyer Comment (2023-05-16): seller accepts with no change in grading			05/16/2023	2	B	B	B	B	B	B	B	B	B	B		OK	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101885			28421366			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [REDACTED] prior to the FEMA disaster SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES) dated [REDACTED] through [REDACTED]. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	The file contains a property inspection report dated [REDACTED] which verifies no damage to the subject property. This PDI is dated after the FEMA disaster dated [REDACTED] with no declared end date. Additional PDI is not required per client guides.	SitusAMC,Aggregator	Reviewer Comment (2023-05-12): The file contains a property inspection report dated [REDACTED] which verifies no damage to the subject property. This PDI is dated after the FEMA disaster dated [REDACTED] with no declared end date. Additional PDI is not required per client guides. Buyer Comment (2023-05-12): Please see attached DI noting no damage.			05/12/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101892			28421894			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous. Client will not supply senior lien note.				Reviewer Comment (2023-05-12): Received the first lien note. Reviewer Comment (2023-05-11): ERRONEOUS EXCEPTION: Client informed [REDACTED] that the First Note on CES files will not be provided in [REDACTED] meeting.	05/12/2023			1	D	A	D	A	D	A	D	A	D	A		GA	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101892	28422282	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Subject second mortgage paid off an existing second mortgage. Right to Cancel is on Form H-9 however, the Title Search verifies the second lien mortgage was in the name of a different lender. Right to Cancel should be on Form H-8.	Reviewer Comment (2023-05-25): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-24): Please clear as rescission period has ended.

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the mailing label was only created. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed and the package has been received by the borrower.

Buyer Comment (2023-05-17): Please see attached package mailed to client.

Reviewer Comment (2023-05-12): Received the first lien note however as stated in the exception comment, the subject loan paid off an existing second mortgage in the name of a different lender ([REDACTED]). Right to Cancel should be on Form H-8. Exception remains.

Buyer Comment (2023-05-12): Please see attached first lien note to indicate [REDACTED] as lender.
																			05/25/2023		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES101898	28425087	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[REDACTED] is less than amount of binding Lender Credit previously disclosed in the amount of $[REDACTED].	Initial Loan Estimate did not disclosure a Lender Credit however; a Lender Credit was provided on Closing Disclosure dated [REDACTED] of $[REDACTED]. Lender Credit was then removed without a Valid Change of Circumstance. Evidence of cure for the decrease to $[REDACTED] was not provided.	Reviewer Comment (2023-05-18): [REDACTED] received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure.

Buyer Comment (2023-05-17): Please see attached package mailed to client.

Reviewer Comment (2023-05-15): [REDACTED] received rebuttal that lender credit remained at [REDACTED] on final CD.  However, the Final CD dated [REDACTED] (see [REDACTED]) did not reflect a $[REDACTED] lender credit.  Baseline was set on the [REDACTED] CD with $[REDACTED] recording fee being paid by lender. This lender credit was removed on final CD without a valid changed circumstance.  Provide valid changed circumstance or cure to borrower.

Buyer Comment (2023-05-12): Please re-review the final signed closing disclosure, lender credits remained at $[REDACTED].
																			05/18/2023		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES101911			28423020			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-12): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-12): Please see the attached screenshot confirming the appraisal was viewed on [REDACTED], 3 days prior to the closing date.Loan is compliant.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101911			28423021			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-12): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-12): Please see the attached screenshot confirming the appraisal was viewed on [REDACTED], 3 days prior to the closing date.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101911			28423022			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing proof the Net Tangible Benefit Worksheet was provided to the borrower.				Buyer Comment (2023-05-12): .			05/12/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101911			28423023			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-12): .			05/12/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101911			28423024			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely)	[REDACTED] Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.	Escrow Waiver dated [REDACTED] was not dated within 10 days of application				Buyer Comment (2023-05-12): .			05/12/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101917			28421742			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Most recent property inspection report dated [REDACTED] is after the FEMA disaster (SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES) dated [REDACTED] but before the disaster end date. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				Reviewer Comment (2023-05-11): The appraisal was performed after disaster start date. PDI not required per client guides.	05/11/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES101918			28420555			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-17): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-17): Please see attached evidence borrower viewed the appraisal in the required timeframe prior to closing.	05/17/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101918			28420568			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-17): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-17): Please see attached evidence borrower viewed the appraisal in the required timeframe prior to closing.	05/17/2023			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101928			28420973			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) [REDACTED] Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	[REDACTED] Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.					Buyer Comment (2023-05-12): .			05/12/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES101928			28420974			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Non-Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Loan.					Buyer Comment (2023-05-12): .			05/12/2023	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102064	28432115	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search verifies the subject second mortgage paid off an existing second mortgage originated by a different lender. Right to Cancel should be on Form H-8.	Reviewer Comment (2023-05-23): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8.

Buyer Comment (2023-05-23): Please clear and approve as the RTC expiration date has now passed

Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package was delivered to the borrower. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed.

Buyer Comment (2023-05-16): please see attached

Reviewer Comment (2023-05-12): Received the first lien deed of trust however as stated in the exception comment, the Title Search verifies the subject loan paid off an existing second mortgage originated by a different lender [REDACTED]. Right to Cancel should be on Form H-8. Exception remains.

Buyer Comment (2023-05-12): Please see recorded mortgage attached for the first lien which confirms [REDACTED] was the prior lender. [REDACTED] is the same company as [REDACTED], it was our name prior to our rebranding on [REDACTED]. This should be sufficient to verify this is a same lender transaction and use of the H9 is acceptable. Please escalate this to be cleared
																			05/23/2023		2	C	B	C	B	C	B	C	B	C	B		MI	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102079			28426494			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-12): .			05/12/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102102			28461989			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Insufficient or no cure was provided to the borrower.	[REDACTED] tolerance was exceeded by $[REDACTED] due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[REDACTED], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-05-25): [REDACTED] Received PCCD, LOE, Refund Check and proof of Mailing. Buyer Comment (2023-05-24): Attached see the PCCD redisclosure package including cure and borrower LOE. UPS label included.		05/25/2023		2	C	B	C	B	C	B	C	B	C	B		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102112			28425560			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel is on Form H-8 however, the Title Search verifies the first lien mortgage is in the name of the same lender as the subject cash-out second mortgage. Right to Cancel should be on Form H-9.				Buyer Comment (2023-05-12): .			05/12/2023	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102112			28432810			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance Policy was Not Provided. Proof of Coverage was Not provided and is Required.				Reviewer Comment (2023-05-12): Received the hazard insurance policy. Buyer Comment (2023-05-12): Please see the attached HOI renewal.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102112			28458452			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		Received the hazard insurance policy with an effective Date [REDACTED], which is after the subject loan closed on [REDACTED] and disbursed on [REDACTED]. 2nd mortgage guidelines require existing coverage at the time the loan closed. File is missing the prior insurance policy to verify continuous coverage.				Reviewer Comment (2023-05-16): Received the prior hazard insurance policy which verifies continuous coverage from [REDACTED] to [REDACTED]. Buyer Comment (2023-05-15): Please see the attached current HOI policy.	05/16/2023			1		A		A		A		A		A		OR	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170			28424969			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File was missing the borrower's and co-borrower's credit reports. Upon receipt of the credit reports, additional conditions may apply.				Reviewer Comment (2023-05-15): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-15): Please see attached credit report.	05/15/2023			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170			28425466			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	File was missing the borrower's and co-borrower's credit reports. Upon receipt of the credit reports for both borrowers, additional conditions may apply				Reviewer Comment (2023-05-15): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-15): Please see attached credit report.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170			28425467			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File was missing the borrower's and co-borrower's credit reports. Upon receipt of the credit reports for both borrowers, additional conditions may apply.				Reviewer Comment (2023-05-15): Received the borrowers credit report dated [REDACTED].	05/15/2023			1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170			28425468			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File was missing borrower's and co-borrower's credit reports. Upon receipt of the missing credit reports for the borrower and co-borrower, additional conditions may apply.				Reviewer Comment (2023-05-15): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-15): Please see attached credit report.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170			28425469			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File was missing borrower's and co-borrower's credit reports. Upon receipt of the missing credit reports for the borrower and co-borrower, additional conditions may apply.				Reviewer Comment (2023-05-15): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-15): Please see attached credit report.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170	28425470	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to missing copies of the borrower's and co-borrower's credit reports, the subject loan designation is QM (APOR)Fail.	Reviewer Comment (2023-05-24): Received the revised 1008 which includes the $[REDACTED] monthly HOA payment in the primary residence payment, corrected housing and DTI ratios and higher income for the borrower which included social security that was grossed up [REDACTED] (borrower's [REDACTED] is non-taxable and the [REDACTED] is below the taxable minimum). DTI is now [REDACTED].

Buyer Comment (2023-05-24): Please see attached 1008.

Reviewer Comment (2023-05-23): 1008 in the file has the same total income as the verified income of $[REDACTED] and the loan was approved with a DTI of [REDACTED].

In order to rereview this exception, a corrected 1008 with the additional income used for calculation, the corrected debts (with the $[REDACTED] HOA fee included in the primary payment) and the updated housing and DTI ratios is required.

Reviewer Comment (2023-05-23): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.

Buyer Comment (2023-05-23): Per the screenshot that was previously provided from the [REDACTED], [REDACTED] [REDACTED] is not included in the gross annual amount used to determine if client is required to file. Additionally, [REDACTED] are never taxed and would also not be included in this amount. Only the co-borrower's [REDACTED] income would be accounted for to determine if client is required to file, which annual income is under the threshold.

Reviewer Comment (2023-05-22): Due to a DTI of [REDACTED], the subject loan designation is QM Risk.

Reviewer Comment (2023-05-22): DTI exception reopened this exception.

Reviewer Comment (2023-05-15): Received the borrowers credit report dated [REDACTED].

Buyer Comment (2023-05-15): Please see attached credit report.
																		05/24/2023			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102170			28425500			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED] or $[REDACTED]. Evidence of cure for the increase of $[REDACTED] was not provided. Title - Document Preparation fee was disclosed as $[REDACTED] on the Initial Loan Estimate, but disclosed as $[REDACTED] on the Closing Disclosure dated [REDACTED] & Final Closing Disclosure without a valid Change of Circumstance.				Reviewer Comment (2023-05-15): Received the borrowers credit report dated [REDACTED]. Buyer Comment (2023-05-15): Please see attached CIC as a quit claim deed was required that increased the recording fees.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102170			28457234			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: Subject is located in a project and HOA Information was not provided.		Subject property was appraised a single family however, the file contains a PUD Rider attached to the Deed of Trust. File is missing document to verify there are no HOA dues required for this PUD property.				Reviewer Comment (2023-05-22): Received the HOA dues verification for the subject PUD property. Buyer Comment (2023-05-22): Please see attached screenshot from [REDACTED] showing $[REDACTED] in monthly HOA dues. DTI is at [REDACTED] on the Loan Summary Tab. Client is not required to file taxes, see attached screenshot also, as the client's only taxable income is from co-borrower's employment which is less annually than the amount that would require them to file. This brings DTI calculation to [REDACTED]. Please review to clear.	05/22/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170	28498347	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Received verification the HOA dues for the subject PUD are $[REDACTED] monthly. DTI is currently [REDACTED].

Prior exception comment states that the borrowers are not required to file tax returns however, the combined annual joint income is $[REDACTED] which requires the tax return to be filed. The borrower receives [REDACTED] Compensation (which has been grossed up [REDACTED]) however, the borrower's [REDACTED] social security is $[REDACTED] x [REDACTED]= $[REDACTED] annually, which exceeds the [REDACTED] maximum of $[REDACTED].

Subject loan closed on [REDACTED] and the [REDACTED] tax return was not provided to verify that the borrower's social security was not taxable, which is required to address the DTI exceptions.	Reviewer Comment (2023-05-24): Received the revised 1008 which includes the $[REDACTED] monthly HOA payment in the primary residence payment, corrected housing and DTI ratios and higher income for the borrower which included social security that was grossed up [REDACTED] (borrower's [REDACTED] is non-taxable and the [REDACTED] is below the taxable minimum). DTI is now [REDACTED].

Buyer Comment (2023-05-24): Please see attached 1008.

Reviewer Comment (2023-05-23): 1008 in the file has the same total income as the verified income of $[REDACTED] and the loan was approved with a DTI of [REDACTED].

In order to rereview this exception, a corrected 1008 with the additional income used for calculation, the corrected debts (with the $[REDACTED] HOA fee included in the primary payment) and the updated housing and DTI ratios is required.

Buyer Comment (2023-05-23): Per the screenshot that was previously provided from the [REDACTED], [REDACTED] [REDACTED] is not included in the gross annual amount used to determine if client is required to file. Additionally, [REDACTED] are never taxed and would also not be included in this amount. Only the co-borrower's [REDACTED] income would be accounted for to determine if client is required to file, which annual income is under the threshold.
																		05/24/2023			1		A		A		A		A		A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170	28498358	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [REDACTED] moderately exceeds the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Received verification the HOA dues for the subject PUD are $[REDACTED] monthly. DTI is currently [REDACTED].

Prior exception comment states that the borrowers are not required to file tax returns however, the combined annual joint income is $[REDACTED] which requires the tax return to be filed. The borrower receives [REDACTED] Compensation (which has been grossed up [REDACTED]) however, the borrower's [REDACTED] social security is $[REDACTED] x [REDACTED] = $[REDACTED] annually, which exceeds the [REDACTED] maximum of $[REDACTED].

Subject loan closed on [REDACTED] and the [REDACTED] tax return was not provided to verify that the borrower's social security was not taxable, which is required to address the DTI exceptions.	Reviewer Comment (2023-05-24): Received the revised 1008 which includes the $[REDACTED] monthly HOA payment in the primary residence payment, corrected housing and DTI ratios and higher income for the borrower which included social security that was grossed up [REDACTED] (borrower's [REDACTED] is non-taxable and the [REDACTED] is below the taxable minimum). DTI is now [REDACTED].

Buyer Comment (2023-05-24): Please see attached 1008.

Reviewer Comment (2023-05-23): 1008 in the file has the same total income as the verified income of $[REDACTED] and the loan was approved with a DTI of [REDACTED].

In order to rereview this exception, a corrected 1008 with the additional income used for calculation, the corrected debts (with the $[REDACTED] HOA fee included in the primary payment) and the updated housing and DTI ratios is required.

Buyer Comment (2023-05-23): Per the screenshot that was previously provided from the [REDACTED], [REDACTED] [REDACTED] is not included in the gross annual amount used to determine if client is required to file. Additionally, [REDACTED] are never taxed and would also not be included in this amount. Only the co-borrower's [REDACTED] income would be accounted for to determine if client is required to file, which annual income is under the threshold.
																		05/24/2023			1		A		A		A		A		A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102170	28498360	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to a DTI of [REDACTED], the subject loan is at QM Risk.	Reviewer Comment (2023-05-24): Received the revised 1008 which includes the $[REDACTED] monthly HOA payment in the primary residence payment, corrected housing and DTI ratios and higher income for the borrower which included social security that was grossed up [REDACTED] (borrower's [REDACTED] is non-taxable and the [REDACTED] is below the taxable minimum). DTI is now [REDACTED].

Buyer Comment (2023-05-24): Please see attached 1008.

Reviewer Comment (2023-05-23): 1008 in the file has the same total income as the verified income of $[REDACTED] and the loan was approved with a DTI of [REDACTED].

In order to rereview this exception, a corrected 1008 with the additional income used for calculation, the corrected debts (with the $[REDACTED] HOA fee included in the primary payment) and the updated housing and DTI ratios is required.

Buyer Comment (2023-05-23): Per the screenshot that was previously provided from the [REDACTED], [REDACTED] [REDACTED] is not included in the gross annual amount used to determine if client is required to file. Additionally, [REDACTED] are never taxed and would also not be included in this amount. Only the co-borrower's [REDACTED] income would be accounted for to determine if client is required to file, which annual income is under the threshold.
																		05/24/2023			1		A		A		A		A		A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102196			28463471			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Right to Cancel is on Form H-9 however, the Title Search verifies the second lien mortgage is in the name of a different lender. Right to Cancel should be on Form H-8.				Reviewer Comment (2023-05-25): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on [REDACTED]) and Re-opened Rescission using the correct model form H-8. Buyer Comment (2023-05-24): Rescission has passed. Reviewer Comment (2023-05-17): Received the corrected Right to Cancel on Form H-8 and UPS Tracking verifies the package was delivered to the borrowers. However, this exception cannot be rereviewed until the revised RTC expiration date of [REDACTED] has passed. Buyer Comment (2023-05-16): Please see attached re-opening rescision.		05/25/2023		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102290			28431431			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [REDACTED] not received by borrower at least four (4) business days prior to closing.	Loan Estimate dated [REDACTED] was not signed and dated by the borrower and file is missing proof that this Loan Estimate was delivered to borrower at least 3 business days prior to closing on [REDACTED].				Reviewer Comment (2023-05-15): Final LE was received timely. Buyer Comment (2023-05-12): please see attached	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102309	28476897	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Borrower was qualified with monthly [REDACTED] income of $[REDACTED] and a DTI of [REDACTED]. The borrower's [REDACTED] and [REDACTED] [REDACTED] in the file verify a 2-year average of $[REDACTED] resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	Reviewer Comment (2023-05-26): Upon further review of the income documentation, [REDACTED] and IRS guidelines and lender attestation, the meals expense of $[REDACTED] reported in [REDACTED] on [REDACTED] has been removed. DTI is now [REDACTED].

Buyer Comment (2023-05-26): • We feel it's important to think about the intent of the guide and why it's there. The IRS only changed the tax law for 2 years and so, [REDACTED] did not update their guidebook requiring the exclusion. We disagree [REDACTED] is correct is saying that despite the IRS now stating a client can now take [REDACTED] of business meals in [REDACTED], it still needs to be deducted. The only reason that guideline exists is because normally only [REDACTED] is claimed so you know based on its existence that there's an additional expense to factor in. What we see on line 24b of the client's 2021 [REDACTED] is the entire business expense. It seems [REDACTED] is now saying the full expense is not present. [REDACTED] B3-3.3-03 speaks to recurring vs non-recurring expenses but if this was a non-recurring expense, it would not be representative of the actual cash flow. Again, the only reason [REDACTED] includes this is because prior you could only deduct [REDACTED]. The true expense is not $[REDACTED] and had this been [REDACTED], the client would have only claimed $[REDACTED] and we would've have added another $[REDACTED]. We kindly ask you consider this to clear this exception and approve the loan for funding. Thank you

Reviewer Comment (2023-05-25): HEL second mortgage underwriting guidelines require [REDACTED] income guidelines to be followed. Received the IRS instructions for meals allowance which was [REDACTED] deductible after [REDACTED] until [REDACTED]. The IRS instructions do not specify that meals do not have to be deducted from self-employed income used for a mortgage loan.

Per [REDACTED] Guidelines B3-3.3-03, Income or Loss Reported on [REDACTED], [REDACTED] must be deducted in the cash flow analysis, including any exclusion for meals and entertainment expenses reported by the borrower on [REDACTED].

Exception remains.

Buyer Comment (2023-05-25): please see attached

Reviewer Comment (2023-05-17): Received the lender's self-employed income calculation. The difference in income is being caused by the deductible meals expense of $[REDACTED] that was reported on the [REDACTED].

The $[REDACTED] meals expense was not excluded from the borrower's net income as required by [REDACTED] Guidelines B3-3.3-03, Income or Loss Reported on [REDACTED], [REDACTED] must be deducted in the cash flow analysis, including any exclusion for meals and entertainment expenses reported by the borrower on [REDACTED]. Exception remains.

Buyer Comment (2023-05-17): please see attached
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102309	28476933	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to a DTI of [REDACTED], the subject loan is at ATR Risk.	Reviewer Comment (2023-05-26): Upon further review of the income documentation, [REDACTED] and IRS guidelines and lender attestation, the meals expense of $[REDACTED] reported in [REDACTED] on [REDACTED] has been removed. DTI is now [REDACTED].

Buyer Comment (2023-05-26): • We feel it's important to think about the intent of the guide and why it's there. The IRS only changed the tax law for 2 years and so, [REDACTED] did not update their guidebook requiring the exclusion. We disagree [REDACTED] is correct is saying that despite the IRS now stating a client can now take [REDACTED] of business meals in 2021, it still needs to be deducted. The only reason that guideline exists is because normally only [REDACTED] is claimed so you know based on its existence that there's an additional expense to factor in. What we see on line 24b of the client's 2021 [REDACTED] is the entire business expense. It seems [REDACTED] is now saying the full expense is not present. [REDACTED] B3-3.3-03 speaks to recurring vs non-recurring expenses but if this was a non-recurring expense, it would not be representative of the actual cash flow. Again, the only reason [REDACTED] includes this is because prior you could only deduct [REDACTED]. The true expense is not $[REDACTED] and had this been 2019, the client would have only claimed $[REDACTED] and we would've have added another $[REDACTED]. We kindly ask you consider this to clear this exception and approve the loan for funding. Thank you

Reviewer Comment (2023-05-25): HEL second mortgage underwriting guidelines require [REDACTED] income guidelines to be followed. Received the IRS instructions for meals allowance which was [REDACTED] deductible after [REDACTED] until [REDACTED]. The IRS instructions do not specify that meals do not have to be deducted from self-employed income used for a mortgage loan.

Per [REDACTED] Guidelines B3-3.3-03, Income or Loss Reported on [REDACTED], [REDACTED] must be deducted in the cash flow analysis, including any exclusion for meals and entertainment expenses reported by the borrower on [REDACTED].

Exception remains.

Buyer Comment (2023-05-25): please see attached

Reviewer Comment (2023-05-17): Received the lender's self-employed income calculation. The difference in income is being caused by the deductible meals expense of $[REDACTED] that was reported on the [REDACTED].

The $[REDACTED] meals expense was not excluded from the borrower's net income as required by [REDACTED] Guidelines B3-3.3-03, Income or Loss Reported on [REDACTED], [REDACTED] must be deducted in the cash flow analysis, including any exclusion for meals and entertainment expenses reported by the borrower on [REDACTED]. Exception remains.

Buyer Comment (2023-05-17): please see attached
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102309	28476939	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to a DTI of [REDACTED], the subject loan designation is ATR Risk.	Reviewer Comment (2023-05-26): Upon further review of the income documentation, [REDACTED] and IRS guidelines and lender attestation, the meals expense of $[REDACTED] reported in [REDACTED] on [REDACTED] has been removed. DTI is now [REDACTED].

Buyer Comment (2023-05-26): • We feel it's important to think about the intent of the guide and why it's there. The IRS only changed the tax law for 2 years and so, [REDACTED] did not update their guidebook requiring the exclusion. We disagree [REDACTED] is correct is saying that despite the IRS now stating a client can now take [REDACTED] of business meals in 2021, it still needs to be deducted. The only reason that guideline exists is because normally only [REDACTED] is claimed so you know based on its existence that there's an additional expense to factor in. What we see on line 24b of the client's 2021 [REDACTED] is the entire business expense. It seems [REDACTED] is now saying the full expense is not present. [REDACTED] B3-3.3-03 speaks to recurring vs non-recurring expenses but if this was a non-recurring expense, it would not be representative of the actual cash flow. Again, the only reason [REDACTED] includes this is because prior you could only deduct [REDACTED]. The true expense is not $[REDACTED] and had this been 2019, the client would have only claimed $[REDACTED] and we would've have added another $[REDACTED]. We kindly ask you consider this to clear this exception and approve the loan for funding. Thank you

Reviewer Comment (2023-05-25): HEL second mortgage underwriting guidelines require [REDACTED] income guidelines to be followed. Received the IRS instructions for meals allowance which was [REDACTED] deductible after [REDACTED] until [REDACTED]. The IRS instructions do not specify that meals do not have to be deducted from self-employed income used for a mortgage loan.

Per [REDACTED] Guidelines B3-3.3-03, Income or Loss Reported on [REDACTED], [REDACTED] must be deducted in the cash flow analysis, including any exclusion for meals and entertainment expenses reported by the borrower on [REDACTED].

Exception remains.

Buyer Comment (2023-05-25): please see attached

Reviewer Comment (2023-05-17): Received the lender's self-employed income calculation. The difference in income is being caused by the deductible meals expense of $[REDACTED] that was reported on the [REDACTED].

The $[REDACTED] meals expense was not excluded from the borrower's net income as required by [REDACTED] Guidelines B3-3.3-03, Income or Loss Reported on [REDACTED], [REDACTED] must be deducted in the cash flow analysis, including any exclusion for meals and entertainment expenses reported by the borrower on [REDACTED]. Exception remains.

Buyer Comment (2023-05-17): please see attached
																		05/26/2023			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102309	28476956	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on 1026.43(c)(5) of [REDACTED] significantly exceed the guideline maximum of [REDACTED]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Borrower was qualified with monthly [REDACTED] income of $[REDACTED] and a DTI of [REDACTED]. The borrower's 2021 and 2022 [REDACTED] in the file verify a 2-year average of $[REDACTED] resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	Reviewer Comment (2023-05-26): Upon further review of the income documentation, [REDACTED] and IRS guidelines and lender attestation, the meals expense of $[REDACTED] reported in [REDACTED] on [REDACTED] has been removed. DTI is now [REDACTED].

Buyer Comment (2023-05-26): • We feel it's important to think about the intent of the guide and why it's there. The IRS only changed the tax law for 2 years and so, [REDACTED] did not update their guidebook requiring the exclusion. We disagree [REDACTED] is correct is saying that despite the IRS now stating a client can now take [REDACTED] of business meals in 2021, it still needs to be deducted. The only reason that guideline exists is because normally only [REDACTED] is claimed so you know based on its existence that there's an additional expense to factor in. What we see on line 24b of the client's [REDACTED] [REDACTED] is the entire business expense. It seems [REDACTED] is now saying the full expense is not present. [REDACTED] B3-3.3-03 speaks to recurring vs non-recurring expenses but if this was a non-recurring expense, it would not be representative of the actual cash flow. Again, the only reason [REDACTED] includes this is because prior you could only deduct [REDACTED]. The true expense is not $[REDACTED] and had this been [REDACTED] the client would have only claimed $[REDACTED] and we would've have added another $[REDACTED]. We kindly ask you consider this to clear this exception and approve the loan for funding. Thank you

Reviewer Comment (2023-05-25): HEL second mortgage underwriting guidelines require [REDACTED] income guidelines to be followed. Received the IRS instructions for meals allowance which was [REDACTED] deductible after [REDACTED] until [REDACTED]. The IRS instructions do not specify that meals do not have to be deducted from self-employed income used for a mortgage loan.

Per [REDACTED] Guidelines B3-3.3-03, Income or Loss Reported on [REDACTED], [REDACTED] must be deducted in the cash flow analysis, including any exclusion for meals and entertainment expenses reported by the borrower on [REDACTED].

Exception remains.

Buyer Comment (2023-05-25): please see attached

Reviewer Comment (2023-05-17): Received the lender's self-employed income calculation. The difference in income is being caused by the deductible meals expense of $[REDACTED] that was reported on the [REDACTED].

The $[REDACTED] meals expense was not excluded from the borrower's net income as required by [REDACTED] Guidelines B3-3.3-03, Income or Loss Reported on [REDACTED], [REDACTED] must be deducted in the cash flow analysis, including any exclusion for meals and entertainment expenses reported by the borrower on [REDACTED]. Exception remains.

Buyer Comment (2023-05-17): please see attached
																		05/26/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102344	28423251	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [REDACTED] not received by borrower at least four (4) business days prior to closing.	Loan Estimate dated [REDACTED] was not signed and dated by the borrower and the file is missing proof that this Loan estimate was delivered to the borrower at least 4 business days prior to closing on [REDACTED]	Reviewer Comment (2023-05-19): [REDACTED] received proof of receipt.

Buyer Comment (2023-05-18): Please see attached screen shot showing the application package was viewed on [REDACTED], the loan disclosure summary sheet that has a notice date of [REDACTED] shows the Loan Estimate was included as part of this application package. There is an additional screenshot which breaks out the Loan Estimate specifically showing the published date and action type as viewed. Please review to clear.

Reviewer Comment (2023-05-15): [REDACTED] received printout showing a Loan Estimate Package was viewed on [REDACTED].  However, as there were other LE's disclosed to borrower prior to and document does not reflect "which" LE was viewed on [REDACTED], additional documentation required to prove the LE that was viewed on [REDACTED] was the [REDACTED] Issued LE.  Please provide additional disclosure tracking to associate this viewing to the [REDACTED] LE.

Buyer Comment (2023-05-12): Please see attached confirming borrower viewed the loan estimate on the same day, [REDACTED].
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102351			28462999			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-16): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-16): Please see attached evidence that borrower viewed the appraisal within the required timeframe prior to closing.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102351			28463000			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-16): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-16): Please see attached evidence that borrower viewed the appraisal within the required timeframe prior to closing.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102351			28463778			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The initial Notice of Special Flood Hazards dated [REDACTED] was not provided within a reasonable time prior to closing on [REDACTED].				Buyer Comment (2023-05-18): .			05/18/2023	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102351			28464954			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		File is missing the Flood Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Flood Insurance Policy, additional conditions may apply.				Reviewer Comment (2023-05-17): Received the Flood Insurance Policy. Buyer Comment (2023-05-17): Please see attached flood policy.	05/17/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102405			28464523			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-16): .			05/16/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102425			28432797			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of [REDACTED].	As per QM findings dated [REDACTED] result is QM Rebuttable Presumption Hence originator loan designation selected as [REDACTED] QM (APOR) but it does not match Due Diligence Loan Designation of [REDACTED] QM (APOR).				Reviewer Comment (2023-05-12): HPQM (APOR) Buyer Comment (2023-05-12): The appraisal management fee and notary fee should be included in the APR calculation. This will correct the designation.	05/12/2023			1	B	A	C	A	B	A	C	A	B	A		ME	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102452			28434405			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Erroneous: Client will not provide the senior lien note.				Reviewer Comment (2023-05-15): Received the first lien note. Reviewer Comment (2023-05-12): ERRONEOUS EXCEPTION: Client informed [REDACTED] that the First Note on CES files will not be provided in [REDACTED] meeting.	05/15/2023			1	D	A	D	A	D	A	D	A	D	A		CT	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES102452			28455352			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Right to Cancel is on Form H-9; however, the Title Search does not verify the first lien mortgage lender. Unable to verify if the Right to Cancel is on the correct form.				Reviewer Comment (2023-05-15): Received the first lien Note which verifies the first lien lender is the same as the subject lender. Buyer Comment (2023-05-15): Please see attached confirming we originated the first lien.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES102456			28453651			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-15): .			05/15/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102457			28479318			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[REDACTED] [REDACTED] were provided but missing [REDACTED]. Additionally [REDACTED] did not include year [REDACTED].				Reviewer Comment (2023-05-17): Received the complete [REDACTED] signed tax return including [REDACTED]. Buyer Comment (2023-05-17): Please see attached, signed 1040s were obtained in lieu of transcripts.	05/17/2023			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102526			28432298			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Final loan discount fee increased to [REDACTED] with lender credit decreasing from [REDACTED] to [REDACTED] on [REDACTED] without valid COC.				Reviewer Comment (2023-05-15): [REDACTED] received VCC, LDP disclosure is acceptable. Buyer Comment (2023-05-12): Per the interest rate lock documents on file, the borrowers rate expired and was re-locked on [REDACTED]. At the time the lock is expired, pricing is subject to change based on current market conditions.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES102536			28425922			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing the High-Cost Disclosures.				Buyer Comment (2023-05-12): .			05/12/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102651	28426255	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded. Total amount of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Insufficient or no cure was provided to the borrower.	[REDACTED] Percent Fee Tolerance of [REDACTED] exceeds tolerance of [REDACTED] plus [REDACTED] or [REDACTED]. Evidence of cure for the increase of [REDACTED] was not provided. Title - Document Preparation Fee was not disclosed on Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure. Recording Fee Total was disclosed as [REDACTED] on the Initial Loan Estimate, but disclosed as [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance.	Reviewer Comment (2023-05-17): [REDACTED] received updated PCCD with LOX for the Title - Document Preparation fee moved to section C from B and fee is not bound by a tolerance.

Buyer Comment (2023-05-16): Please see attached redisclosure package curing the issue.

Reviewer Comment (2023-05-16): [REDACTED] if fee is paid to third party which is not selected from SSPL. Please provide updated PCCD & LOE moving the fee to sec C.

Buyer Comment (2023-05-15): This fee was paid to a 3rd party and should have been disclosed in sectino c subject to unlimited tolerance. Please confirm and we will issue PCCD correctly disclosing this.

Reviewer Comment (2023-05-14): [REDACTED] Title - Document preparation fee was added on CD sec B and was not disclosed on LE due to which cure  of [REDACTED] is reflecting. Please provide cure of $[REDACTED] along with cure documents which consists of  PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2023-05-12): Please re-review. The fee did not increase more than [REDACTED] of the initial LE amount of $[REDACTED]. There is not a violation.
																		05/17/2023			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102654			28432786			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-12): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-12): Please see the attached screen shot from our internal/LOS showing the the client viewed the appraisal on [REDACTED], greater than 3 business days from closing	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102654			28432787			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-12): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-12): Please see the attached screen shot from our internal/LOS showing the the client viewed the appraisal on [REDACTED], greater than 3 business days from closing	05/12/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102814			28463441			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		File is missing the hazard Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing hazard insurance policy, additional conditions may apply				Reviewer Comment (2023-05-16): Received the insurance policy. Buyer Comment (2023-05-16): Please see attached HOI dec page.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102814			28464230			Compliance	Compliance	State Compliance	Misc. State Level	[REDACTED] Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	[REDACTED] Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	File is missing documentation to verify the tangible net benefit to the borrower as required under the [REDACTED] Consumer Sales Practices Act.				Buyer Comment (2023-05-16): .			05/16/2023	2	B	B	B	B	B	B	B	B	B	B		OH	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102816			28434615			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Please provide mortgage statement for new loan on primary residence verifying payment and taxes and insurance escrowed				Reviewer Comment (2023-05-15): Received the Final CD for the purchase of this property on [REDACTED] which verifies the PITIA payment. Buyer Comment (2023-05-15): Please see attached	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES102825			28432064			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-16): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-16): Loan is compliant with apprasial acknowledgment provided.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102825			28432065			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-16): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-16): Please see the attached screenshot confirming the client viewed the appraisal 3 days before the closing date.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102832	28462403	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing self-employed income documentation, the subject loan designation is QM (APOR) Fail.	Reviewer Comment (2023-05-19): Received the business entity filing for the borrower's [REDACTED] business, which does not have a document date. However, the business insurance policy dated [REDACTED] verifies the business is still active.

Buyer Comment (2023-05-18): [REDACTED] do allow for use of business insurance as third party verification. Attached is from the [REDACTED] Sec of State website which verifies the existence

Reviewer Comment (2023-05-17): The duplicate business insurance policy is not a 3rd party verification of the business itself. The policy does not verify ownership or the business formation date which is required for this exception.

Exception remains.

Buyer Comment (2023-05-17): Please see the active 2023 business insurance policy for [REDACTED] which was used as SE verification
																		05/19/2023			1	B	A	C	A	B	A	C	A	B	A		AL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES102832	28462404	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current [REDACTED] status using reasonably reliable third-party records.	Borrower was qualified with [REDACTED] income and file is missing the [REDACTED] dated within [REDACTED] prior to the note date as required by [REDACTED] guidelines.	Reviewer Comment (2023-05-19): Received the business entity filing for the borrower's [REDACTED] business, which does not have a document date. However, the business insurance policy dated [REDACTED] verifies the business is still active.

Buyer Comment (2023-05-18): [REDACTED] guidelines do allow for use of business insurance as third party verification. Attached is from the [REDACTED] Sec of State website which verifies the existence

Reviewer Comment (2023-05-17): The duplicate business insurance policy is not a 3rd party verification of the business itself. The policy does not verify ownership or the business formation date which is required for this exception.

Exception remains.

Buyer Comment (2023-05-17): Please see the active 2023 business insurance policy for [REDACTED] which was used as SE verification
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		AL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES102832			28462405			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: [REDACTED]Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [REDACTED], Most Recent Tax Return End Date [REDACTED], Tax Return Due Date[REDACTED].	Borrower was qualified with [REDACTED] income which was verified with the [REDACTED] and [REDACTED] [REDACTED] tax returns. Subject loan closed on [REDACTED] which is after the IRS business tax return filing deadline of [REDACTED]. File is missing the [REDACTED] [REDACTED] tax return, or the [REDACTED] tax return extension.				Buyer Comment (2023-05-17): .			05/17/2023	2	B	B	B	B	B	B	B	B	B	B		AL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2023CES102871			28433569			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Subject property was appraised on [REDACTED] prior to the FEMA disaster occuring on [REDACTED]. PDI was not found in file.				Reviewer Comment (2023-05-15): Received the post-disaster inspection dated [REDACTED] which verifies no damage to the subject property. Buyer Comment (2023-05-15): please see DI attached confirming no damage	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102883	28431159	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of ATR Risk.	Due to a DTI of [REDACTED], the subject loan is at ATR Risk.	Reviewer Comment (2023-05-25): Loan is [REDACTED].

Reviewer Comment (2023-05-15): The discrepancy is with the co-borrower's [REDACTED]. The [REDACTED] verifies the [REDACTED] is $[REDACTED] which is $[REDACTED] per month.

Final 1003 disclosed two [REDACTED] for the same exact amount of $[REDACTED] however, there was only 1 [REDACTED] of $[REDACTED] verified. Exception remains.

Buyer Comment (2023-05-15): Please see response to the other exception which contains all required income documentation. If not sufficient to clear, please let us know what document for what specific income type and borrower you believe is missing. Thank you
																		05/25/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
[REDACTED]	RCKT2023CES102883	28431160	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [REDACTED] moderately exceeds the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	Due to missing retirement income documentation and a DTI of [REDACTED], the subject loan is at ATR Risk.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [REDACTED]. Borrower has a clean housing payment history	• No late payments/ adverse credit history on any active or historical revolving/ installment accounts • Consecutive mortgage history with no adverse marks • Median qualifying FICO of [REDACTED] • CLTV of [REDACTED] • Consolidated over $[REDACTED] in debt with this transaction.	SitusAMC Originator	Buyer Comment (2023-05-25): .

Reviewer Comment (2023-05-25): • No late payments/ adverse credit history on any active or historical revolving/ installment accounts
• Consecutive mortgage history with no adverse marks
• Median qualifying FICO of [REDACTED]
• CLTV of [REDACTED]
• Consolidated over $[REDACTED] in debt with this transaction.

Reviewer Comment (2023-05-15): The discrepancy is with the co-borrower's [REDACTED]. The [REDACTED] verifies the [REDACTED] is $[REDACTED] which is $[REDACTED] per month.

Final 1003 disclosed two [REDACTED] for the same exact amount of $[REDACTED] however, there was only 1 [REDACTED] of $[REDACTED] verified. Exception remains.

Buyer Comment (2023-05-15): The income types below is what was used to qualify. Attached is the notice of [REDACTED], [REDACTED], [REDACTED] and [REDACTED] for [REDACTED]. All income for both borrowers has been correctly documented
[REDACTED]                  [REDACTED]                   [REDACTED]
[REDACTED]                   [REDACTED]                  [REDACTED]
[REDACTED]                    [REDACTED]                     [REDACTED]
[REDACTED]                   [REDACTED]                      [REDACTED]
[REDACTED]                   S[REDACTED]                  [REDACTED]
																				05/25/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102883	28431212	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Co-Borrower was qualified with monthly income of $[REDACTED] and a DTI of [REDACTED]. Income documentation in the file verifies the income is $[REDACTED] resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [REDACTED]. Borrower has a clean housing payment history	• No late payments/ adverse credit history on any active or historical revolving/ installment accounts • Consecutive mortgage history with no adverse marks • Median qualifying FICO of [REDACTED] • CLTV of [REDACTED] • Consolidated over $[REDACTED] in debt with this transaction.	SitusAMC Originator	Buyer Comment (2023-05-25): .

Reviewer Comment (2023-05-25): • No late payments/ adverse credit history on any active or historical revolving/ installment accounts
• Consecutive mortgage history with no adverse marks
• Median qualifying FICO of [REDACTED]
• CLTV of [REDACTED]
• Consolidated over $[REDACTED] in debt with this transaction.

Reviewer Comment (2023-05-15): The discrepancy is with the co-borrower's [REDACTED]. The [REDACTED] verifies the [REDACTED] is $[REDACTED] which is $[REDACTED] per month.

Final 1003 disclosed two [REDACTED] for the same exact amount of $[REDACTED] however, there was only 1 [REDACTED] of $[REDACTED] verified. Exception remains.

Buyer Comment (2023-05-15): Please see response to the other exception which contains all required income documentation. If not sufficient to clear, please let us know what document for what specific income type and borrower you believe is missing. Thank you
																				05/25/2023	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102883	28431280	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing retirement income documentation and a DTI of [REDACTED], the subject loan is at ATR Risk.	Reviewer Comment (2023-05-25): Exception cleared based on downgrade of DTI guideline exception based on comp factors.

Reviewer Comment (2023-05-15): The discrepancy is with the co-borrower's [REDACTED]. The [REDACTED] verifies the [REDACTED] is $[REDACTED] which is $[REDACTED] per month.

Final 1003 disclosed two [REDACTED] for the same exact amount of $[REDACTED] however, there was only 1 [REDACTED] of $[REDACTED] verified. Exception remains.

Buyer Comment (2023-05-15): Please see response to the other exception which contains all required income documentation. If not sufficient to clear, please let us know what document for what specific income type and borrower you believe is missing. Thank you
																		05/25/2023			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES102914	28434028	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Due to missing the borrowers wages income, the subject loan designation is QM (APOR) Fail.	Reviewer Comment (2023-05-25): Received the revised QM Findings dated [REDACTED] which corrected the loan designation to Higher Priced QM (APOR).

Buyer Comment (2023-05-25): Attached is the corrected QM findings which now reflects this loan is [REDACTED] matching [REDACTED] designation. Outside of this, [REDACTED] feels the $[REDACTED] Tax Cert fee needs to be included as a prepaid finance charge. Tis Fee is the expense fore a third party to order the tax cert and monitor the txes for the life of the loan. We feel the $[REDACTED] credit monitoring fee  should NOT be included as a prepaid finance charge per Reg Z 1026.4(c)(7) stating "In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report"

Buyer Comment (2023-05-24): [REDACTED] [REDACTED] is another loan in this deal where [REDACTED] has included the $[REDACTED] Tax Cert fee in testing

Buyer Comment (2023-05-24): We are providing responses and attestations detailing the fees as specific fees included as a prepaid finance charge impact the APR which can cause the discrepancy in the QM designation. On this loan, the APR variance looks to be caused by [REDACTED] including the $[REDACTED] credit monitoring fee and [REDACTED] including the $[REDACTED] Tax Cert fee. We feel the Tax Cert fee should be a prepaid finance charge as it is a required service for a credit decision to be made on the financing of the loan

Reviewer Comment (2023-05-19): This exception has been reviewed by [REDACTED] compliance department with this response:

Only the AMC attestation in file and there was only the AMC fee on this file, no Notary fee.  I was able to offset the $[REDACTED] AMC fee.  However, there was no Finance Charge exception that could have been addressed.  No other items show to clear.

Subject loan was originated under the Safe Harbor QM (APOR)  however, the loan has tested as Higher Priced QM (APOR). Exception remains.

Buyer Comment (2023-05-18): [REDACTED] designation is correct as well as the APR on our disclosures. [REDACTED] is not including the $[REDACTED] Tax Cert fee and $[REDACTED] Appraisal Management as a prepaid finance charge finance charge to be included in the APR calculation. [REDACTED] is also including the $[REDACTED] Credit Monitoring fee in testing although its not required. Also included is the the attestation letter supporting the inclusion Appraisal Management Services fee

Reviewer Comment (2023-05-15): Please disregard the exception comment which was not correct.

The correct reason is: Subject loan was originated under the Safe Harbor QM (APOR) designation however, the loan has tested as Higher Priced QM (APOR).

Buyer Comment (2023-05-15): The exception states this is "due to missing the borrowers [REDACTED]". Can you please provide clarification? The borrower works for the [REDACTED], all income documentation was provided, income was factored into qualifying ratios and is detailed on the final 1003
																		05/25/2023			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES102914			28434043			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $[REDACTED] on the Initial Loan Estimate, but disclosed as $[REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $[REDACTED] was not provided.				Reviewer Comment (2023-05-15): Received the valid COC dated [REDACTED]. Buyer Comment (2023-05-15): please see attached	05/15/2023			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[REDACTED]	RCKT2023CES103060			28454249			Compliance	Compliance	State Compliance	State HPML	(State HPML) [REDACTED] Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Compliant Higher Priced Loan.					Buyer Comment (2023-05-15): seller accepts with no change in grading			05/15/2023	2	B	B	B	B	B	B	B	B	B	B		OK	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES103066			28433649			Compliance	Compliance	State Compliance	State Defect	[REDACTED] Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	[REDACTED] Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.	Proof of third party fee verified with invoices were not found in file.				Reviewer Comment (2023-05-22): Received the final settlement statement to verify the actual fees paid by the borrower. Buyer Comment (2023-05-22): Please see the attached settlement statement for this loan. Reviewer Comment (2023-05-17): EXCEPTION HISTORY - Exception Detail was updated on [REDACTED] PRIOR Exception Detail:[REDACTED] Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees.	05/22/2023			1	C	A	C	A	C	A	C	A	C	A		WV	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES103074			28434180			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file contains an illegible paystub which is dated [REDACTED]. Unable to determine YTD amounts for base and bonus income.				Reviewer Comment (2023-05-17): Received the borrower's legible paystub. Buyer Comment (2023-05-17): Please see the attached legible paystub	05/17/2023			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103142	28466183	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of Safe Harbor QM (APOR).	Originator Loan Designation of [REDACTED] does not match Due Diligence Loan Designation of Safe Harbor QM (APOR).	Reviewer Comment (2023-05-26): Lender used the optional method of ignoring the odd period in the APR calculation per 1026.17(c)(4).

Buyer Comment (2023-05-24): There is a $[REDACTED] variance in the [REDACTED] Calculated Finance charge ($[REDACTED]) and Calculated Total of payments ($[REDACTED])  vs what the [REDACTED] CD shows ($[REDACTED] and $[REDACTED]) however, based on the [REDACTED] corrections/updated to the Prepaid finance charge, these calculations should now match our Figures. If the [REDACTED] APR calculation includes the current amounts (with the $[REDACTED] variance) for the Calculated Finance Charge and Calculated Total of payments then the APR calculation will be off based on a review of the referenced [REDACTED] computation tool used to confirm your calculations ([REDACTED]).

Please review and advise.

Reviewer Comment (2023-05-23): This exception has been rereviewed by [REDACTED]'s compliance department with this response:

I provided the offset for the credit monitoring service so our prepaids match-up but we still show a discrepancy in APR that results in our loan designation as SHQM (APOR). When we run the loan data through the [REDACTED] computation tool ([REDACTED]), that tool produces the same APR as [REDACTED] is getting at [REDACTED].

[REDACTED] can address the EV3-C loan designation mismatch by restating the loan designation SHQM (APOR). This will replace the EV3 mismatch with an EV2 restated loan designation. Exception remains.

Buyer Comment (2023-05-22): We show based on the current amount financed [REDACTED] has ($[REDACTED]) the APR should be [REDACTED] with a loan designation of HPQM (APOR). Moreover, if the amount financed calculation based on [REDACTED]s findings ($[REDACTED]) which excludes the $[REDACTED] credit monitoring fee from the prepaid finance charge the APR would be [REDACTED] which still has a LD of  HPQM (APOR) based on the APR exceeding the Safe harbor Max of [REDACTED].Please review and advise.

Reviewer Comment (2023-05-20): This exception has been reviewed by [REDACTED]'s compliance department with this response:

On this loan, the client stated LD of HPQM (APOR) while our system is testing the LD as SHQM (APOR).  This is due to [REDACTED] is calculating a higher APR than [REDACTED].  The rebuttal asks for the $[REDACTED] credit monitoring service fee to be removed from the finance charge, but that would just make [REDACTED]'s calculated APR even lower, and would not resolve the LD Mismatch.

Buyer Comment (2023-05-18): The credit Monitoring fee should be removed from your prepaid finance charge calculation per REg 1026.4(c)(7). The fee was paid to [REDACTED] as listed on the final CD, this company delivers credit information from Consumer Reporting Agencies (CRAs) to mortgage companies and other lending institutions who require credit reporting information for lending purposes and qualifies as a real estate related fee.

Reviewer Comment (2023-05-17): This exception has been reviewed by [REDACTED] compliance department with this response:

An offset was applied for the appraisal management and notary fees in the finance charge calculation.  The loan remains a Safe Harbor QM(APOR) loan as the calculated APR ([REDACTED]) does not exceed the threshold of [REDACTED] (APOR [REDACTED] + [REDACTED]).

Revised QM Findings with the designation of Safe Harbor QM (APOR) is required to rereview this exception.

Buyer Comment (2023-05-17): Please review the Appraisal invoice in your loan file on page 513, the $[REDACTED] appraisal management fee should be included in you calculation. Moreover, the Title Notary fee should be included as well. Please see the attached
																		05/26/2023			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2023CES103145			28464275			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-17): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-17): Please see attached confirming the borrower viewed the appraisal on [REDACTED]	05/17/2023			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103145			28464276			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED], which is not at least 3 business days prior to closing on [REDACTED]. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-17): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-17): Please see attached confirming the borrower viewed the appraisal on [REDACTED]	05/17/2023			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103198			28434466			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): [REDACTED] Tax Returns - The [REDACTED] or [REDACTED] tax returns provided are not the most recent. Application Date [REDACTED], Most Recent Tax Return End Date [REDACTED], Tax Return Due Date [REDACTED].	File is missing most recent [REDACTED] & [REDACTED] Tax Returns for [REDACTED]income.				Buyer Comment (2023-05-17): .			05/17/2023	2	B	B	B	B	B	B	B	B	B	B		GA	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103247			28463983			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED]. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023-05-16): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-16): Loan is compliant with apprasisal acknowledgement provided.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103247			28463984			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on [REDACTED] with an expected received date of [REDACTED] and the file is missing evidence of actual receipt by the borrower at least 3 business days prior to the closing date of [REDACTED] as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023-05-16): Received proof the borrower viewed the appraisal on [REDACTED]. Buyer Comment (2023-05-16): Please see the attached screenshot confirming the client viewed the appraisal 3 days before the closing date	05/16/2023			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103316			28457340			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-16): seller accepts with no change in grading			05/16/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103347			28478006			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): [REDACTED]Tax Returns - The [REDACTED] or [REDACTED] tax returns provided are not the most recent. Application Date [REDACTED], Most Recent Tax Return End Date [REDACTED], Tax Return Due Date [REDACTED].	The File is missing the borrower's most recent [REDACTED] or [REDACTED] tax returns. Upon missing income documentation, additional conditions may apply.				Buyer Comment (2023-05-17): .			05/17/2023	2	B	B	B	B	B	B	B	B	B	B		VT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103347			28478007			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): [REDACTED] Tax Returns - The [REDACTED] or [REDACTED] tax returns provided are not the most recent. Application Date [REDACTED], Most Recent Tax Return End Date [REDACTED], Tax Return Due Date [REDACTED].	The File is missing the borrower's most recent [REDACTED] or [REDACTED] tax returns. Upon missing income documentation, additional conditions may apply.				Buyer Comment (2023-05-17): .			05/17/2023	2	B	B	B	B	B	B	B	B	B	B		VT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
[REDACTED]	RCKT2023CES103365			28456831			Compliance	Compliance	State Compliance	State HPML	[REDACTED] HPML Threshold Test Compliant	[REDACTED] Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is equal to or greater than the threshold of APOR [REDACTED] + [REDACTED], or [REDACTED] Compliant Higher Priced Loan.					Buyer Comment (2023-05-16): .			05/16/2023	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[REDACTED]	RCKT2023CES103477	28467739	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Disclosure dated [REDACTED] was not signed and dated by the borrower. File is missing evidence the borrower received the this Closing Disclosure at least 3 business days prior to the closing date of [REDACTED].	Reviewer Comment (2023-05-19): Received proof the borrower viewed the Initial LE on [REDACTED].

Buyer Comment (2023-05-19): Please see the attached screenshot from our online Documents review system, this shows the client viewed the [REDACTED] CD on [REDACTED] .

Reviewer Comment (2023-05-19): [REDACTED] Agreed [REDACTED] CD was issued to borrower for loan amount and pricing change; however, in order to clear this exception we need evidence that [REDACTED] CD was provided to borrower 3 days prior to closing.

Buyer Comment (2023-05-18): Please review the Re-disclosure history on page 202 in your loan file, the loan amount and pricing changed on [REDACTED] which required the issuance of the initial Cd dated [REDACTED]

Reviewer Comment (2023-05-18): [REDACTED] received tracking for CD dated [REDACTED] however we required evidence that the borrower received initial CD dated [REDACTED] three days prior to closing date.

Buyer Comment (2023-05-17): The initial closing disclosure is from [REDACTED] in your loan file on page 184, proof the client received this CD is reflected on the attached evidentiary document.
																		05/19/2023			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No